                                               Registration No.  333- _________.

================================================================================


                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-14
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

[ ]  Pre-Effective Amendment No. _____    [ ] Post-Effective Amendment No. _____

                        (Check appropriate box or boxes)

--------------------------------------------------------------------------------

                Exact name of Registrant as Specified in Charter:

                         THE HARTFORD MUTUAL FUNDS, INC.

                     Address of Principal Executive Offices:
                                  P.O. Box 2999
                        Hartford, Connecticut 06104-2999

                  Registrant's Telephone Number: (860) 297-6443

                     Name and Address of Agent for Service:
                               Kevin J. Carr, Esq.
                               Investment Law Unit
                   The Hartford Financial Services Group, Inc.
                              55 Farmington Avenue
                           Hartford, Connecticut 06105

                                    Copy to:
                           Kathleen L. Prudhomme, Esq.
                              Dorsey & Whitney LLP
                                   Suite 1500
                              50 South Sixth Street
                          Minneapolis, Minnesota 55402

                  Approximate Date of Proposed Public Offering:
As soon as possible following the effective date of this Registration Statement.
               It is proposed that this filing become effective on December 10, 2001 (30 days after filing) pursuant to Rule 488.

--------------------------------------------------------------------------------

The title of the securities being registered is shares of common stock.

No filing fee is required because an indefinite number of shares of the Registrant have previously been registered on Form N-1A (Registration Nos. 333-02381, 811-07589) pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Registrant's Rule 24f-2 Notice for the fiscal year ended October 31, 2000 was filed on January 9, 2001. Pursuant to Rule 429 under the Securities Act of 1933, this Registration Statement relates to the shares previously registered on the aforesaid Registration Statement on Form N-1A.


================================================================================

                                THE FORTIS FUNDS

                       FORTIS ASSET ALLOCATION PORTFOLIO
                         FORTIS GLOBAL GROWTH PORTFOLIO
                          FORTIS GROWTH & INCOME FUND
                          FORTIS HIGH YIELD PORTFOLIO
                     FORTIS INTERNATIONAL EQUITY PORTFOLIO
                               FORTIS MONEY FUND
                  (EACH A SERIES OF FORTIS SERIES FUND, INC.)

                              500 BIELENBERG DRIVE
                           WOODBURY, MINNESOTA 55125

                                MAILING ADDRESS:
                                 P.O. BOX 64284
                           ST. PAUL, MINNESOTA 55164

Dear Shareholder:

     The Board of Directors of the mutual funds listed above (each, a "Fortis Fund") is pleased to submit for your vote a proposal to reorganize each Fortis Fund into a comparable mutual fund in the Hartford fund family (each, a "Hartford Fund"). As you know, The Hartford Life and Accident Insurance Company ("Hartford Life"), an indirect wholly owned subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford") acquired Fortis Advisers, Inc. and Fortis Investors, Inc., the former investment adviser and distributor of the Fortis Funds, on April 2, 2001 (the "Acquisition"). Since that time, Hartford Investment Financial Services Company ("HIFSCO") has been serving as investment adviser and either Hartford Investment Management Company ("HIMCO") or Wellington Management Company LLP ("Wellington Management") has been serving as sub-adviser to your Fortis Fund. HIFSCO and either HIMCO or Wellington Management also act as adviser and sub-adviser to the funds in the Hartford fund family. OUR GOAL IS TO CONSOLIDATE SIMILAR FUNDS IN THE FORTIS AND HARTFORD FUND FAMILIES INTO A SINGLE, BROADLY DIVERSIFIED FAMILY OF MUTUAL FUNDS. Those funds in the Fortis fund family that are not being reorganized will be re-named and added to the Hartford fund family

     THE BOARD OF DIRECTORS BELIEVES THAT THE TRANSACTION IS IN THE BEST INTERESTS OF EACH FORTIS FUND AND ITS SHAREHOLDERS AND UNANIMOUSLY RECOMMENDS THAT YOU VOTE FOR ITS APPROVAL.

     The Board considered various factors in reviewing the proposed reorganization on behalf of Fortis Fund shareholders, including, but not limited to, the following:

     - The Board considered the fact that the Hartford Funds have investment objectives that are substantially similar and investment policies that are substantially identical to those of corresponding Fortis Funds. Since the Acquisition, corresponding Hartford and Fortis Funds have been managed by the same portfolios managers, using the same investment policies and strategies.

     - Because the combination will result in each reorganized Fund having a larger asset base, and because the reorganized Funds will have access to The Hartford's large distribution network which may generate additional assets, the Board believes the reorganization may provide shareholders the benefit of economies of scale.

     - Hartford Life or the applicable Hartford Funds will bear the customary expenses associated with the reorganization.

     - The combination should allow you to benefit from The Hartford's larger family of retail mutual funds, which will provide you with substantially enhanced exchange privileges.

     - The reorganization is expected to be tax-free; it is anticipated you will pay no federal income tax as a result of the reorganization.

     - The Board considered that the expense ratios after voluntary fee waivers of the Hartford Funds are within industry norms and are comparable to or slightly lower than those of the corresponding Fortis Funds in three out of six cases when comparing Class A shares. The Board determined that, in cases where Hartford Fund expenses are higher, the expected benefits of the reorganization to Fortis Fund shareholders counterbalance the increased expenses.

     If the proposal is approved, each Hartford Fund will acquire all of the assets of a Fortis Fund that has substantially similar investment objectives, and substantially identical investment policies and strategies, and Hartford Fund shares of the same or a similar class will be distributed pro rata to you in complete liquidation of the Fortis Fund. In order to exchange your Fortis Fund shares for Hartford Fund shares, the Board of Directors of the Fortis Funds submits for your approval an Agreement and Plan of Reorganization ("Plan") that relates to your Fortis Fund.

     Your vote on the transaction is critical to its success. Representatives of Hartford Administrative Services Company, Hartford Life, or a proxy solicitation
firm,           , may be contacting you to urge you to vote on this important matter. The reorganization of your Fortis Fund will occur only if approved by a majority of the outstanding shares on the record date of your Fortis Fund voted in person or represented by proxy. Whether or not you plan to attend the meeting, please vote your shares by toll-free telephone call, by the Internet or by mail. IF YOU ARE A SHAREHOLDER OF MORE THAN ONE FORTIS FUND INVOLVED IN THE PROPOSED REORGANIZATIONS, YOU HAVE RECEIVED MORE THAN ONE PROXY CARD WITH THIS MAILING AND WILL NEED TO VOTE YOUR SHARES OF EACH FUND. Following this letter is a Q&A summarizing the reorganization and information on how you vote your shares. Please read the entire prospectus/proxy statement carefully before you vote.

     Thank you for your prompt attention and participation.

                                          Sincerely,

                                               /s/ DAVID M. ZNAMIEROWSKI
                                          --------------------------------------
                                                  David M. Znamierowski
                                                        President

                      THE FORTIS FUNDS/THE HARTFORD FUNDS

                                   PROXY Q&A

     THE FOLLOWING IS IMPORTANT INFORMATION TO HELP YOU UNDERSTAND THE PROPOSAL ON WHICH YOU ARE BEING ASKED TO VOTE. PLEASE READ THE ENTIRE PROXY STATEMENT.

WHY IS THIS REORGANIZATION BEING PROPOSED?

     Since the acquisition of Fortis Advisers and Fortis Investors by Hartford Life, HIFSCO has acted as the investment adviser to both the Fortis fund family and the Hartford fund family. Our goal in proposing the reorganization is to consolidate similar funds in the two fund families, creating a single, broadly diversified family of mutual funds.

     Your Board of Directors has determined that the reorganization is in the best interests of Fortis Fund shareholders and recommends that you vote FOR the reorganization. Benefits to Fortis Fund shareholders will include:

     - The potential for each reorganized fund, as a result of having a larger asset base, to benefit from economies of scale.

     - The opportunity to become part of a growing and competitive fund family and to benefit from The Hartford's larger family of retail mutual funds, which will provide you with substantially enhanced exchange privileges, and its large distribution network.

     - As explained below, the reorganization is expected to be tax free to Fortis Fund shareholders.

WHEN WILL THIS REORGANIZATION BECOME EFFECTIVE?

     If shareholder approval is obtained, the reorganization is scheduled to be effective on or about February 19, 2002.

CAN I MAKE ADDITIONAL INVESTMENTS IN MY FORTIS FUND BEFORE THE REORGANIZATION?

     Yes. You can continue to make investments until the effective date of the reorganization.

IS THERE ANYTHING I NEED TO DO TO CONVERT MY SHARES?

     No. Upon shareholder approval of the reorganization, your Fortis Fund shares automatically will be exchanged for shares of the same or a similar class in the corresponding Hartford Fund. The total value of the Hartford Fund shares that you receive will be the same as the total value of the Fortis Fund shares that you hold immediately before the reorganization.

WILL I INCUR TAXES AS A RESULT OF THIS REORGANIZATION?

     This reorganization is expected to be a tax-free event. Generally, shareholders will not incur capital gains or losses on the conversion from Fortis Fund shares into Hartford Fund shares as a result of this reorganization. Furthermore, the cost basis on each investment will remain the same.

     Shareholders will incur capital gains or losses if they sell their Fortis Fund shares before the reorganization becomes effective or sell/exchange their Hartford Fund shares after the reorganization becomes effective. Shareholders will also be responsible for tax obligations associated with monthly or periodic distributions that occur prior to the reorganization. The Fortis Funds will be required to distribute any realized capital gains to shareholders prior to the reorganization, and these distributions generally will be taxable to shareholders. Please note that retirement accounts are exempt from the foregoing tax consequences.

WHEN SHOULD I VOTE?

     Please vote as soon as possible, by mail, by telephone or by the Internet. Representatives of Hartford Administrative Services Company, Hartford Life, or a
proxy solicitation firm,           , may be contacting you to urge you to vote
on this important matter.

WHO IS PAYING THE COST OF THE SHAREHOLDER MEETING AND OF THIS PROXY
SOLICITATION?

     Hartford Life or the applicable Hartford Fund -- and not your Fund -- are paying the customary expenses associated with the reorganization.

                                THE FORTIS FUNDS

                       FORTIS ASSET ALLOCATION PORTFOLIO
                         FORTIS GLOBAL GROWTH PORTFOLIO
                          FORTIS GROWTH & INCOME FUND
                          FORTIS HIGH YIELD PORTFOLIO
                     FORTIS INTERNATIONAL EQUITY PORTFOLIO
                               FORTIS MONEY FUND
                  (EACH A SERIES OF FORTIS SERIES FUND, INC.)

                              500 BIELENBERG DRIVE
                           WOODBURY, MINNESOTA 55125

                                MAILING ADDRESS:
                                 P.O. BOX 64284
                           ST. PAUL, MINNESOTA 55164

                  NOTICE OF A SPECIAL MEETING OF SHAREHOLDERS

     A Special Meeting of Shareholders of each of the Fortis Funds listed above (each a "Fortis Fund") will be held on January 31, 2002, at 10:00 a.m., Central Time at 500 Bielenberg Drive, Woodbury, Minnesota 55125 , for the following purposes:

          1. TO APPROVE A PROPOSED AGREEMENT AND PLAN OF REORGANIZATION ("PLAN") BETWEEN FORTIS SERIES FUND, INC. AND THE HARTFORD MUTUAL FUNDS, INC. WHEREBY ALL OF THE ASSETS OF EACH FORTIS FUND WOULD BE ACQUIRED BY A COMPARABLE MUTUAL FUND IN THE HARTFORD FUND FAMILY (EACH A "HARTFORD FUND") IN EXCHANGE FOR THE HARTFORD FUND'S SHARES, TO BE DISTRIBUTED PRO RATA BY THE FORTIS FUND TO THE HOLDERS OF ITS SHARES, IN COMPLETE LIQUIDATION OF THE FORTIS FUND.

          2. TO TRANSACT SUCH OTHER BUSINESS AS MAY PROPERLY COME BEFORE THE MEETING OR ANY ADJOURNMENT THEREOF.

Dated:           , 2001                   By Order of the Board of Directors,

                                                  /s/ MICHAEL J. RADMER
                                          --------------------------------------
                                                    Michael J. Radmer
                                                        Secretary

     Shareholders of record at the close of business on December 3, 2001 are entitled to vote at the meeting. Whether or not you plan to attend the meeting, please vote your shares by returning the proxy card by mail, or by voting by telephone or the internet. Your vote is important.

TO SECURE THE LARGEST POSSIBLE REPRESENTATION AND TO SAVE THE EXPENSE OF FURTHER MAILINGS, PLEASE MARK YOUR PROXY CARD, SIGN IT, AND RETURN IT IN THE ENCLOSED ENVELOPE, WHICH REQUIRES NO POSTAGE IF MAILED IN THE UNITED STATES. YOU MAY ALSO VOTE BY TELEPHONE OR THE INTERNET. YOU MAY REVOKE YOUR PROXY AT ANY TIME AT OR BEFORE THE MEETING OR VOTE IN PERSON IF YOU ATTEND THE MEETING.

                           THE HARTFORD ADVISERS FUND
                        THE HARTFORD GLOBAL LEADERS FUND
                      THE HARTFORD GROWTH AND INCOME FUND
                          THE HARTFORD HIGH YIELD FUND
                 THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND
                         THE HARTFORD MONEY MARKET FUND
               (EACH A SERIES OF THE HARTFORD MUTUAL FUNDS, INC.)

                              500 BIELENBERG DRIVE
                           WOODBURY, MINNESOTA 55125

                                 1-888-843-7824

                           TO ACQUIRE THE ASSETS OF:

                       FORTIS ASSET ALLOCATION PORTFOLIO
                         FORTIS GLOBAL GROWTH PORTFOLIO
                          FORTIS GROWTH & INCOME FUND
                          FORTIS HIGH YIELD PORTFOLIO
                     FORTIS INTERNATIONAL EQUITY PORTFOLIO
                               FORTIS MONEY FUND
                  (EACH A SERIES OF FORTIS SERIES FUND, INC.)

                              500 BIELENBERG DRIVE
                           WOODBURY, MINNESOTA 55125

                         1-800-800-2000, EXTENSION 3012

                           PROSPECTUS/PROXY STATEMENT
                                            , 2001

     This Prospectus/Proxy Statement describes a proposed Agreement and Plan of Reorganization (the "Plan") pursuant to which you would receive shares of a mutual fund in the Hartford family of funds (each a "Hartford Fund") in exchange for the shares of the fund you currently own (each a "Fortis Fund"). Each Hartford Fund and each Fortis Fund is a diversified portfolio of securities of an open-end management investment company. If the Plan is approved with respect to your Fortis Fund, a Hartford Fund with substantially similar investment objectives and substantially identical investment policies and strategies would acquire all of the assets of your Fortis Fund, and Hartford Fund shares would be distributed pro rata by the Fortis Fund to the holders of its shares, in complete liquidation of the Fortis Fund. As a result of the Plan, each Fortis Fund shareholder would become the owner of Hartford Fund shares of the same or a similar class and having a total net asset value equal to the total net asset value of such shareholder's holdings in the Fortis Fund. For the name of the Hartford Fund into which your Fortis Fund would be reorganized, see
"Summary -- About the Proposed Reorganization." For a comparison of the investment objectives of the Fortis Funds and the Hartford Funds and a summary of their investment policies and strategies, see "Summary -- Comparison of Investment Objectives, Policies, Strategies and Principal Risks of the Fortis Funds and Hartford Funds."

     THE BOARD OF DIRECTORS OF THE FORTIS FUNDS UNANIMOUSLY RECOMMENDS APPROVAL OF THE PLAN.

     You should retain this Prospectus/Proxy Statement for future reference. It sets forth concisely the information about each Hartford Fund that a prospective investor should know before investing. This Prospectus/Proxy Statement is accompanied by the Prospectus of the Hartford Fund into which your Fortis Fund would be reorganized and that fund's Annual Report to Shareholders, which are incorporated herein by reference. Statements of Additional Information for each Hartford Fund (one relating to the Hartford Fund's Prospectus and a second one relating to this Prospectus/Proxy Statement), all containing additional information, have been filed with the Securities and Exchange Commission and are incorporated herein by reference. Copies of the Statements of Additional Information may be obtained without charge by writing or calling the Hartford Funds at the address and telephone number shown above.

     This Prospectus/Proxy Statement was first mailed to shareholders the week
of                          , 2001.

     THE SHARES OFFERED BY THIS PROSPECTUS/PROXY STATEMENT ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES, OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS
PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS

                                                              PAGE
                                                              ----
SUMMARY.....................................................
  About the Proposed Reorganization.........................
  Comparative Fee Tables....................................
  Comparison of Investment Objectives, Policies, Strategies
     and Principal Risks of the Fortis Funds and Hartford
     Funds..................................................
  Comparison of Potential Risks and Rewards: Performance
     Information............................................
  Comparison of Operations..................................
     Investment Advisory Agreements.........................
     Other Service Providers................................
     Sales Load, Distribution and Shareholder Servicing
      Arrangements..........................................
     Purchase, Exchange and Redemption Procedures...........
     Dividends and Other Distributions......................
  Tax Consequences..........................................
INFORMATION ABOUT THE REORGANIZATION........................
  Considerations by the Board of Directors of the Fortis
     Funds..................................................
  Description of the Plan of Reorganization.................
  Description of Hartford Fund Shares.......................
  Federal Income Tax Consequences...........................
  Comparative Information on Shareholder Rights and
     Obligations............................................
  Capitalization............................................
INFORMATION ABOUT THE HARTFORD FUNDS AND THE FORTIS FUNDS...
  Hartford Funds............................................
  Fortis Funds..............................................
VOTING INFORMATION..........................................
  Outstanding Shares and Voting Requirements................
  Other Matters.............................................
  Board Recommendation......................................
FORM OF AGREEMENT AND PLAN OF REORGANIZATION -- EXHIBIT A...

                                    SUMMARY

     This summary is qualified in its entirety by reference to the additional information contained elsewhere in this Prospectus/Proxy Statement, the Prospectus and Statement of Additional Information of each Hartford Fund, the Prospectus and Statement of Additional Information of each Fortis Fund, and the Plan, a form of which is attached to this Prospectus/Proxy Statement as Exhibit A.

ABOUT THE PROPOSED REORGANIZATION

     The Board of Directors of the corporation of which each Fortis Fund is a series has voted to recommend approval of the Plan to shareholders of each Fortis Fund. Under the Plan, each Hartford Fund would acquire all of the assets of the corresponding Fortis Fund in exchange for the Hartford Fund's shares to be distributed pro rata by the Fortis Fund to its shareholders in complete liquidation and dissolution of the Fortis Fund (the "Reorganization"). As a result of the Reorganization, each shareholder of a Fortis Fund will become the owner of a Hartford Fund's shares of the same or a similar class having a total net asset value equal to the total net asset value of such shareholder's holdings in the Fortis Fund on the date of the Reorganization.

     As a condition to the Reorganization, the Hartford Fund and the Fortis Fund will receive an opinion of counsel that the Reorganization will be considered a tax-free "reorganization" under applicable provisions of the Internal Revenue Code of 1986, as amended (the "Code"), so that neither the Hartford Fund nor the Fortis Fund nor the shareholders of the Fortis Fund will recognize any gain or loss. The tax basis of the Hartford Fund's shares received by Fortis Fund shareholders will be the same as the tax basis of their shares in the Fortis Fund.

     The following chart shows the Hartford Fund into which each Fortis Fund would be reorganized if the Reorganization is approved and the Hartford Fund share class that Fortis Fund shareholders of each class would receive. The chart is arranged alphabetically according to the name of the Fortis Fund.

FORTIS FUND/SHARE CLASS                           CORRESPONDING HARTFORD FUND/SHARE CLASS
-----------------------                           ---------------------------------------
Fortis Asset Allocation Portfolio              The Hartford Advisers Fund
  Class A                                      Class A
  Class B                                      Class B
  Class H                                      Class B
  Class C                                      Class C
  Class Z                                      Class A
Fortis Global Growth Portfolio                 The Hartford Global Leaders Fund
  Class A                                      Class A
  Class B                                      Class B
  Class H                                      Class B
  Class C                                      Class C
Fortis Growth & Income Fund                    The Hartford Growth and Income Fund
  Class A                                      Class A
  Class B                                      Class B
  Class H                                      Class B
  Class C                                      Class C
Fortis High Yield Portfolio                    The Hartford High Yield Fund
  Class A                                      Class A
  Class B                                      Class B
  Class H                                      Class B
  Class C                                      Class C

FORTIS FUND/SHARE CLASS                           CORRESPONDING HARTFORD FUND/SHARE CLASS
-----------------------                           ---------------------------------------
Fortis International Equity Portfolio          The Hartford International Opportunities Fund
  Class A                                      Class A
  Class B                                      Class B
  Class H                                      Class B
  Class C                                      Class C
Fortis Money Fund                              The Hartford Money Market Fund
  Class A                                      Class A
  Class B                                      Class B
  Class H                                      Class B
  Class C                                      Class C

COMPARATIVE FEE TABLES

     The Fortis Funds, like all mutual funds, incur certain expenses in their operations and as a shareholder of a Fortis Fund, you pay these expenses indirectly. The expenses include management fees, Rule 12b-1 distribution and service fees, as well as the costs of maintaining accounts, administration, and other activities. The Hartford Funds incur similar expenses in their operations. The following tables compare the expenses paid by the Fortis Funds with the expenses that you will incur indirectly as a shareholder of the Hartford Fund into which your shares will be exchanged. The tables also include any shareholder fees that are paid directly from your investment. YOU WILL NOT BE CHARGED ANY SALES LOADS FOR ACQUIRING SHARES OF THE HARTFORD FUND IN EXCHANGE FOR SHARES OF THE FORTIS FUND YOU CURRENTLY OWN. IN ADDITION, YOU WILL RECEIVE CREDIT FOR THE PERIOD YOU HELD YOUR FORTIS FUND SHARES IN DETERMINING ANY CONTINGENT DEFERRED SALES CHARGE DUE UPON THE REDEMPTION OF THE HARTFORD FUND SHARES YOU RECEIVE IN THE EXCHANGE. Each table (a) compares the fees and expenses as of April 30, 2001 for a Fortis Fund and its corresponding Hartford Fund and (b) shows the estimated fees and expenses for the corresponding Hartford Fund on a pro forma basis as of that date after giving effect to the Reorganization.

         THE HARTFORD ADVISERS FUND / FORTIS ASSET ALLOCATION PORTFOLIO

                                          THE HARTFORD ADVISERS FUND               FORTIS ASSET ALLOCATION PORTFOLIO
                                       ---------------------------------   --------------------------------------------------
                                       (CLASS A)   (CLASS B)   (CLASS C)   (CLASS A)   (CLASS B/H)   (CLASS C)   (CLASS Z)(1)
                                       ---------   ---------   ---------   ---------   -----------   ---------   ------------
SHAREHOLDER FEES
Fees Paid Directly From Your
  Investment
Maximum Sales Charge (Load) on
  Purchases (as a percentage of
  offering price)....................    5.50%       None        1.00%       4.75%        None         None          None
Maximum Deferred Sales Charge (Load)
  (as a percentage of original
  purchase price or redemption
  proceeds, whichever is less).......    None        5.00%       1.00%       None         4.00%        1.00%         None
ANNUAL FUND OPERATING EXPENSES
  (Before Waivers)
Expenses That Are Deducted From Fund
  Assets (as a percentage of average
  net assets)
Management Fees......................    0.65%       0.65%       0.65%       0.86%        0.86%        0.86%         0.86%
Distribution and/or Service (12b-1)
  Fees...............................    0.35%       1.00%       1.00%       0.45%        1.00%        1.00%         None
Other Expenses.......................    0.25%       0.27%       0.26%       0.08%        0.08%        0.08%         0.08%
  Fund Accounting Fees...............    0.02%       0.02%       0.02%         --           --           --            --
  Transfer Agent Fees................    0.18%       0.20%       0.18%         --           --           --            --
  Other..............................    0.05%       0.05%       0.06%       0.08%        0.08%        0.08%         0.08%
Total Annual Fund Operating
  Expenses...........................    1.25%       1.92%       1.91%       1.39%        1.94%        1.94%         0.94%
Contractual Waiver...................    0.05%         --          --          --           --           --            --
Net Annual Fund Operating
  Expenses(2)........................    1.20%       1.92%       1.91%       1.39%        1.94%        1.94%         0.94%

                                                HARTFORD PRO FORMA
                                                ESTIMATED COMBINED
                                       ------------------------------------
                                       (CLASS A)(1)   (CLASS B)   (CLASS C)
                                       ------------   ---------   ---------
SHAREHOLDER FEES
Fees Paid Directly From Your
  Investment
Maximum Sales Charge (Load) on
  Purchases (as a percentage of
  offering price)....................      5.50%        None        1.00%
Maximum Deferred Sales Charge (Load)
  (as a percentage of original
  purchase price or redemption
  proceeds, whichever is less).......      None         5.00%       1.00%
ANNUAL FUND OPERATING EXPENSES
  (Before Waivers)
Expenses That Are Deducted From Fund
  Assets (as a percentage of average
  net assets)
Management Fees......................      0.64%        0.64%       0.64%
Distribution and/or Service (12b-1)
  Fees...............................      0.35%        1.00%       1.00%
Other Expenses.......................      0.26%        0.27%       0.25%
  Fund Accounting Fees...............      0.02%        0.02%       0.02%
  Transfer Agent Fees................      0.18%        0.20%       0.18%
  Other..............................      0.06%        0.05%       0.05%
Total Annual Fund Operating
  Expenses...........................      1.25%        1.91%       1.89%
Contractual Waiver...................      0.05%          --          --
Net Annual Fund Operating
  Expenses(2)........................      1.20%        1.91%       1.89%

---------------

(1) Fortis Fund Class Z shares will be exchanged for Hartford Fund Class A shares and therefore will be subject to Rule 12b-1 distribution and service fees of 0.35%, as noted above.

(2) Although the Rule 12b-1 fee for The Hartford Advisers Fund Class A shares is 0.35% of average net assets, the Fund's distributor has contractually agreed to reduce the fee to 0.30% through at least February 28, 2002. This waiver may be discontinued at any time thereafter.

       THE HARTFORD GLOBAL LEADERS FUND / FORTIS GLOBAL GROWTH PORTFOLIO

                                                   THE HARTFORD GLOBAL LEADERS FUND      FORTIS GLOBAL GROWTH PORTFOLIO
                                                   ---------------------------------   -----------------------------------
                                                   (CLASS A)   (CLASS B)   (CLASS C)   (CLASS A)   (CLASS B/H)   (CLASS C)
                                                   ---------   ---------   ---------   ---------   -----------   ---------
SHAREHOLDER FEES
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) on Purchases (as a
  percentage of offering price)..................    5.50%       None        1.00%       4.75%        None         None
Maximum Deferred Sales Charge (Load) (as a
  percentage of original purchase price or
  redemption proceeds, whichever is less)........    None        5.00%       1.00%       None         4.00%        1.00%
ANNUAL FUND OPERATING EXPENSES (Before Waivers)
Expenses That Are Deducted From Fund Assets (as a
  percentage of average net assets)
Management Fees..................................    0.85%       0.85%       0.85%       1.00%        1.00%        1.00%
Distribution and/or Service (12b-1) Fees.........    0.35%       1.00%       1.00%       0.25%        1.00%        1.00%
Other Expenses...................................    0.31%       0.36%       0.33%       0.12%        0.12%        0.12%
  Fund Accounting Fees...........................    0.02%       0.02%       0.02%         --           --           --
  Transfer Agent Fees............................    0.18%       0.22%       0.21%         --           --           --
  Other..........................................    0.11%       0.12%       0.10%       0.12%        0.12%        0.12%
Total Annual Fund Operating Expenses.............    1.51%       2.21%       2.18%       1.37%        2.12%        2.12%
Contractual Waiver...............................    0.05%         --          --          --           --           --
Net Annual Fund Operating Expenses(1)............    1.46%       2.21%       2.18%       1.37%        2.12%        2.12%

                                                            HARTFORD PRO FORMA
                                                            ESTIMATED COMBINED
                                                   ------------------------------------
                                                    (CLASS A)     (CLASS B)   (CLASS C)
                                                   ------------   ---------   ---------
SHAREHOLDER FEES
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) on Purchases (as a
  percentage of offering price)..................      5.50%        None        1.00%
Maximum Deferred Sales Charge (Load) (as a
  percentage of original purchase price or
  redemption proceeds, whichever is less)........      None         5.00%       1.00%
ANNUAL FUND OPERATING EXPENSES (Before Waivers)
Expenses That Are Deducted From Fund Assets (as a
  percentage of average net assets)
Management Fees..................................      0.83%        0.83%       0.83%
Distribution and/or Service (12b-1) Fees.........      0.35%        1.00%       1.00%
Other Expenses...................................      0.29%        0.33%       0.33%
  Fund Accounting Fees...........................      0.02%        0.02%       0.02%
  Transfer Agent Fees............................      0.18%        0.22%       0.21%
  Other..........................................      0.09%        0.09%       0.10%
Total Annual Fund Operating Expenses.............      1.47%        2.16%       2.16%
Contractual Waiver...............................      0.05%          --          --
Net Annual Fund Operating Expenses(1)............      1.42%        2.16%       2.16%

---------------

(1) Although the Rule 12b-1 fee for The Hartford Global Leaders Fund Class A shares is 0.35% of average net assets, the Fund's distributor has contractually agreed to reduce the fee to 0.30% through at least February 28, 2002. This waiver may be discontinued at any time thereafter.

      THE HARTFORD GROWTH AND INCOME FUND / FORTIS GROWTH AND INCOME FUND

                                                   THE HARTFORD GROWTH AND INCOME FUND       FORTIS GROWTH AND INCOME FUND
                                                   ------------------------------------   -----------------------------------
                                                   (CLASS A)    (CLASS B)    (CLASS C)    (CLASS A)   (CLASS B/H)   (CLASS C)
                                                   ----------   ----------   ----------   ---------   -----------   ---------
SHAREHOLDER FEES
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) on Purchases (as a
  percentage of offering price)..................     5.50%        None         1.00%       4.75%        None         None
Maximum Deferred Sales Charge (Load) (as a
  percentage of original purchase price or
  redemption proceeds, whichever is less)........     None         5.00%        1.00%       None         4.00%        1.00%
ANNUAL FUND OPERATING EXPENSES (Before Waivers)
Expenses That Are Deducted From Fund Assets (as a
  percentage of average net assets)
Management Fees..................................     0.80%        0.80%        0.80%       1.00%        1.00%        1.00%
Distribution and/or Service (12b-1) Fees.........     0.35%        1.00%        1.00%       0.25%        1.00%        1.00%
Other Expenses...................................     0.25%        0.28%        0.27%       0.20%        0.20%        0.20%
  Fund Accounting Fees...........................     0.02%        0.02%        0.02%         --           --           --
  Transfer Agent Fees............................     0.16%        0.19%        0.18%         --           --           --
  Other..........................................     0.07%        0.07%        0.07%       0.20%        0.20%        0.20%
Total Annual Fund Operating Expenses.............     1.40%        2.08%        2.07%       1.45%        2.20%        2.20%
Contractual Waiver...............................     0.05%          --           --          --           --           --
Net Annual Fund Operating Expenses(1)............     1.35%        2.08%        2.07%       1.45%        2.20%        2.20%

                                                            HARTFORD PRO FORMA
                                                            ESTIMATED COMBINED
                                                   ------------------------------------
                                                    (CLASS A)     (CLASS B)   (CLASS C)
                                                   ------------   ---------   ---------
SHAREHOLDER FEES
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) on Purchases (as a
  percentage of offering price)..................      5.50%        None        1.00%
Maximum Deferred Sales Charge (Load) (as a
  percentage of original purchase price or
  redemption proceeds, whichever is less)........      None         5.00%       1.00%
ANNUAL FUND OPERATING EXPENSES (Before Waivers)
Expenses That Are Deducted From Fund Assets (as a
  percentage of average net assets)
Management Fees..................................      0.80%        0.80%       0.80%
Distribution and/or Service (12b-1) Fees.........      0.35%        1.00%       1.00%
Other Expenses...................................      0.25%        0.28%       0.27%
  Fund Accounting Fees...........................      0.02%        0.02%       0.02%
  Transfer Agent Fees............................      0.16%        0.19%       0.18%
  Other..........................................      0.07%        0.07%       0.07%
Total Annual Fund Operating Expenses.............      1.40%        2.08%       2.07%
Contractual Waiver...............................      0.05%          --          --
Net Annual Fund Operating Expenses(1)............      1.35%        2.08%       2.07%

---------------

(1) Although the Rule 12b-1 fee for The Hartford Growth and Income Fund Class A shares is 0.35% of average net assets, the Fund's distributor has contractually agreed to reduce the fee to 0.30% through at least February 28, 2002. This waiver may be discontinued at any time thereafter.

           THE HARTFORD HIGH YIELD FUND / FORTIS HIGH YIELD PORTFOLIO

                                                        THE HARTFORD HIGH YIELD FUND          FORTIS HIGH YIELD PORTFOLIO
                                                      ---------------------------------   -----------------------------------
                                                      (CLASS A)   (CLASS B)   (CLASS C)   (CLASS A)   (CLASS B/H)   (CLASS C)
                                                      ---------   ---------   ---------   ---------   -----------   ---------
SHAREHOLDER FEES
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) on Purchases (as a
  percentage of offering price).....................    4.50%       None        1.00%       4.50%        None         None
Maximum Deferred Sales Charge (Load) (as a
  percentage of original purchase price or
  redemption proceeds, whichever is less)...........    None        5.00%       1.00%       None         4.00%        1.00%
ANNUAL FUND OPERATING EXPENSES (Before Waivers)
Expenses That Are Deducted From Fund Assets (as a
  percentage of average net assets)
Management Fees.....................................    0.75%       0.75%       0.75%       0.74%        0.74%        0.74%
Distribution and/or Service (12b-1) Fees............    0.35%       1.00%       1.00%       0.35%        1.00%        1.00%
Other Expenses......................................    0.25%       0.25%       0.25%       0.08%        0.08%        0.08%
  Fund Accounting Fees..............................    0.02%       0.02%       0.02%         --           --           --
  Transfer Agent Fees...............................    0.16%       0.16%       0.13%         --           --           --
  Other.............................................    0.07%       0.07%       0.10%       0.08%        0.08%        0.08%
Total Annual Fund Operating Expenses................    1.35%       2.00%       2.00%       1.17%        1.82%        1.82%
Contractual Waiver..................................    0.05%         --          --          --           --           --
Net Annual Fund Operating Expenses(1)...............    1.30%       2.00%       2.00%       1.17%        1.82%        1.82%

                                                             HARTFORD PRO FORMA
                                                             ESTIMATED COMBINED
                                                      ---------------------------------
                                                      (CLASS A)   (CLASS B)   (CLASS C)
                                                      ---------   ---------   ---------
SHAREHOLDER FEES
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) on Purchases (as a
  percentage of offering price).....................    4.50%       None        1.00%
Maximum Deferred Sales Charge (Load) (as a
  percentage of original purchase price or
  redemption proceeds, whichever is less)...........    None        5.00%       1.00%
ANNUAL FUND OPERATING EXPENSES (Before Waivers)
Expenses That Are Deducted From Fund Assets (as a
  percentage of average net assets)
Management Fees.....................................    0.75%       0.75%       0.75%
Distribution and/or Service (12b-1) Fees............    0.35%       1.00%       1.00%
Other Expenses......................................    0.22%       0.22%       0.24%
  Fund Accounting Fees..............................    0.02%       0.02%       0.02%
  Transfer Agent Fees...............................    0.16%       0.16%       0.13%
  Other.............................................    0.04%       0.04%       0.09%
Total Annual Fund Operating Expenses................    1.32%       1.97%       1.99%
Contractual Waiver..................................    0.05%         --          --
Net Annual Fund Operating Expenses(1)...............    1.27%       1.97%       1.99%

---------------

(1) Although the Rule 12b-1 fee for The Hartford High Yield Fund Class A shares is 0.35% of average net assets, the Fund's distributor has contractually agreed to reduce the fee to 0.30% through at least February 28, 2002. This waiver may be discontinued at any time thereafter.

  THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND / FORTIS INTERNATIONAL EQUITY
                                   PORTFOLIO

                                                         THE HARTFORD INTERNATIONAL
                                                             OPPORTUNITIES FUND           FORTIS INTERNATIONAL EQUITY PORTFOLIO
                                                      ---------------------------------   --------------------------------------
                                                      (CLASS A)   (CLASS B)   (CLASS C)   (CLASS A)    (CLASS B/H)    (CLASS C)
                                                      ---------   ---------   ---------   ----------   ------------   ----------
SHAREHOLDER FEES
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) on Purchases (as a
  percentage of offering price).....................    5.50%       None        1.00%        4.75%         None          None
Maximum Deferred Sales Charge (Load) (as a
  percentage of original purchase price or
  redemption proceeds, whichever is less)...........    None        5.00%       1.00%        None          4.00%         1.00%
ANNUAL FUND OPERATING EXPENSES (Before Waivers)
Expenses That Are Deducted From Fund Assets (as a
  percentage of average net assets)
Management Fees.....................................    0.85%       0.85%       0.85%        1.00%         1.00%         1.00%
Distribution and/or Service (12b-1) Fees............    0.35%       1.00%       1.00%        0.25%         1.00%         1.00%
Other Expenses......................................    0.40%       0.46%       0.42%        0.35%         0.35%         0.35%
  Fund Accounting Fees..............................    0.02%       0.02%       0.02%          --            --            --
  Transfer Agent Fees...............................    0.21%       0.26%       0.23%          --            --            --
  Other.............................................    0.17%       0.18%       0.17%        0.35%         0.35%         0.35%
Total Annual Fund Operating Expenses................    1.60%       2.31%       2.27%        1.60%         2.35%         2.35%
Contractual Waiver..................................    0.05%         --          --           --            --            --
Net Annual Fund Operating Expenses(1)...............    1.55%       2.31%       2.27%        1.60%         2.35%         2.35%

                                                             HARTFORD PRO FORMA
                                                             ESTIMATED COMBINED
                                                      ---------------------------------
                                                      (CLASS A)   (CLASS B)   (CLASS C)
                                                      ---------   ---------   ---------
SHAREHOLDER FEES
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) on Purchases (as a
  percentage of offering price).....................    5.50%       None        1.00%
Maximum Deferred Sales Charge (Load) (as a
  percentage of original purchase price or
  redemption proceeds, whichever is less)...........    None        5.00%       1.00%
ANNUAL FUND OPERATING EXPENSES (Before Waivers)
Expenses That Are Deducted From Fund Assets (as a
  percentage of average net assets)
Management Fees.....................................    0.85%       0.85%       0.85%
Distribution and/or Service (12b-1) Fees............    0.35%       1.00%       1.00%
Other Expenses......................................    0.38%       0.44%       0.42%
  Fund Accounting Fees..............................    0.02%       0.02%       0.02%
  Transfer Agent Fees...............................    0.21%       0.26%       0.23%
  Other.............................................    0.15%       0.16%       0.17%
Total Annual Fund Operating Expenses................    1.58%       2.29%       2.27%
Contractual Waiver..................................    0.05%         --          --
Net Annual Fund Operating Expenses(1)...............    1.53%       2.29%       2.27%

---------------

(1) Although the Rule 12b-1 fee for The Hartford International Opportunities Fund Class A shares is 0.35% of average net assets, the Fund's distributor has contractually agreed to reduce the fee to 0.30% through at least February 28, 2002. This waiver may be discontinued at any time thereafter.

               THE HARTFORD MONEY MARKET FUND / FORTIS MONEY FUND

                                                       THE HARTFORD MONEY MARKET FUND              FORTIS MONEY FUND
                                                      ---------------------------------   -----------------------------------
                                                      (CLASS A)   (CLASS B)   (CLASS C)   (CLASS A)   (CLASS B/H)   (CLASS C)
                                                      ---------   ---------   ---------   ---------   -----------   ---------
SHAREHOLDER FEES
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) on Purchases (as a
  percentage of offering price).....................    None        None        1.00%       None         None         None
Maximum Deferred Sales Charge (Load) (as a
  percentage of original purchase price or
  redemption proceeds, whichever is less)...........    None        5.00%       1.00%       None         4.00%        1.00%
ANNUAL FUND OPERATING EXPENSES (Before Waivers)
Expenses That Are Deducted From Fund Assets (as a
  percentage of average net assets)
Management Fees.....................................    0.50%       0.50%       0.50%       0.40%        0.40%        0.40%
Distribution and/or Service (12b-1) Fees............    0.35%       1.00%       1.00%       0.20%        1.00%        1.00%
Other Expenses......................................    0.31%       0.32%       0.32%       0.21%        0.21%        0.21%
  Fund Accounting Fees..............................    0.02%       0.02%       0.02%         --           --           --
  Transfer Agent Fees...............................    0.24%       0.24%       0.21%       0.09%        0.09%        0.09%
  Other.............................................    0.05%       0.06%       0.09%       0.12%        0.12%        0.12%
Total Annual Fund Operating Expenses................    1.16%       1.82%       1.82%       0.81%        1.61%        1.61%
Contractual Waiver..................................    0.16%       0.12%       0.12%         --           --           --
Net Annual Fund Operating Expenses(1)...............    1.00%       1.70%       1.70%       0.81%        1.61%        1.61%

                                                             HARTFORD PRO FORMA
                                                             ESTIMATED COMBINED
                                                      ---------------------------------
                                                      (CLASS A)   (CLASS B)   (CLASS C)
                                                      ---------   ---------   ---------
SHAREHOLDER FEES
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) on Purchases (as a
  percentage of offering price).....................    None        None        1.00%
Maximum Deferred Sales Charge (Load) (as a
  percentage of original purchase price or
  redemption proceeds, whichever is less)...........    None        5.00%       1.00%
ANNUAL FUND OPERATING EXPENSES (Before Waivers)
Expenses That Are Deducted From Fund Assets (as a
  percentage of average net assets)
Management Fees.....................................    0.50%       0.50%       0.50%
Distribution and/or Service (12b-1) Fees............    0.35%       1.00%       1.00%
Other Expenses......................................    0.31%       0.32%       0.32%
  Fund Accounting Fees..............................    0.02%       0.02%       0.02%
  Transfer Agent Fees...............................    0.24%       0.24%       0.21%
  Other.............................................    0.05%       0.06%       0.09%
Total Annual Fund Operating Expenses................    1.16%       1.82%       1.82%
Contractual Waiver..................................    0.16%       0.12%       0.12%
Net Annual Fund Operating Expenses(1)...............    1.00%       1.70%       1.70%

---------------

(1) Although the Rule 12b-1 fee for The Hartford Money Market Fund Class A shares is 0.35% of average net assets, the Fund's distributor has contractually agreed to reduce the fee to 0.30% through at least February 28, 2002. In addition, HIFSCO has contractually agreed to limit the total operating expenses of the Class A, Class B and Class C shares of The Hartford Money Market Fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.00%, 1.70% and 1.70%, respectively, through at least February 28, 2002. These waivers may be discontinued at any time thereafter.

EXAMPLES

     The following Examples are intended to help you compare the cost of investing in the Fortis Fund whose shares you currently own with the cost of investing in the Hartford Fund into which your Fortis Fund will be reorganized if the proposed Reorganization is approved. The Examples are based on the expense tables above.

     The Examples assume that you invest $10,000 in each fund for the time periods indicated and either (i) redeem all of your shares at the end of those periods or (ii) do not redeem your shares. Each Example assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

With redemption

                               THE HARTFORD ADVISERS FUND          FORTIS ASSET ALLOCATION PORTFOLIO
                              -----------------------------    ------------------------------------------
                              CLASS A    CLASS B    CLASS C    CLASS A    CLASS B/H    CLASS C    CLASS Z
                              -------    -------    -------    -------    ---------    -------    -------
1 year......................  $  666     $  695     $  392     $  610      $  557      $  297     $   96
3 years.....................  $  910     $  903     $  694     $  894      $  879      $  609     $  300
5 years.....................  $1,173     $1,237     $1,121     $1,199      $1,227      $1,047     $  520
10 years....................  $1,925     $2,056     $2,310     $2,064      $2,122      $2,264     $1,155

                                   PRO FORMA COMBINED
                              -----------------------------
                              CLASS A    CLASS B    CLASS C
                              -------    -------    -------
1 year......................  $  666     $  694     $  390
3 years.....................  $  910     $  900     $  688
5 years.....................  $1,173     $1,232     $1,111
10 years....................  $1,925     $2,048     $2,289

Without redemption

                               THE HARTFORD ADVISERS FUND          FORTIS ASSET ALLOCATION PORTFOLIO
                              -----------------------------    ------------------------------------------
                              CLASS A    CLASS B    CLASS C    CLASS A    CLASS B/H    CLASS C    CLASS Z
                              -------    -------    -------    -------    ---------    -------    -------
1 year....................    $  666     $  195     $  292     $  610      $  197      $  197     $   96
3 years...................    $  910     $  603     $  694     $  894      $  609      $  609     $  300
5 years...................    $1,173     $1,037     $1,121     $1,199      $1,047      $1,047     $  520
10 years..................    $1,925     $2,056     $2,310     $2,064      $2,122      $2,264     $1,155

                                 PRO FORMA COMBINED
                            -----------------------------
                            CLASS A    CLASS B    CLASS C
                            -------    -------    -------
1 year....................  $  666     $  194     $  290
3 years...................  $  910     $  600     $  688
5 years...................  $1,173     $1,032     $1,111
10 years..................  $1,925     $2,048     $2,289

With redemption

                             THE HARTFORD GLOBAL LEADERS FUND    FORTIS GLOBAL GROWTH PORTFOLIO          PRO FORMA COMBINED
                             --------------------------------    -------------------------------    -----------------------------
                             CLASS A     CLASS B     CLASS C     CLASS A    CLASS B/H    CLASS C    CLASS A    CLASS B    CLASS C
                             --------    --------    --------    -------    ---------    -------    -------    -------    -------
1 year.....................   $  690      $  724      $  419     $  608      $  575      $  315     $  687     $  719     $  417
3 years....................   $  986      $  991      $  775     $  888      $  934      $  664     $  975     $  976     $  769
5 years....................   $1,304      $1,385      $1,258     $1,189      $1,319      $1,139     $1,284     $1,359     $1,248
10 years...................   $2,200      $2,355      $2,588     $2,043      $2,261      $2,452     $2,158     $2,305     $2,568

Without redemption

                                     THE HARTFORD GLOBAL
                                        LEADERS FUND             FORTIS GLOBAL GROWTH PORTFOLIO          PRO FORMA COMBINED
                                -----------------------------    -------------------------------    -----------------------------
                                CLASS A    CLASS B    CLASS C    CLASS A    CLASS B/H    CLASS C    CLASS A    CLASS B    CLASS C
                                -------    -------    -------    -------    ---------    -------    -------    -------    -------
1 year........................  $  690     $  224     $  319     $  608      $  215      $  215     $  687     $  219     $  317
3 years.......................  $  986     $  691     $  775     $  888      $  664      $  664     $  975     $  676     $  769
5 years.......................  $1,304     $1,185     $1,258     $1,189      $1,139      $1,139     $1,284     $1,159     $1,248
10 years......................  $2,200     $2,355     $2,588     $2,043      $2,261      $2,452     $2,158     $2,305     $2,568

With redemption

                                   THE HARTFORD GROWTH AND
                                         INCOME FUND               FORTIS GROWTH & INCOME FUND           PRO FORMA COMBINED
                                -----------------------------    -------------------------------    -----------------------------
                                CLASS A    CLASS B    CLASS C    CLASS A    CLASS B/H    CLASS C    CLASS A    CLASS B    CLASS C
                                -------    -------    -------    -------    ---------    -------    -------    -------    -------
1 year........................  $  680     $  711     $  408     $  616      $  583      $  323     $  680     $  711     $  408
3 years.......................  $  954     $  952     $  742     $  912      $  958      $  688     $  954     $  952     $  742
5 years.......................  $1,249     $1,319     $1,202     $1,230      $1,360      $1,180     $1,249     $1,319     $1,202
10 years......................  $2,085     $2,224     $2,476     $2,128      $2,344      $2,534     $2,085     $2,224     $2,476

Without redemption

                                   THE HARTFORD GROWTH AND
                                         INCOME FUND               FORTIS GROWTH & INCOME FUND           PRO FORMA COMBINED
                                -----------------------------    -------------------------------    -----------------------------
                                CLASS A    CLASS B    CLASS C    CLASS A    CLASS B/H    CLASS C    CLASS A    CLASS B    CLASS C
                                -------    -------    -------    -------    ---------    -------    -------    -------    -------
1 year........................  $  680     $  211     $  308     $  616      $  223      $  223     $  680     $  211     $  308
3 years.......................  $  954     $  652     $  742     $  912      $  688      $  688     $  954     $  652     $  742
5 years.......................  $1,249     $1,119     $1,202     $1,230      $1,180      $1,180     $1,249     $1,119     $1,202
10 years......................  $2,085     $2,224     $2,476     $2,128      $2,344      $2,534     $2,085     $2,224     $2,476

With redemption

                                THE HARTFORD HIGH YIELD FUND       FORTIS HIGH YIELD PORTFOLIO           PRO FORMA COMBINED
                                -----------------------------    -------------------------------    -----------------------------
                                CLASS A    CLASS B    CLASS C    CLASS A    CLASS B/H    CLASS C    CLASS A    CLASS B    CLASS C
                                -------    -------    -------    -------    ---------    -------    -------    -------    -------
1 year........................  $  576     $  703     $  401     $  564      $  545      $  285     $  574     $  700     $  400
3 years.......................  $  844     $  927     $  721     $  805      $  843      $  573     $  835     $  918     $  718
5 years.......................  $1,131     $1,278     $1,167     $1,065      $1,165      $  985     $1,116     $1,262     $1,162
10 years......................  $1,947     $2,147     $2,404     $1,806      $1,967      $2,137     $1,915     $2,115     $2,394

Without redemption

                                THE HARTFORD HIGH YIELD FUND       FORTIS HIGH YIELD PORTFOLIO           PRO FORMA COMBINED
                                -----------------------------    -------------------------------    -----------------------------
                                CLASS A    CLASS B    CLASS C    CLASS A    CLASS B/H    CLASS C    CLASS A    CLASS B    CLASS C
                                -------    -------    -------    -------    ---------    -------    -------    -------    -------
1 year........................  $  576     $  203     $  301     $  564      $  185      $  185     $  574     $  200     $  300
3 years.......................  $  844     $  627     $  721     $  805      $  573      $  573     $  835     $  618     $  718
5 years.......................  $1,131     $1,078     $1,167     $1,065      $  985      $  985     $1,116     $1,062     $1,162
10 years......................  $1,947     $2,147     $2,404     $1,806      $1,967      $2,137     $1,915     $2,115     $2,394

With redemption

                                                 THE HARTFORD INTERNATIONAL
                                                     OPPORTUNITIES FUND          FORTIS INTERNATIONAL EQUITY PORTFOLIO
                                                -----------------------------    -------------------------------------
                                                CLASS A    CLASS B    CLASS C     CLASS A      CLASS B/H      CLASS C
                                                -------    -------    -------    ---------    -----------    ---------
1 year........................................  $  699     $  734     $  428       $  630        $  598        $  338
3 years.......................................  $1,013     $1,021     $  802       $  956        $1,003        $  733
5 years.......................................  $1,348     $1,435     $1,303       $1,304        $1,435        $1,255
10 years......................................  $2,294     $2,456     $2,679       $2,285        $2,499        $2,686


                                                     PRO FORMA COMBINED
                                                -----------------------------
                                                CLASS A    CLASS B    CLASS C
                                                -------    -------    -------
1 year........................................  $  697     $  732     $  428
3 years.......................................  $1,007     $1,015     $  802
5 years.......................................  $1,338     $1,425     $1,303
10 years......................................  $2,273     $2,435     $2,679

Without redemption

                                                 THE HARTFORD INTERNATIONAL
                                                     OPPORTUNITIES FUND          FORTIS INTERNATIONAL EQUITY PORTFOLIO
                                                -----------------------------    -------------------------------------
                                                CLASS A    CLASS B    CLASS C     CLASS A      CLASS B/H      CLASS C
                                                -------    -------    -------    ---------    -----------    ---------
1 year........................................  $  699     $  234     $  328       $  630        $  238        $  238
3 years.......................................  $1,013     $  721     $  802       $  956        $  733        $  733
5 years.......................................  $1,348     $1,235     $1,303       $1,304        $1,255        $1,255
10 years......................................  $2,294     $2,456     $2,679       $2,285        $2,499        $2,686


                                                     PRO FORMA COMBINED
                                                -----------------------------
                                                CLASS A    CLASS B    CLASS C
                                                -------    -------    -------
1 year........................................  $  697     $  232     $  328
3 years.......................................  $1,007     $  715     $  802
5 years.......................................  $1,338     $1,225     $1,303
10 years......................................  $2,273     $2,435     $2,679

With redemption

                              THE HARTFORD MONEY MARKET FUND            FORTIS MONEY FUND                PRO FORMA COMBINED
                              -------------------------------    -------------------------------    -----------------------------
                              CLASS A     CLASS B     CLASS C    CLASS A    CLASS B/H    CLASS C    CLASS A    CLASS B    CLASS C
                              -------     -------     -------    -------    ---------    -------    -------    -------    -------
1 year......................  $  102      $  673      $  371     $   83      $  524      $  264     $  102     $  673     $  371
3 years.....................  $  318      $  836      $  630     $  259      $  778      $  508     $  318     $  836     $  630
5 years.....................  $  552      $1,123      $1,014     $  450      $1,056      $  876     $  552     $1,123     $1,014
10 years....................  $1,225      $1,823      $2,089     $1,002      $1,852      $1,911     $1,225     $1,823     $2,089

Without redemption

                              THE HARTFORD MONEY MARKET FUND            FORTIS MONEY FUND                PRO FORMA COMBINED
                              -------------------------------    -------------------------------    -----------------------------
                              CLASS A     CLASS B     CLASS C    CLASS A    CLASS B/H    CLASS C    CLASS A    CLASS B    CLASS C
                              -------     -------     -------    -------    ---------    -------    -------    -------    -------
1 year......................  $  102      $  173      $  271     $   83      $  164      $  164     $  102     $  173     $  271
3 years.....................  $  318      $  536      $  630     $  259      $  508      $  508     $  318     $  536     $  630
5 years.....................  $  552      $  923      $1,014     $  450      $  876      $  876     $  552     $  923     $1,014
10 years....................  $1,225      $1,823      $2,089     $1,002      $1,852      $1,911     $1,225     $1,823     $2,089

COMPARISON OF INVESTMENT OBJECTIVES, POLICIES, STRATEGIES AND PRINCIPAL RISKS OF
                      THE FORTIS FUNDS AND HARTFORD FUNDS

     This section contains tables comparing the investment objectives of each Fortis Fund and the Hartford Fund into which it would be reorganized. The investment objectives of the Hartford Funds and the Fortis Funds (other than Fortis Money Fund) may be changed without shareholder approval. The investment policies and strategies and the principal risks of each Fortis Fund are substantially identical to those of its corresponding Hartford Fund and are summarized in the tables below. The tables are arranged alphabetically according to the name of the Hartford Fund. In addition to the policies and strategies set forth below, each Hartford Fund and each Fortis Fund is subject to certain additional investment policies and limitations, described in their respective Statements of Additional Information. Reference is hereby made to the Prospectus and Statement of Additional Information of each Hartford Fund, and to the Prospectus and Statement of Additional Information of each Fortis Fund, which set forth in full the investment objectives, policies, strategies and limitations of each Hartford Fund and each Fortis Fund, all of which are incorporated herein by reference thereto.

FORTIS ASSET ALLOCATION PORTFOLIO / THE HARTFORD ADVISERS FUND

  INVESTMENT OBJECTIVE -- FORTIS ASSET ALLOCATION PORTFOLIO:

Maximizing total return on invested capital, mainly from capital appreciation, dividends and interest

  INVESTMENT OBJECTIVE -- THE HARTFORD ADVISERS FUND:

Maximum long-term total return.

  INVESTMENT STRATEGY:

     Each Fund allocates its assets among three categories:

     - stocks,

     - debt securities, and

     - money market instruments.

     The funds favor stocks issued by high-quality growth companies. The debt securities (other than money market instruments) in which the funds primarily invest include securities issued or guaranteed by the U.S. Government and its agencies or instrumentalities and securities rated investment grade (rated at least BBB by Standard & Poor's Ratings Services or Baa by Moody's Investors Service, Inc., or if unrated, securities deemed by the sub-adviser to be of comparable quality). Neither fund is restricted to any specific maturity term.

     Each Fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

  PRINCIPAL RISKS:

     Each Fund is subject to stock market risk, the risks of growth stocks, interest rate risk, credit risk, income risk, call risk, prepayment and extension risk, manager allocation risk and the risks of foreign investment.

     Stock market risk means the stocks held by a Fund may decline in value due to the activities and financial prospects of individual companies or to general market and economic conditions.

     With respect to the Funds' stock investments, the sub-adviser favors stocks issued by high-quality growth companies. If the sub-adviser incorrectly assesses a company's prospects for growth, or if its judgment about how other investors will value the company's growth is wrong, then the price of the company's stock may decrease, or it may not increase to the level that the sub-adviser had anticipated.

     Interest rate risk refers to the possibility that your investment may go down in value when interest rates rise.

     Income risk is the potential for a decline in a Fund's income due to falling interest rates.

     Each Fund is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call" - or repay - its bonds before their maturity date. The Fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund's income.

     Because the Funds may invest significantly in mortgage-backed securities, they are subject to prepayment risk and extension risk. Similar to call risk, prepayment risk is the risk that falling interest rates could cause faster than expected prepayments of the mortgages underlying a Fund's mortgage-backed securities. These prepayments pass through to the Fund, which must reinvest them at a time when interest rates on new mortgage-backed investments are falling, reducing the Fund's income. Extension risk is the risk that the rising interest rates could cause mortgage prepayments to slow, which could increase the interest rate sensitivity of a Fund's mortgage-backed securities.

     Credit risk refers to the possibility that the issuing company may not be able to pay interest and principal when due.

     Manager allocation risk refers to the possibility that the portfolio managers could allocate assets in a manner that results in a fund underperforming its peers.

     Foreign investments may be more risky than domestic investments. Investments in foreign securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

FORTIS GLOBAL GROWTH PORTFOLIO / THE HARTFORD GLOBAL LEADERS FUND

  INVESTMENT OBJECTIVE -- FORTIS GLOBAL GROWTH PORTFOLIO:

Long-term capital appreciation

  INVESTMENT OBJECTIVE -- THE HARTFORD GLOBAL LEADERS FUND:

Growth of capital by investing in stocks issued by companies worldwide.

  INVESTMENT STRATEGY:

     Each Fund invests primarily in a diversified portfolio of common stocks covering a broad range of countries, industries and companies. Securities in which the Funds invest are denominated in both U.S. dollars and foreign currencies and may trade in both U.S. and foreign markets.

     Under normal market and economic conditions, each Fund invests at least 65% of its total assets in common stock of high-quality growth companies worldwide. Under normal market and economic conditions, each Fund will diversify its investments in securities of issuers among at least five countries, which may include the United States. There are no limits on the amount of a Fund's assets that may be invested in each country.

     In recent years, the Hartford Fund's annual portfolio turnover rate has exceeded 200%. Although this has not been the case for the Fortis Fund, the portfolio turnover rates for the two Funds are expected to be substantially similar going forward since the Funds are now being managed by the same sub-adviser using the same investment strategies.

  PRINCIPAL RISKS:

     The value of each Fund may go down in response to overall stock market movements and trends.

     Foreign investments may be more risky than domestic investments. Investments in foreign securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to government collapse.

     The Funds emphasize high-quality growth companies. If the sub-adviser incorrectly assesses a company's prospects for growth, or if its judgment about how other investors will value the company's growth is wrong, then the price of the company's stock may decrease, or it may not increase to the level that the sub-adviser had anticipated.

     The Funds' management strategy will influence their performance significantly. If a Fund invests in countries or regions that experience economic downturns, its performance could suffer. Similarly, if certain investments or industries don't perform as expected, or if the managers' stock selection strategy doesn't perform as expected, a Fund could underperform its peers or lose money.

     Each Fund trades securities very actively, which increases its transaction costs (thus affecting performance) and increases your taxable distributions.

FORTIS GROWTH & INCOME FUND / THE HARTFORD GROWTH AND INCOME FUND

  INVESTMENT OBJECTIVE -- FORTIS GROWTH & INCOME FUND:

Capital appreciation and current income

  INVESTMENT OBJECTIVE -- THE HARTFORD GROWTH AND INCOME FUND:

Growth of capital and current income by investing primarily in stocks with earnings growth potential and steady or rising dividends.

  INVESTMENT STRATEGY:

     Each Fund invests primarily in a diversified portfolio of common stocks that typically have steady or rising dividends and whose prospects for capital appreciation are considered favorable by the Funds' sub-adviser. Fortis Growth & Income Fund invests primarily in the common stocks of large companies. Although The Hartford Growth and Income Fund does not list investments in large companies as a principal strategy, the median market capitalization of the companies in each Fund's portfolio are similar. ($54.3 billion for Fortis Growth & Income Fund and $58.4 billion for The Hartford Growth and Income Fund as of September 30, 2001.) Each Fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

  PRINCIPAL RISKS:

     The value of each Fund may go down in response to overall stock market movements and trends.

     Each Fund is subject to income risk, which is the potential that the yield from the Fund's investments will not be sufficient to provide for the payment of dividends from net investment income. During the 2000 calendar year, Fortis Growth & Income Fund did not pay any dividends from net investment income, except on Class A shares. The Hartford Growth and Income Fund did not pay any dividends from net investment during calendar year 2000.

     Foreign investments may be more risky than domestic investments. Investments in foreign securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to government collapse.

     The Funds' management strategy will influence their performance significantly. Large-capitalization stocks as a group could fall out of favor with the market, causing either Fund to underperform funds that focus on small- or medium-capitalization stocks. If a Fund's stock selection strategy doesn't perform as expected, the Fund could underperform its peers or lose money.

FORTIS HIGH YIELD PORTFOLIO / THE HARTFORD HIGH YIELD FUND

  INVESTMENT OBJECTIVE -- FORTIS HIGH YIELD PORTFOLIO:

To maximize total return.

  INVESTMENT OBJECTIVE -- THE HARTFORD HIGH YIELD FUND:

To seek high current income by investing in non-investment grade debt securities. Growth of capital is a secondary objective.

  INVESTMENT STRATEGY:

     Each Fund normally invests at least 65% and may invest up to 100% of its portfolio in non-investment grade securities (securities rated "Ba" or lower by Moody's Investors Service, Inc. ("Moody's") or "BB" or lower by Standard and Poor's Ratings Services ("S&P")), or securities which, if unrated, are determined by the sub-adviser to be of comparable quality. Debt securities rated below investment grade are commonly referred to as "high yield -- high risk securities" or "junk bonds." Neither Fund will invest more than 10% of its total assets in securities rated below B3 by Moody's or B- by S&P, or, if unrated, determined to be of comparable quality by the sub-adviser. The Funds may invest in bonds of any maturity, although each Fund tends to have an average maturity within the intermediate-term range, which is typically defined as between five to ten years.

     Each Fund may invest up to 15% of its total assets in preferred stocks, convertible securities, and securities carrying warrants to purchase equity securities. The Funds will not invest in common stocks directly, but may retain, for reasonable periods of time, common stocks acquired upon conversion of debt securities or upon exercise of warrants acquired with debt securities. Each Fund may invest up to 30% of its total assets in securities of foreign issuers and up to 10% of its total assets in non-dollar securities.

  PRINCIPAL RISKS:

     The performance of each Fund will be affected by interest rates. When interest rates rise, bond prices fall; generally the longer a bond's maturity, the more sensitive it is to this risk.

     Each fund is also subject to credit risk, which depends largely on the perceived financial health of bond issuers. In general, lower-rated bonds have higher credit risk. High yield bond prices can fall on bad news about the economy, an industry or a company. Share price, yield and total return may fluctuate more than with less aggressive bond funds.

     Either Fund could lose money if any bonds it owns are downgraded in credit rating or go into default. If certain industries or investments don't perform as a Fund expects, it could underperform its peers or lose money.

     The Funds are subject to income risk, which is the potential for a decline in a Fund's income due to falling interest rates.

     Each Fund is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call" - or repay - its bonds before their maturity date. The Fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund's income.

     Foreign investments may be more risky than domestic investments. Investments in foreign securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to government collapse.

     High yield bonds and foreign securities may make the Funds more sensitive to market or economic shifts in the U.S. and abroad.

FORTIS INTERNATIONAL EQUITY PORTFOLIO / THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND

  INVESTMENT OBJECTIVE -- FORTIS INTERNATIONAL EQUITY PORTFOLIO:

Long-term capital appreciation

  INVESTMENT STRATEGY:

  INVESTMENT OBJECTIVE -- THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND:

Growth of capital by investing primarily in stocks issued by non-U.S. companies.

     Each Fund normally invests at least 65% of its assets in stocks issued by non-U.S. companies which trade in foreign markets that are generally considered to be well established. Under normal market conditions each Fund diversifies its investments among at least three countries other than the United States. The securities in which the Funds invest are denominated in both U.S. dollars and foreign currencies and generally are traded in foreign markets.

  PRINCIPAL RISKS:

     The value of each Fund may go down in response to overall stock market movements and trends. Foreign investments may be more risky than domestic investments. Investments in foreign securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to government collapse.

     The Funds' management strategy will influence their performance significantly. If a Fund invests in countries or regions that experience economic downturns, its performance could suffer. Similarly, if certain investments or industries don't perform as expected, or if the sub-adviser's stock selection strategy doesn't perform as expected, a Fund could underperform its peers or lose money.

     Each Fund may trade securities actively, which could increase its transaction costs (thus affecting performance) and increase your taxable distributions.

FORTIS MONEY FUND / THE HARTFORD MONEY MARKET FUND

  INVESTMENT OBJECTIVE -- FORTIS MONEY FUND:

To maximize current income to the extent consistent with stability of principal.

  INVESTMENT OBJECTIVE -- THE HARTFORD MONEY MARKET FUND:

Maximum current income consistent with liquidity and preservation of capital.

  INVESTMENT STRATEGY:

     Each Fund seeks to maintain a stable share net asset value of $1.00 per share. The Funds focus on specific short-term U.S. dollar denominated money market instruments which are rated in the first two investment tiers by at least one nationally recognized statistical rating organization, or if unrated, are determined to be of comparable quality by the sub-adviser. Money market instruments include (1) banker's acceptances; (2) obligations of governments (whether U.S. or non-U.S.) and their agencies and instrumentalities; (3) short-term corporate obligations, including commercial paper, notes and bonds;
(4) other short-term debt obligations; (5) obligations of U.S. banks, non-U.S. branches of U.S. banks (Eurodollars), U.S. branches and agencies of non-U.S. banks (Yankee dollars), and non-U.S. branches of non-U.S. banks; (6) asset-backed securities; and (7) repurchase agreements.

  PRINCIPAL RISKS:

     The primary risks of these Funds are interest rate risk, credit risk, income risk, inflation risk and manager risk.

     A rise in interest rates could cause a fall in the value of a Fund's securities.

     Credit risk refers to the risk that a security's credit rating could be downgraded affecting the value, and potentially the likelihood of repayment, of a Fund's securities.

     Income risk is the potential for a decline in a Fund's income due to falling interest rates.

     Inflation risk refers to the risk that, even if the principal value of an investment in a Fund remains constant, or the income from the investment remains constant or increases, their real value may be less in the future because of inflation. Thus, as inflation occurs, the purchasing power of your Fund shares may decline.

     Manager risk refers to the risk that if the manager does not effectively implement a Fund's investment goal and style, the Fund could underperform its peers.

     An investment in either Fortis Money Fund or The Hartford Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although both Funds seek to preserve the value of your investment at $1.00 per share, there is a risk that the share price of either Fund could fall below $1.00, which would make your shares worth less than what you paid for them.

       COMPARISON OF POTENTIAL RISKS AND REWARDS: PERFORMANCE INFORMATION

     The bar charts and tables below compare the potential risks and rewards of investing in the Fortis Funds and the Hartford Funds. Each bar chart provides an indication of the risks of investing in each Fund by showing changes in the Fund's performance from year to year for the last ten years or since the Fund's inception. The tables show how each Fund's average annual total returns for one year, five years and ten years (or since inception) compare to the returns of a broad-based market index. The figures assume reinvestment of dividends and distributions.

     Keep in mind past performance does not indicate future results. The performance for the Fortis Funds is for periods during which the Funds were managed by Fortis Advisers, Inc. Each Fortis Fund now has the same investment adviser, sub-adviser and portfolio managers as its corresponding Hartford Fund.

RISK/RETURN BAR CHART

     The bar charts shown below show the variability of total returns on a calendar year-end basis for each Fortis Fund and its corresponding Hartford Fund. The charts are arranged alphabetically according to the name of the Hartford Fund.

     For both the Fortis Funds and the Hartford Funds, the total returns shown in the bar charts are those of Class A shares. These shares generally are sold subject to a sales charge (load), except in the case of Fortis Money Fund and The Hartford Money Market Fund. However, total returns displayed in the bar charts do not reflect the payment of any sales charges. If these charges had been included, the returns shown would have been lower. Remember, you will not be charged any sales charges in connection with the reorganization of your Fortis Fund into its corresponding Hartford Fund.

                           THE HARTFORD ADVISERS FUND

1997                                                                             23.30%
1998                                                                             21.09%
1999                                                                             12.08%
2000                                                                              0.90%

The Fund's Class A share total return for the nine-month period from January 1, 2001 to September 30, 2001 was -11.13%.

                       FORTIS ASSET ALLOCATION PORTFOLIO

1991                                                                             29.34%
1992                                                                              6.29%
1993                                                                             11.27%
1994                                                                             -0.82%
1995                                                                             22.01%
1996                                                                             12.03%
1997                                                                             19.17%
1998                                                                             19.30%
1999                                                                             18.71%
2000                                                                             -1.35%

The Fund's Class A share total return for the nine-month period from January 1, 2001 to September 30, 2001 was -13.85%.

                        THE HARTFORD GLOBAL LEADERS FUND

1999                                                                             47.68%
2000                                                                             -7.26%

The Fund's Class A share total return for the nine-month period from January 1, 2001 to September 30, 2001 was -26.42%.

                         FORTIS GLOBAL GROWTH PORTFOLIO

1992                                                                              6.31%
1993                                                                             19.51%
1994                                                                             -4.29%
1995                                                                             31.56%
1996                                                                             18.37%
1997                                                                              7.85%
1998                                                                             10.16%
1999                                                                             55.54%
2000                                                                            -19.64%

The Fund's Class A share total return for the nine-month period from January 1, 2001 to September 30, 2001 was -33.35%.

                      THE HARTFORD GROWTH AND INCOME FUND

1999                                                                             20.80%
2000                                                                             -6.49%

The Fund's Class A share total return for the nine-month period from January 1, 2001 to September 30, 2001 was -17.91%.

                          FORTIS GROWTH & INCOME FUND

1996                                                                             18.00%
1997                                                                             22.90%
1998                                                                             11.56%
1999                                                                             10.70%
2000                                                                              4.18%

The Fund's Class A share total return for the nine-month period from January 1, 2001 to September 30, 2001 was -19.96%.

                          THE HARTFORD HIGH YIELD FUND

1999                                                                             3.47%
2000                                                                             0.62%

The Fund's Class A share total return for the nine-month period from January 1, 2001 to September 30, 2001 was -3.04%.

                          FORTIS HIGH YIELD PORTFOLIO

1991                                                                      56.46%
1992                                                                      15.52%
1993                                                                      21.82%
1994                                                                      -3.49%
1995                                                                      12.29%
1996                                                                      11.34%
1997                                                                       9.49%
1998                                                                      -0.07%
1999                                                                       2.12%
2000                                                                      -7.21%

The Fund's Class A share total return for the nine-month period from January 1, 2001 to September 30, 2001 was -5.60%.

                 THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND

1997                                                                       0.84%
1998                                                                      12.53%
1999                                                                      39.13%
2000                                                                     -15.52%

The Fund's Class A share total return for the nine-month period from January 1, 2001 to September 30, 2001 was -26.42%.

                     FORTIS INTERNATIONAL EQUITY PORTFOLIO

1999                                                                               118%
2000                                                                            -25.31%

The Fund's Class A share total return for the nine-month period from January 1, 2001 to September 30, 2001 was -29.82%.

                         THE HARTFORD MONEY MARKET FUND

1997                                                                             4.73%
1998                                                                             4.69%
1999                                                                             4.32%
2000                                                                             5.33%

The Fund's Class A share total return for the nine-month period from January 1, 2001 to September 30, 2001 was 2.88%.

                               FORTIS MONEY FUND

1991                                                                             5.59%
1992                                                                             3.06%
1993                                                                             2.29%
1994                                                                             3.45%
1995                                                                             5.17%
1996                                                                             4.68%
1997                                                                             4.78%
1998                                                                             4.82%
1999                                                                             4.49%
2000                                                                             5.70%

The Fund's Class A share total return for the nine-month period from January 1, 2001 to September 30, 2001 was 3.00%.

     Listed below are the highest and lowest quarterly returns for each Fund for the periods shown in the bar charts above.

FUND NAME                                     HIGHEST QUARTERLY RETURN            LOWEST QUARTERLY RETURN
---------                                     ------------------------            -----------------------
The Hartford Advisers Fund               12.39%(Quarter ended 6/30/99)       (4.09%)(Quarter ended 9/30/99)
Fortis Asset Allocation Portfolio        17.96%(Quarter ended 12/31/99)      (7.45%)(Quarter ended 9/30/98)
The Hartford Global Leaders Fund         31.85%(Quarter ended 12/31/99)      (8.02%)(Quarter ended 12/31/00)
Fortis Global Growth Portfolio           40.05%(Quarter ended 12/31/99)      (20.69%)(Quarter ended 9/30/98)
The Hartford Growth and
  Income Fund                            15.26%(Quarter ended 12/31/99)      (7.04%)(Quarter ended 12/31/00)
Fortis Growth & Income Fund              14.06% (Quarter ended 12/31/99)     (9.15%)(Quarter ended 9/30/98)
The Hartford High Yield Fund             2.73%(Quarter ended 3/31/99)        (1.96%)(Quarter ended 3/31/00)
Fortis High Yield Portfolio              25.36%(Quarter ended 3/31/91)       (5.33%)(Quarter ended 12/31/00)
The Hartford Int'l Opportunities Fund    22.28%(Quarter ended 12/31/99)      (16.14%)(Quarter ended 9/30/98)
Fortis Int'l Equity Portfolio            56.36% (Quarter ended 12/31/99)     (15.84%)(Quarter ended 6/30/00)
The Hartford Money Market Fund           1.43% (Quarter ended 12/31/00)      0.98%(Quarter ended 6/30/99)
Fortis Money Fund                        1.56%(Quarter ended 3/31/91)        0.54%(Quarter ended 9/30/93)

AVERAGE ANNUAL TOTAL RETURN TABLES

     The following tables show the Funds' average annual total returns over different periods ended December 31, 2000 and compare those returns to one or more broad-based market indexes. Returns shown for the various classes of the Hartford Funds and the Fortis Funds reflect any applicable sales charges. Total returns for the indexes shown do not reflect sales charges, expenses or other fees the Securities and Exchange Commission requires to be reflected in the Funds' performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

     The tables are arranged alphabetically according to the name of the Hartford Fund. Please note that the average annual total return since a Fund's inception is only given for those Funds that have been in existence for less than ten calendar years.

          THE HARTFORD ADVISORS FUND/FORTIS ASSET ALLOCATION PORTFOLIO

                                                                                    SINCE INCEPTION --
                                                                                        FORTIS FUND
                                                                       SINCE      -----------------------
                                                                    INCEPTION--
                                                                     HARTFORD     CLASS B,H,
                                     1 YEAR    5 YEARS   10 YEARS     FUND(1)        C(2)      CLASS Z(3)
                                     ------    -------   --------   -----------   ----------   ----------
The Hartford Advisors Fund
  Class A..........................   (4.65)%     N/A       N/A        13.85%         N/A          N/A
  Class B..........................   (4.84)%     N/A       N/A        14.23%         N/A          N/A
  Class C(4).......................   (1.83)%     N/A       N/A        14.23%         N/A          N/A
Fortis Asset Allocation Portfolio
  Class A..........................   (6.03)%   12.18%    12.64%         N/A          N/A          N/A
  Class B..........................   (5.04)%   12.44%      N/A          N/A        13.70%         N/A
  Class H..........................   (5.04)%   12.45%      N/A          N/A        13.70%         N/A
  Class C..........................   (2.76)%   12.65%      N/A          N/A        13.65%         N/A
  Class Z..........................   (0.91)%     N/A       N/A          N/A          N/A         8.45%
S&P 500 Index(5)...................   (9.10)%   18.30%    17.43%       20.69%       20.24%        0.74%
Lehman Brothers Aggregate Bond
  Index(6).........................   11.63%     6.46%     7.96%        7.57%        8.21%        8.81%
Lehman Brothers Government/
  Corporate Bond Index(7)..........   11.85%     6.24%     8.00%        7.49%        7.16%        9.61%

---------------

(1) 7/22/96

(2) 11/14/94

(3) 7/27/99

(4) The Hartford Advisors Fund Class C shares commenced operations on July 31, 1998. Class C share performance prior to July 31, 1998 reflects Class B share performance and operating expenses less Class C share sales charges.

(5) A market capitalization weighted price index composed of 500 widely-held common stocks.

(6) An unmanaged index of government, corporate and mortgage-backed securities with an average maturity of approximately nine years.

(7) A broad-based, unmanaged, market-value weighted index of all debt obligations of the U.S. Treasury and U.S. Government agencies (excluding mortgage-backed securities) and of all publicly issued, fixed-rate, nonconvertible, investment grade domestic corporate debt.

        THE HARTFORD GLOBAL LEADERS FUND/FORTIS GLOBAL GROWTH PORTFOLIO

                                                                                    SINCE INCEPTION--
                                                                                       FORTIS FUND
                                                                                 -----------------------
                                                            SINCE INCEPTION --                CLASS B, H
                                        1 YEAR    5 YEARS    HARTFORD FUND(1)    CLASS A(2)    AND C(3)
                                        ------    -------   ------------------   ----------   ----------
The Hartford Global Leaders Fund
  Class A.............................  (12.36)%     N/A          26.11%             N/A          N/A
  Class B.............................  (12.93)%     N/A          27.44%             N/A          N/A
  Class C.............................   (9.79)%     N/A          27.87%             N/A          N/A
Fortis Global Growth Portfolio
  Class A.............................  (23.46)%   10.86%           N/A            12.64%         N/A
  Class B.............................  (22.82)%   10.88%           N/A              N/A        13.14%
  Class H.............................  (22.79)%   10.89%           N/A              N/A        13.15%
  Class C.............................  (20.98)%   11.19%           N/A              N/A        13.21%
MSCI Index(4).........................   13.18%    12.52%         18.80%           11.94%       13.91%

---------------

(1) 9/30/98

(2) 7/08/91

(3) 11/14/94

(4) A broad-based unmanaged market capitalization weighted total return index which measures the performance of 23 developed country global stock markets, including the United States, Canada, Europe, Australia, New Zealand and the Far East.

        THE HARTFORD GROWTH AND INCOME FUND/FORTIS GROWTH & INCOME FUND

                                                                  SINCE INCEPTION --   SINCE INCEPTION --
                                              1 YEAR    5 YEARS    HARTFORD FUND(1)      FORTIS FUND(2)
                                              ------    -------   ------------------   ------------------
The Hartford Growth and Income Fund
  Class A...................................  (11.63)%     N/A           7.90%                 N/A
  Class B...................................  (12.22)%     N/A           8.43%                 N/A
  Class C(3)................................   (9.08)%     N/A           9.04%                 N/A
Fortis Growth & Income Fund
  Class A...................................   (0.77)%   12.19%           N/A                12.19%
  Class B...................................   (0.06)%   12.22%           N/A                12.22%
  Class H...................................   (0.06)%   12.22%           N/A                12.22%
  Class C...................................    2.44%    12.44%           N/A                12.44%
S&P 500 Index(4)............................   (9.10)%   18.30%         11.76%               18.30%

---------------

(1) 4/30/98

(2) 1/02/96

(3) The Hartford Growth and Income Fund Class C shares commenced operations on July 31, 1998. Class C share performance prior to July 31, 1998 reflects Class B share performance and operating expenses less Class C share sales charges.

(4) A market capitalization weighted price index composed of 500 widely held common stocks.

            THE HARTFORD HIGH YIELD FUND/FORTIS HIGH YIELD PORTFOLIO

                                                                                          SINCE INCEPTION --
                                                                     SINCE INCEPTION --   FORTIS FUND CLASS
                                       1 YEAR   5 YEARS   10 YEARS    HARTFORD FUND(1)        B, C, H(2)
                                       ------   -------   --------   ------------------   ------------------
The Hartford High Yield Fund
  Class A............................   (3.91)%   N/A        N/A            1.21%                 N/A
  Class B............................   (5.08)%   N/A        N/A            1.27%                 N/A
  Class C............................   (2.06)%   N/A        N/A            2.13%                 N/A
Fortis High Yield Portfolio Class
  A..................................  (11.39)%  1.97%     10.15%            N/A                  N/A
  Class B............................  (10.95)%  2.05%       N/A             N/A                 3.36%
  Class H............................  (10.81)%  2.08%       N/A             N/A                 3.36%
  Class C............................   (8.73)%  2.23%       N/A             N/A                 3.34%
Lehman High Yield Corporate
  Index(3)...........................   (5.86)%  6.62%      9.09%          (0.70)%               6.34%

---------------

(1) 9/30/98

(2) 11/14/94

(3) A broad-based, market-value weighted index that tracks the total return performance of non-investment grade, fixed-rated, publicly placed, dollar denominated and nonconvertible debt registered with the SEC.

       THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND/FORTIS INTERNATIONAL
                                EQUITY PORTFOLIO

                                                                SINCE INCEPTION --   SINCE INCEPTION --
                                                       1 YEAR    HARTFORD FUND(1)      FORTIS FUND(2)
                                                       ------   ------------------   ------------------
The Hartford International Opportunities Fund
  Class A............................................  (20.17)%        7.21%                 N/A
  Class B............................................  (21.20)%        7.47%                 N/A
  Class C(3).........................................  (16.20)%        7.56%                 N/A
Fortis International Equity Portfolio
  Class A............................................  (28.86)%         N/A                20.67%
  Class B............................................  (28.41)%         N/A                21.29%
  Class H............................................  (28.43)%         N/A                21.24%
  Class C............................................  (26.61)%         N/A                21.95%
EAFE GDP Index(4)....................................  (18.04)%       10.51%(5)             8.52%
MSCI EAFE Index(6)...................................  (13.96)%        6.25%(5)             5.14%

---------------

(1) 7/22/96

(2) 3/02/98

(3) Class C shares commenced operation on July 31, 1998. Class C share performance prior to July 31, 1998 reflects Class B shares performance and operating expenses less Class C share sales charges.

(4) The Morgan Stanley Europe, Australia, Far East GDP Index is an unmanaged index of stocks of companies representing stock markets in Europe, Australia, New Zealand and the Far East.

(5) Return is from 7/31/96-12/31/00.

(6) An unmanaged index of the stocks of Europe, Australia and the Far East.

                THE HARTFORD MONEY MARKET FUND/FORTIS MONEY FUND

                                                                                           SINCE INCEPTION --
                                                                      SINCE INCEPTION --   FORTIS FUND CLASS
                                        1 YEAR   5 YEARS   10 YEARS    HARTFORD FUND(1)      B, H AND C(2)
                                        ------   -------   --------   ------------------   ------------------
The Hartford Money Market Fund
  Class A.............................   5.53%     N/A        N/A            4.79%                 N/A
  Class B.............................  (0.20)%    N/A        N/A            3.29%                 N/A
  Class C(3)..........................  (2.74)%    N/A        N/A            3.79%                 N/A
Fortis Money Fund
  Class A.............................   5.70%    4.89%      4.40%            N/A                  N/A
  Class B.............................   1.27%    3.78%       N/A             N/A                 4.18%
  Class H.............................   1.25%    3.80%       N/A             N/A                 4.18%
  Class C.............................   3.84%    4.38%       N/A             N/A                 4.46%
60-Day Treasury Bill Index(4).........   6.11%    5.27%      4.85%           5.27%                5.35%(5)

---------------

(1) 7/22/96

(2) 11/14/94

(3) The Hartford Money Market Fund Class C shares commenced operations on July 31, 1998. Class C share performance prior to July 31, 1998 reflects Class B share performance and operating expenses less Class C share sales charges.

(4) An unmanaged index of short-term treasury bills.

(5) 10/31/94 to 12/31/00.

                            COMPARISON OF OPERATIONS

INVESTMENT ADVISORY AGREEMENTS

     Hartford Investment Financial Services Company ("HIFSCO") serves as the investment manager of each of the Hartford Funds. HIFSCO also has acted as the investment manager of each of the Fortis Funds since the Fortis Funds' previous adviser, Fortis Advisers, Inc., was acquired by The Hartford Life and Accident Insurance Company on April 2, 2001 (the "Acquisition"). HIFSCO is a wholly-owned indirect subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford"), a Connecticut financial services company with over $171.5 billion in assets. As of June 30, 2001, HIFSCO had over $ billion in assets under management. HIFSCO is responsible for the management of each Hartford Fund and each Fortis Fund and supervises the activities of the investment sub-advisers described below. HIFSCO is principally located at 200 Hopmeadow Street, Simsbury, Connecticut 06070.

     Wellington Management Company, LLP is the investment sub-adviser to Hartford Advisers Fund, Hartford Global Leaders Fund, Hartford Growth and Income Fund and Hartford International Opportunities Fund. Since the Acquisition, Wellington Management also has acted as the investment sub-adviser to each corresponding Fortis Fund: Fortis Asset Allocation Portfolio, Fortis Global Growth Portfolio, Fortis Growth & Income Fund and Fortis International Equity Portfolio. Wellington Management, a Massachusetts limited liability partnership, is a professional investment counseling firm that provides services to investment companies, employee benefit plans, endowments, foundations and other institutions and individuals. Wellington Management and its predecessor organizations have provided investment advisory services since 1928. As of September 30, 2001, Wellington Management had investment management authority over approximately $ billion in assets. Wellington Management is principally located at 75 State Street, Boston Massachusetts 02109.

     The Hartford Investment Management Company ("HIMCO(R)") is the investment sub-adviser to Hartford High Yield Fund, Hartford Money Market Fund and, since the Acquisition, Fortis High Yield Portfolio and Fortis Money Fund. HIMCO is a professional money management firm that provides services to investment companies, employee benefit plans and insurance companies. HIMCO is a wholly owned subsidiary of The Hartford. As of September 30, 2001, HIMCO and its wholly
owned subsidiary had investment authority over approximately $          billion
in assets. HIMCO is principally located at 55 Farmington Avenue, Hartford, Connecticut 06105.

     The same individuals from either Wellington Management or HIMCO who are primarily responsible for the day-to-day management of a Hartford Fund are also responsible for the day-to-day management of the corresponding Fortis Fund.

OTHER SERVICE PROVIDERS

     The Hartford Funds and the Fortis Funds have the same distributor, transfer agent and custodian, and different independent accountants. In all cases, the types of services provided to the Funds under these service arrangements are substantially similar.

                                      HARTFORD FUNDS                     FORTIS FUNDS
                                      --------------                     ------------
Distributor................  Hartford Investment Financial     Hartford Investment Financial
                             Services Company                  Services Company
Transfer Agent.............  Hartford Administrative Services  Hartford Administrative Services
                             Company (known as Fortis          Company
                             Advisers, Inc. prior to the
                             Acquisition)
Custodian..................  State Street Bank and Trust       State Street Bank and Trust
                             Company                           Company
Independent Accountants....  Arthur Andersen LLP               KPMG LLP

SALES LOAD, DISTRIBUTION AND SHAREHOLDER SERVICING ARRANGEMENTS

     Each Hartford Fund offers Class A, Class B, Class C and Class Y Shares. Each class, other than Class Y, has adopted a Rule 12b-1 plan which allows the class to pay distribution fees for the sale and distribution of its shares and for providing services to shareholders.

     Each Fortis Fund offers Class A, Class B, Class H and Class C shares. In addition, Fortis Asset Allocation Portfolio offers Class Z shares. Each of these classes, other than Class Z, has also adopted a Rule 12b-1 plan.

     In the Reorganization, Fortis Fund shareholders will receive Hartford Fund shares of a comparable class, as set forth below:

                                                              WILL RECEIVE SHARES OF
FORTIS FUND                                                       HARTFORD FUND
-----------                                                   ----------------------
Class A                                                              Class A
Class B or Class H                                                   Class B
Class C                                                              Class C
Class Z                                                              Class A

     Hartford Fund and Fortis Fund Class A Shares. Class A shares of both the Hartford Funds and the Fortis Funds may be purchased at a public offering price equal to their net asset value per share plus a sales charge, except that Class A shares of Hartford Money Market Fund and Fortis Money Fund are not subject to a sales charge. A comparison of front-end sales charges is set forth in the following tables.

                        SALES CHARGES FOR EQUITY FUNDS*

                                               HARTFORD FUNDS                         FORTIS FUNDS}
                                     -----------------------------------   -----------------------------------
                                                                DEALER                                DEALER
                                                              COMMISSION                            COMMISSION
                                     AS A % OF   AS A % OF    AS A % OF    AS A % OF   AS A % OF    AS A % OF
                                     OFFERING       NET        OFFERING    OFFERING       NET        OFFERING
YOUR INVESTMENT                        PRICE     INVESTMENT     PRICE        PRICE     INVESTMENT    PRICE**
---------------                      ---------   ----------   ----------   ---------   ----------   ----------
Less than $50,000..................    5.50%        5.82%        4.75%       4.75%        4.99%        4.00%
$50,000-$99,999....................    4.50%        4.71%        4.00%       4.75%        4.99%        4.00%
$100,000-$249,999..................    3.50%        3.63%        3.00%       3.50%        3.63%        3.00%
$250,000-$499,999..................    2.50%        2.56%        2.00%       2.50%        2.56%        2.25%
$500,000-$999,999..................    2.00%        2.04%        1.75%       2.00%        2.04%        1.75%
$1,000,000 or more***..............       0%           0%        ****           0%           0%        1.00%

---------------

* Includes The Hartford Advisers Fund, The Hartford Global Leaders Fund, The Hartford Growth and Income Fund, The Hartford International Opportunities Fund, Fortis Asset Allocation Portfolio, Fortis Global Growth Portfolio, Fortis Growth & Income Fund, and Fortis International Equity Portfolio.

** A dealer receives additional compensation (as a percentage of the sales charge) when its annual sales of funds in the Fortis Fund family that have a sales charge exceed $10 million (2%), $25 million (4%) and $50 million (5%).

*** There is a contingent deferred sales charge of 1% on Hartford Fund shares sold within 18 months of purchase and on Fortis Fund shares sold within two years of purchase.

**** Up to 1.00% of the first $4 million, plus 0.50% of the next $6 million, plus 0.25% of share purchases over $10 million.

                       SALES CHARGES FOR HIGH YIELD FUNDS

                                   THE HARTFORD HIGH YIELD FUND           FORTIS HIGH YIELD PORTFOLIO
                                -----------------------------------   -----------------------------------
                                                           DEALER                                DEALER
                                                         COMMISSION                            COMMISSION
                                AS A % OF   AS A % OF    AS A % OF    AS A % OF   AS A % OF    AS A % OF
                                OFFERING       NET        OFFERING    OFFERING       NET        OFFERING
YOUR INVESTMENT                   PRICE     INVESTMENT     PRICE        PRICE     INVESTMENT     PRICE*
---------------                 ---------   ----------   ----------   ---------   ----------   ----------
Less than $50,000.............    4.50%        4.71%        3.75%       4.50%        4.71%        4.00%
$50,000-$99,999...............    4.00%        4.17%        3.50%       4.50%        4.71%        4.00%
$100,000-$249,999.............    3.50%        3.63%        3.00%       3.50%        3.63%        3.00%
$250,000-$499,999.............    2.50%        2.56%        2.00%       2.50%        2.56%        2.25%
$500,000-$999,999.............    2.00%        2.04%        1.75%       2.00%        2.04%        1.75%
$1,000,000 or more**..........       0%           0%         ***           0%           0%        1.00%

---------------

* A dealer receives additional compensation (as a percentage of the sales charge) when its annual sales of funds in the Fortis Fund family that have a sales charge exceed $10 million (2%), $25 million (4%) and $50 million (5%).

** There is a contingent deferred sales charge of 1% on Hartford Fund shares sold within 18 months of purchase and on Fortis Fund shares sold within two years of purchase.

*** Up to 1.00% of the first $4 million, plus 0.50% of the next $6 million, plus
    0.25% of share purchases over $10 million.

     Hartford Fund Class A shares are subject to Rule 12b-1 distribution and service fees of 0.35%. The Hartford Funds' distributor has contractually agreed to reduce this fee to 0.30% through at least February 28, 2002. The waiver may be discontinued at any time thereafter. Rule 12b-1 fees for the Fortis Funds are 0.45% for Asset Allocation Portfolio, 0.35% for High Yield Portfolio, 0.25% for Global Growth Portfolio, Growth & Income Fund and International Equity Portfolio, and 0.20% for Money Fund.

     Class A share sales charges for both the Hartford Funds and the Fortis Funds are subject to reductions and waivers under similar circumstances, as set forth in the Funds' prospectuses.

     Hartford Fund Class B Shares; Fortis Fund Class B and Class H
Shares. Class B shares of the Hartford Funds and Class B and Class H shares of the Fortis Funds are offered at their net asset value per share, without any initial sales charge. The shares are subject to a contingent deferred sales charge ("CDSC") if sold within a certain period of time, as described in the table below. Hartford Fund Class B shares and Fortis Fund Class B and Class H shares automatically convert to Class A shares after eight years.

YEARS AFTER                                                   HARTFORD FUNDS   FORTIS FUNDS
PURCHASE                                                           CDSC            CDSC
-----------                                                   --------------   ------------
1st year....................................................       5.00%           4.00%
2nd year....................................................       4.00%           4.00%
3rd year....................................................       3.00%           3.00%
4th year....................................................       3.00%           3.00%
5th year....................................................       2.00%           2.00%
6th year....................................................       1.00%           1.00%
After 6 years...............................................       None            None

     Both Hartford Fund Class B shares and Fortis Fund Class B and Class H shares are subject to Rule 12b-1 distribution and service fees of 1.00% of a Fund's average daily net assets.

     Class B and Class H shares of the Fortis Funds differ only in the amount of compensation paid by the Fortis Funds' distributor to dealers who sell the shares.

     Hartford Fund and Fortis Fund Class C Shares. Hartford Fund Class C shares are subject to a 1.00% front-end sales charge, as well as a 1.00% CDSC if the shares are sold within one year of purchase. Fortis Fund Class C shares also are subject to a 1.00% CDSC if sold within one year of purchase, but they are not subject to an initial sales charge.

     Both Hartford Fund and Fortis Fund Class C shares are subject to Rule 12b-1 distribution and service fees of 1.00% of a Fund's average daily net assets. There is no automatic conversion to Class A shares for either the Hartford Fund or the Fortis Fund Class C shares, so annual expenses continue at the Class C level throughout the life of an investment.

     Fortis Fund Class Z Shares. Fortis Fund Class Z shares are available only in Asset Allocation Portfolio and only for investment by:

     - Accounts of Fortis, Inc. or its subsidiaries, officers, directors, employees and sales representatives (and their families) which were in existence and entitled to purchase Class Z shares at the time of the acquisition of Fortis Advisers, Inc. and Fortis Investors, Inc., the former investment adviser and distributor of the Fortis Funds, by The Hartford Life and Accident Insurance Company ("Hartford Life") on April 2, 2001 (the "Acquisition");

     - Pension, profit sharing and other retirement plans created for the benefit of Fortis Inc. or its subsidiaries which were in existence and entitled to purchase Class Z shares at the time of the Acquisition; and

     - Fortis Fund directors and officers or their spouses/domestic partners; or such persons' children, grandchildren, parents, grandparents, or spouses/domestic partners of the preceding.

     Investors do not pay any sales charge on Fortis Fund Class Z shares, either at the time of purchase or upon redemption. In addition, Fortis Fund Class Z shares are not subject to any Rule 12b-1 distribution or service fees.

     Fortis Fund Class Z shares will be exchanged for Hartford Fund Class A shares which are subject to Rule 12b-1 distribution and service fees of 0.35%, as described above.

PURCHASE, EXCHANGE AND REDEMPTION PROCEDURES

     The transfer agent and dividend disbursing agent for each of the Hartford Funds and Fortis Funds is Hartford Administrative Services Company (known as Fortis Advisers, Inc. before the Acquisition). Procedures for the purchase, exchange and redemption of each Hartford Fund's shares are similar to the procedures applicable to the purchase, exchange and redemption of the Fortis Fund shares. Reference is made to the Prospectuses of the Hartford Funds, and the Prospectuses of the Fortis Funds, each of which is incorporated herein by reference, for a complete description of the procedures applicable to purchases, exchanges and redemptions of Hartford Fund and Fortis Fund shares, respectively. Set forth below is a brief description of the significant purchase, exchange and redemption procedures applicable to the Hartford Fund shares and the Fortis Fund shares.

     Minimum Investments. The minimum initial investment for each Hartford Fund, which may be waived in certain circumstances, is $500 for non-retirement accounts, $250 for retirement accounts, and $25 to open an Automatic Investment Plan, with required investments of at least $25 a month. The minimum required for subsequent investments is $25.

     The minimum initial investment in any of the Fortis Funds is $500, except that the minimum initial investment under the Systematic Investment Plan is $25 for the Pre-Authorized Check Plan and $50 for any other Systematic Investment Plan (except for telephone or wire orders). The minimum subsequent investment is $50 for investments by mail ($25 for the Pre-Authorized Check Plan), $25 for investments by telephone through the Fortis Information Line and Fortis Internet Website, and $500 for other investments by telephone or investments by wire.

     Investing by Telephone. Both the Hartford Funds and the Fortis Funds offer the ability to invest by telephone. Hartford Fund investors may add to an account by telephone if their bank or credit union is a member of the Automated Clearing House (ACH) system and they have completed the "Telephone Exchanges and Telephone Redemption" and the "Bank Account or Credit Union Information" sections on their account application.

     For the Fortis Funds, except for Fortis Money Fund, if an investor has a bank account authorization form on file, he or she may invest $25-$150,000 by telephone through the automated Fortis Information Line and Fortis Internet Website. Registered representatives may also make purchases on an investor's behalf by telephone. The investor's check and account application must be promptly forwarded so as to be received within three business days.

     Investing by Wire. An investor may make initial and subsequent purchases by wire of both Hartford Fund and Fortis Fund shares by instructing his or her bank to wire funds in the manner described in the respective Fund's prospectus. For the Fortis Funds, there is a $500 minimum for wire purchases. Before making an initial purchase of shares by wire in either the Hartford Funds or the Fortis Funds, an investor must complete an application and obtain an account number.

     Investing by Mail. Investors in both the Hartford Funds and the Fortis Funds may open and add to accounts by mail.

     Exchange Privilege. Hartford Fund shareholders may exchange shares of one Hartford Fund for shares of the same class of any other Hartford Fund. Similarly, except for Class Z shares, shareholders may exchange their Fortis Fund shares for the same class of shares in another Fortis Fund. Class Z shares of Asset Allocation Portfolio may be exchanged for Class Z shares of Fortis Growth Fund or for Class A shares of any other Fortis Fund. For both the Fortis Funds and the Hartford Funds, shareholders pay no exchange fee or additional sales charges for exchanges, except in the case of exchanges of money market fund Class A shares that have not already incurred a sales charge. A Hartford Fund shareholder may make an exchange by calling his or her financial representative or the Fund's transfer agent. A Fortis Fund shareholder may make an exchange by writing to or telephoning his or her broker-dealer, sales representative, or the applicable Fortis Fund.

     Redemption. Shares of both the Hartford Funds and the Fortis Funds may be redeemed by mail or by telephone. Redemptions by telephone are restricted to sales of up to $50,000 for the Fortis Funds and to sales of $50,000 in any seven day period for the Hartford Funds. Hartford Money Market Fund Class A shares and Fortis Money Fund shares also may be redeemed by check for amounts over $100.

     Both the Hartford Funds and the Fortis Funds offer automatic investment plans and systematic withdrawal plans. The Hartford Funds also offer a dollar cost averaging plan. For additional information concerning purchase, exchange and redemption procedures for the Hartford Funds, see the accompanying Hartford Fund prospectus under the captions "About Your Account" and "Transaction Policies."

DIVIDENDS AND OTHER DISTRIBUTIONS

     The following chart compares when each Fortis Fund and each Hartford Fund declares and pays dividends. All of the Fortis Funds and Hartford Funds declare and pay capital gain distributions, if any, at least annually.

                            DIVIDEND                                     DIVIDEND
FORTIS FUND               DISTRIBUTIONS         HARTFORD FUND         DISTRIBUTIONS
-----------               -------------         -------------         -------------
Fortis Asset            Declares and pays  The Hartford Advisers    Declares and pays
Allocation Portfolio    quarterly          Fund                     quarterly
Fortis Global Growth    Declares and pays  The Hartford Global      Declares and pays
Portfolio               annually           Leaders Fund             annually
Fortis Growth & Income  Declares and pays  The Hartford Growth and  Declares and pays
Fund                    annually           Income Fund              quarterly
Fortis High Yield       Declares daily     The Hartford High Yield  Declares and pays
Portfolio               and pays monthly   Fund                     monthly
Fortis International    Declares and pays  The Hartford             Declares and pays
Equity Portfolio        annually           International            annually
                                           Opportunities Fund
Fortis Money Fund       Declares daily     The Hartford Money       Declares daily and
                        and pays monthly   Market Fund              pays monthly

     With respect to both the Hartford Funds and the Fortis Funds, unless a shareholder otherwise instructs, dividends and/or capital gain distributions will be reinvested automatically in additional shares of the same class at net asset value.

TAX CONSEQUENCES

     As a condition to the Reorganization, each Hartford Fund and each Fortis Fund will receive an opinion of counsel that the Reorganization will be considered a tax-free "reorganization" under applicable provisions of the Code so that neither the Hartford Fund nor the Fortis Fund nor the shareholders of the Fortis Fund will recognize any gain or loss. The tax basis of the Hartford Fund's shares received by the Fortis Fund's shareholders will be the same as the tax basis of their shares in the Fortis Fund.

                      INFORMATION ABOUT THE REORGANIZATION

CONSIDERATIONS BY THE BOARD OF DIRECTORS OF THE FORTIS FUNDS

     The Board of Directors of the Fortis Funds believes that the proposed Reorganization is in the best interests of each Fortis Fund and its shareholders. The Board first considered engaging in such transactions with the Hartford Funds at in-person meeting of the Board of Directors held on June 20, 2001. At this meeting, representatives of Hartford Life and its affiliates discussed the proposed Reorganization with the Board in general terms. These representatives also presented certain preliminary information to the Board, including comparative performance, expense and asset size information for the Hartford Funds and the Fortis Funds. In considering the proposed Reorganization, the Board was advised at all formal meetings by the Fortis Funds' outside legal counsel.

     The Board met again in person on August 2, 2001 to receive additional information concerning the Reorganization. At this meeting, the Board (including all of the directors who are not "interested persons," as that term is defined in the Investment Company Act of 1940, as amended ("1940 Act")) unanimously approved the Reorganization, subject to the satisfaction of certain conditions including their review and approval of the Plan. On August 10, 2001, four independent directors of the Fortis Funds met informally in person with four independent directors of the Hartford Funds. The Fortis Fund independent directors then met telephonically on August 24, 2001, to discuss the status of the conditions to their approval. The Board subsequently reviewed and unanimously approved the Reorganization and Plan at an in-person meeting (with two directors attending telephonically) held September 25, 2001, and recommended its approval by Fortis Fund shareholders. In approving the Reorganization, the Board determined that participation in the Reorganization is in the best interests of each Fortis Fund and that the interests of Fortis Fund shareholders would not be diluted as a result of the Reorganization. In approving the Plan, the Board considered the following factors:

     - The investment objectives of the Fortis Funds and their corresponding Hartford Funds are substantially similar and their investment policies, and strategies are substantially identical. In addition, corresponding Fortis Funds and Hartford Funds are managed by the same portfolio managers. Thus, the Reorganization will enable Fortis Fund shareholders to continue their current investment programs without substantial disruption.

     - The Reorganization will result in each surviving Fund having a larger asset base. In addition, the surviving Funds will have access to The Hartford's substantially larger distribution network which may generate additional assets for the Funds. Thus, the Reorganization may give Fortis Fund shareholders the benefit of economies of scale.

     - The Reorganization will allow Fortis Fund shareholders access to The Hartford's larger family of retail mutual funds. After the Reorganization, Fortis Fund shareholders will be able to exchange into shares of any other Hartford retail mutual fund without paying a sales charge (except for The Hartford MidCap Fund, which currently is not available to new investors). Thus, as a result of the Reorganization, Fortis Fund shareholders will gain access to a much broader range of funds.

     - Fortis Fund shareholders will not have to pay any federal income tax solely as a result of the Reorganization.

     - The Board noted that the Fortis Funds will be required to distribute any realized capital gains to shareholders prior to the Reorganization (except with respect to Fortis Money Fund, which would not be expected to have any capital gains or losses) and that any such distributions generally would be taxable to shareholders.

     - Hartford Life or the applicable Hartford Funds will be responsible for the payment of the expenses related to consummating the Reorganization.

     - The proposed Reorganization will be effected on the basis of the relative net asset values of the Hartford Funds and their corresponding Fortis Funds, so that Fortis Fund shareholders will receive Hartford Fund shares having a total net asset value equal to the total net asset value of their Fortis Fund shares as of the closing of the Reorganization.

     - The historical performance of the respective Hartford Funds generally compares favorably to that of the corresponding Fortis Funds. In addition, the expense ratios after voluntary fee waivers of the Hartford Funds are within industry norms and are comparable to or slightly lower than those of the corresponding Fortis Funds in three out of six cases. The Board noted in this regard that the after-waiver expense ratios of The Hartford Global Leaders Fund, The Hartford High Yield Fund and The Hartford Money Market Fund are higher than those of Fortis Global Growth Portfolio, Fortis High Yield Portfolio and Fortis Money Fund, respectively. In addition, for the Fortis Asset Allocation Portfolio Class Z shareholders, expenses will be higher after the Reorganization because those shares are being exchanged for Class A Hartford Fund shares. The Board also noted that HIFSCO could discontinue its fee waivers at any time after February 28, 2002, which would result in increased expenses for several of the Hartford Funds. See
       "Summary -- Comparative Fee Tables." The Board believes that these latter factors are counterbalanced by the economies of scale that may result from the proposed Reorganization and by the other anticipated benefits of the proposed transactions to Fortis Fund shareholders.

     The Board did not assign relative weights to the foregoing factors or deem any one or group of them to be controlling in and of themselves.

     Under Maryland law and the Fortis Funds' organizational documents, the directors of each Fortis Fund are entitled to be indemnified by the applicable fund for certain liabilities they may incur in connection with their service as directors. Under the Plan, each Hartford Fund is required to assume all of the liabilities of its corresponding Fortis Fund, including any obligation of the Fortis Fund to indemnify the Fortis Fund directors.

     The Board of Directors of the Hartford Funds (including a majority of the Directors who are not "interested persons," as that term is defined in the 1940
Act), approved the Plan on September 25, 2001. The Board has unanimously concluded that consummation of the Reorganization is in the best interests of the Hartford Funds and the shareholders of the Hartford Funds and that the interests of Hartford Fund shareholders would not be diluted as a result of effecting the Reorganization and have unanimously voted to approve the Plan.

DESCRIPTION OF THE PLAN OF REORGANIZATION

     The Plan provides that your Fortis Fund will transfer all its assets and liabilities to a corresponding Hartford Fund in exchange solely for the Hartford Fund's shares to be distributed pro rata by the Fortis Fund to its shareholders in complete liquidation of the Fortis Fund on or about February 19, 2002 (the "Closing Date"). The value of each Fortis Fund's assets to be acquired by the Hartford Fund shall be the value of such assets computed as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on the Closing Date (the "Closing"). Fortis Fund shareholders will become shareholders of the corresponding Hartford Fund as of the Closing, and will be entitled to the Hartford Fund's next dividend distribution thereafter. Fortis Fund shareholders will receive Hartford Fund shares of a comparable class having a total net asset value equal to the total net asset value of their Fortis Fund shares as of the Closing. Fortis Fund Class A, Class B and Class C shareholders will receive Class A, Class B or Class C shares, respectively, of the corresponding Hartford Fund. Fortis Fund Class H shareholders will receive Hartford Fund Class B shares. Fortis Asset Allocation Portfolio Class Z shareholders will receive The Hartford Advisers Fund Class A shares.

     On or before the Closing, each Fortis Fund will declare and pay a dividend or dividends which, together with all previous dividends, shall have the effect of distributing to its shareholders substantially all of its net investment income and realized net capital gain, if any, for all taxable years ending on or before the Closing Date.

     The Plan provides that no sales charges will be incurred by Fortis Fund shareholders in connection with their acquisition of Hartford Fund shares in the Reorganization. The Plan also provides that former holders of Fortis Fund shares that were subject to a contingent deferred sales charge will receive credit for the period they held such Fortis Fund shares in determining any contingent deferred sales charge due upon redemption of the Hartford Fund shares they receive in the Reorganization and in determining the date upon which any Hartford Fund Class B shares received in the Reorganization convert to Hartford Fund Class A shares.

     Consummation of the Reorganization is subject to the conditions set forth in the Plan, including receipt of an opinion in form and substance reasonably satisfactory to the Fortis Funds and the Hartford Funds, as described under the caption "Federal Income Tax Consequences" below. The Plan may be terminated and the Reorganization may be abandoned at any time before or after approval by the Fortis Fund shareholders prior to the Closing Date by either party if it believes that consummation of the Reorganization would not be in the best interests of its shareholders.

     Under the Plan, Hartford Life or the applicable Hartford Funds will be responsible for the payment of the expenses related to consummating the Reorganization. Such expenses include, but are not limited to, accountants' fees, legal fees, registration fees, transfer taxes (if any), the fees of banks and transfer agents and the costs of preparing, printing, copying and mailing proxy solicitation materials to the Fortis Fund shareholders and the costs of holding the Special Meeting (as hereinafter defined).

     The foregoing description of the Plan entered into between the Hartford Funds and the Fortis Funds is qualified in its entirety by the terms and provisions of the Plan, the form of which is attached hereto as Exhibit A and incorporated herein by reference thereto.

DESCRIPTION OF HARTFORD FUND SHARES

     Full and fractional shares of the Hartford Funds will be issued in the Reorganization without the imposition of a sales charge or other fee to the Fortis Fund shareholders in accordance with the procedures described above. Shares of the Hartford Funds to be issued to Fortis Fund shareholders under the Plan will be fully paid and non-assessable when issued and transferable without restriction and will have no preemptive or conversion rights. Reference is hereby made to the Prospectus of the Hartford Fund into which your Fortis Fund will be reorganized, provided herewith for additional information about shares of the Hartford Fund.

FEDERAL INCOME TAX CONSEQUENCES

     As a condition to each Reorganization, the participating Hartford Fund and Fortis Fund will receive an opinion from counsel to the effect that, on the basis of the existing provisions of the Code, current administrative rules and court decisions, for federal income tax purposes: (1) the Reorganization will qualify as a "reorganization" under section 368(a)(1)(C) of the Code, and the Hartford Fund and the Fortis Fund involved therein each will be "a party to a reorganization" within the meaning of section 368(b) of the Code; (2) the Fortis Fund will recognize no gain or loss on the transfer of its assets to the Hartford Fund in exchange solely for the Hartford Fund's shares or on the subsequent distribution of those shares to the Fortis Fund's shareholders in exchange for their Fortis Fund shares; (3) the Hartford Fund will recognize no gain or loss on its receipt of those assets in exchange solely for its shares;
(4) the Hartford Fund's basis in those assets will be the same as the Fortis Fund's basis therein immediately before the Reorganization, and the Hartford Fund's holding period for those assets will include the Fortis Fund's holding period therefor; (5) a Fortis Fund shareholder will recognize no gain or loss on the constructive exchange of the shareholder's Fortis Fund shares solely for Hartford Fund shares pursuant to the Reorganization; and (6) a Fortis Fund shareholder's aggregate basis in the Hartford Fund shares received by the shareholder in the Reorganization will be the same as the aggregate basis in the shareholder's Fortis Fund shares to be constructively surrendered in exchange for those Fortis Fund shares, and the shareholder's holding period for those Hartford Fund shares will include the shareholder's holding period for those Fortis Fund shares, provided the shareholder holds them as capital assets at the time of the Reorganization.

     You should recognize that an opinion of counsel is not binding on the Internal Revenue Service ("IRS") or any court. Neither the Fortis Funds nor the Hartford Funds expect to obtain a ruling from the IRS regarding the consequences of the Reorganizations. Accordingly, if the IRS sought to challenge the tax treatment of any Reorganization and was successful, neither of which is anticipated, the Reorganization would be treated as a taxable sale of assets of the participating Fortis Fund, followed by the taxable liquidation thereof.

     Because the investment policies and practices of the Hartford Funds are substantially identical to those of their corresponding Fortis Funds, the Hartford Funds do not anticipate that taxable sales involving significant amounts of securities of the combined portfolios will have to be made after the Reorganizations.

COMPARATIVE INFORMATION ON SHAREHOLDER RIGHTS AND OBLIGATIONS

     At a special meeting of Fortis Fund shareholders held on May 31, 2001, as adjourned to June 21, 2001, Fortis Fund shareholders approved the reorganization of each Fortis Fund as a series of a Maryland corporation. The Fortis Funds had previously been organized as Minnesota corporations or series of Minnesota corporations. The reorganization was effected as of the close of business on November 30, 2001. Because the Hartford Funds are also series of a Maryland corporation, your rights as a shareholder of a Hartford Fund will not differ from your rights as a shareholder of a Fortis Fund.

                                 CAPITALIZATION

     The following tables set forth the unaudited capitalization of each Fortis Fund and of the Hartford Fund into which the Fortis Fund will be reorganized as of April 30, 2001:

                                                                        FORTIS ASSET     HARTFORD PRO
                                                      THE HARTFORD       ALLOCATION         FORMA
                                                      ADVISERS FUND      PORTFOLIO         COMBINED
                                                      -------------   ----------------   ------------
Net Assets (in thousands)...........................   $ 2,202,132      $   259,129      $ 2,461,261
Net Asset Value Per Share
  Class A...........................................   $     15.63      $     15.43      $     15.63
  Class B...........................................   $     15.47      $     15.30      $     15.47
  Class C...........................................   $     15.61      $     15.22      $     15.61
  Class H...........................................   $        --      $     15.29      $        --
  Class Z...........................................   $        --      $     15.42      $        --
  Class Y...........................................   $     15.80               --      $     15.80
Shares Outstanding
  Class A...........................................    65,395,220       11,423,393       76,860,694
  Class B...........................................    42,003,471        1,670,551       46,374,041
  Class C...........................................    29,965,058          809,275       30,754,113
  Class H...........................................            --        2,750,377               --
  Class Z...........................................            --          190,818               --
  Class Y...........................................     3,960,002               --        3,960,002

                                                         THE HARTFORD    FORTIS GLOBAL   HARTFORD PRO
                                                        GLOBAL LEADERS      GROWTH          FORMA
                                                             FUND          PORTFOLIO       COMBINED
                                                        --------------   -------------   ------------
Net Assets (in thousands).............................   $   489,820      $  143,034     $   632,854
Net Asset Value Per Share
  Class A.............................................   $     15.46      $    22.54     $     15.46
  Class B.............................................   $     15.18      $    21.35     $     15.18
  Class C.............................................   $     15.18      $    21.43     $     15.18
  Class H.............................................   $        --      $    21.35     $        --
  Class Y.............................................   $     15.66      $       --     $     15.66
Shares Outstanding
  Class A.............................................    17,892,091       4,712,634      24,765,265
  Class B.............................................     4,940,349         647,582       7,055,619
  Class C.............................................     8,505,478         218,678       8,815,022
  Class H.............................................            --         857,558              --
  Class Y.............................................       578,944              --         578,944

                                                         THE HARTFORD     FORTIS       HARTFORD
                                                          GROWTH AND     GROWTH &      PRO FORMA
                                                         INCOME FUND    INCOME FUND    COMBINED
                                                         ------------   -----------   -----------
Net Assets (in thousands)..............................  $   357,069    $   41,090    $   398,159
Net Asset Value Per Share
  Class A..............................................  $     12.05    $    15.11    $     12.05
  Class B..............................................  $     11.80    $    14.94    $     11.80
  Class C..............................................  $     11.81    $    14.94    $     11.81
  Class H..............................................  $        --    $    14.94    $        --
  Class Y..............................................  $     12.22    $       --    $     12.22
Shares Outstanding
  Class A..............................................   19,993,425     1,608,536     22,014,799
  Class B..............................................    3,946,923       538,371      5,164,486
  Class C..............................................    5,843,893       163,228      6,050,598
  Class H..............................................           --       422,487             --
  Class Y..............................................       39,377            --         39,377

                                                        THE HARTFORD   FORTIS HIGH    HARTFORD
                                                         HIGH YIELD       YIELD       PRO FORMA
                                                            FUND        PORTFOLIO     COMBINED
                                                        ------------   -----------   -----------
Net Assets (in thousands).............................   $   71,381    $   118,564   $   189,945
Net Asset Value Per Share
  Class A.............................................   $     9.06    $      5.54   $      9.06
  Class B.............................................   $     9.04    $      5.54   $      9.04
  Class C.............................................   $     9.05    $      5.53   $      9.05
  Class H.............................................   $       --    $      5.54   $        --
  Class Y.............................................   $     9.09    $        --   $      9.09
Shares Outstanding
  Class A.............................................    3,759,027     13,213,841    11,834,102
  Class B.............................................    1,541,245      2,246,877     6,185,917
  Class C.............................................    2,158,033        615,983     2,533,669
  Class H.............................................           --      5,329,967            --
  Class Y.............................................      426,670             --       426,670

                                                     THE HARTFORD          FORTIS
                                                     INTERNATIONAL      INTERNATIONAL       HARTFORD
                                                     OPPORTUNITIES         EQUITY          PRO FORMA
                                                         FUND             PORTFOLIO         COMBINED
                                                     -------------      -------------      ----------
Net Assets (in thousands)..........................   $  160,061         $   27,161        $  187,222
Net Asset Value Per Share
  Class A..........................................   $    11.46         $    16.07        $    11.46
  Class B..........................................   $    11.15         $    15.83        $    11.15
  Class C..........................................   $    11.10         $    15.83        $    11.10
  Class H..........................................   $       --         $    15.81        $       --
  Class Y..........................................   $    11.64         $       --        $    11.64
Shares Outstanding
Class A............................................    7,996,886          1,152,658         9,616,570
  Class B..........................................    2,116,435            209,886         2,744,400
  Class C..........................................    2,181,767            103,868         2,330,141
  Class H..........................................           --            232,220                --
  Class Y..........................................    1,765,616                 --         1,765,616

                                                     THE HARTFORD                    HARTFORD
                                                     MONEY MARKET   FORTIS MONEY    PRO FORMA
                                                         FUND           FUND         COMBINED
                                                     ------------   ------------   ------------
Net Assets (in thousands)..........................  $   156,885    $    206,820   $    363,705
Net Asset Value Per Share
  Class A..........................................  $      1.00    $       1.00   $       1.00
  Class B..........................................  $      1.00    $       1.00   $       1.00
  Class C..........................................  $      1.00    $       1.00   $       1.00
  Class H..........................................  $        --    $       1.00   $         --
  Class Y..........................................  $      1.00    $         --   $       1.00
Shares Outstanding
  Class A..........................................   63,074,666     200,208,585    263,283,251
  Class B..........................................   29,195,000       2,295,672     34,521,253
  Class C..........................................   44,477,892       1,284,795     45,762,687
  Class H..........................................           --       3,030,581             --
  Class Y..........................................   20,138,375              --     20,138,375

           INFORMATION ABOUT THE HARTFORD FUNDS AND THE FORTIS FUNDS

HARTFORD FUNDS

     Information about the Class A, Class B and Class C shares of each Hartford Fund is contained in the Hartford Fund's current Class A, Class B and Class C share Prospectus, each of which is incorporated herein by reference. A copy of the current Prospectus of the Hartford Fund for which your Fortis Fund shares will be exchanged and that Fund's most current Annual Report to Shareholders are included herewith. Additional information about each Hartford Fund is included in that Fund's Statement of Additional Information, and the Statement of
Additional Information dated           , 2001 (relating to this Prospectus/Proxy
Statement), each of which is incorporated herein by reference. Copies of the Statements of Additional Information, which have been filed with the Securities and Exchange Commission (the "SEC"), may be obtained upon request and without charge by contacting the Hartford Funds at 1-888-843-7824 or by writing the Hartford Funds at The Hartford Mutual Funds, Inc., P.O. Box 64387, St. Paul, Minnesota 55164-0437. The Hartford Funds are subject to the informational requirements of the Securities Act of 1933, as amended (the "1933 Act"), the Securities Exchange Act of 1934, as amended (the "1934 Act"), and the 1940 Act and in accordance therewith file reports and other information with the SEC. Reports, proxy and information statements, charter documents and other information filed by the Hartford Funds can be obtained by calling or writing the Hartford Funds and can also be inspected and copied by the public at the public reference facilities maintained by the SEC in Washington, D.C. located at Room 1024, 450 Fifth Street, N.W., Washington, D.C. 20549 and at its regional office located at Suite 1400, Citicorp Center, 500 West Madison Street, Chicago, IL. Copies of such material can be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, 450 Fifth Street, N.W., Washington, D.C. 20549 at prescribed rates or from the SEC's Internet site at http://www.sec.gov.

     This Prospectus/Proxy Statement, which constitutes part of a Registration Statement filed by the Hartford Funds with the SEC under the 1933 Act, omits certain of the information contained in the Registration Statement. Reference is hereby made to the Registration Statement and to the exhibits thereto for further information with respect to the Hartford Funds and the shares offered hereby. Statements contained herein concerning the provisions of documents are necessarily summaries of such documents, and each such statement is qualified in its entirety by reference to the copy of the applicable document filed with the SEC.

FORTIS FUNDS

     Information about the Fortis Funds is contained in each Fortis Fund's current Prospectus, Annual Report to Shareholders, Statement of Additional
Information, and the Statement of Additional Information dated           , 2001
(relating to this Prospectus/Proxy Statement), each of which is incorporated herein by reference. Copies of such Prospectuses, Annual Reports, and Statements of Additional Information, which have been filed with the SEC, may be obtained upon request and without charge from the Fortis Funds by calling 1-800-800-2000, extension 3012, or by writing to the Fortis Funds at Hartford Administrative Services Company, P.O. Box 64387, St. Paul, Minnesota 55164-0387. The Fortis Funds are subject to the informational requirements of the 1933 Act, the 1934 Act and the 1940 Act and in accordance therewith file reports and other information with the SEC. Reports, proxy and information statements, charter documents and other information filed by the Fortis Funds can be obtained by calling or writing the Fortis Funds and can also be inspected at the public reference facilities maintained by the SEC or obtained at prescribed rates at the addresses listed in the previous section or from the SEC's Internet site at http://www.sec.gov.

                               VOTING INFORMATION

     This Prospectus/Proxy Statement is furnished in connection with the solicitation by the Board of Directors of the Fortis Funds of proxies for use at the Special Meeting of Shareholders (the "Special Meeting") to be held on [date] at [time], Central Time at 500 Bielenberg Drive, Woodbury, Minnesota 55125, and at any adjournments thereof. The proxy confers discretionary authority on the persons designated therein to vote on other business not currently contemplated which may properly come before the Special Meeting. A proxy, if properly executed, duly returned and not revoked, will be voted in accordance with the specifications thereon; if no instructions are given, such proxy will be voted in favor of the Plan. A shareholder may revoke a proxy at any time prior to use by filing with the Secretary of the Fortis Funds an instrument revoking the proxy, by submitting a proxy bearing a later date or by attending and voting at the Special Meeting.

     The cost of the solicitation, including the printing and mailing of proxy materials, will be borne by Hartford Life or the applicable Hartford Funds. In addition to solicitations through the mails, proxies may be solicited by officers, employees and agents of Hartford Administrative Services Company or Hartford Life. Such solicitations may be by telephone, telegraph or personal contact. Hartford Administrative Services Company or Hartford Life may also
arrange for an outside firm,                               , to solicit
shareholder votes by telephone of the Fortis Funds' behalf. The services
provided by                               are expected to cost approximately
$          . If votes are recorded by telephone,
will use procedures designed to authenticate shareholders' identities, to allow shareholders to authorize the voting of their shares in accordance with their instructions, and to confirm that a shareholder's instructions have been properly recorded.

     You may vote by completing and signing the enclosed proxy card(s) and mailing them in the enclosed postage paid envelope. You may also vote your
shares by phone at [800          ]. Internet voting is also available at
www.                    .

OUTSTANDING SHARES AND VOTING REQUIREMENTS

     The Board of Directors of the Fortis Funds has fixed the close of business on December 3, 2001, as the record date for the determination of shareholders of the Fortis Funds entitled to notice of and to vote at the Special Meeting and any adjournments thereof. Each share of a Fortis Fund is entitled to one vote and fractional shares have proportionate voting rights. Only shareholders of record as of the record date are entitled to vote on the proposal. As of the record date, each of the Fortis Funds had the number of shares of different classes issued and outstanding listed below:

FUND NAME                                                      TOTAL SHARES OUTSTANDING
---------                                                      ------------------------
Fortis Asset Allocation Portfolio
  Fortis Asset Allocation Portfolio-Class A.................
  Fortis Asset Allocation Portfolio-Class B.................
  Fortis Asset Allocation Portfolio-Class C.................
  Fortis Asset Allocation Portfolio-Class H.................
  Fortis Asset Allocation Portfolio-Class Z.................
Fortis Global Growth Portfolio
  Fortis Global Growth Portfolio-Class A....................
  Fortis Global Growth Portfolio-Class B....................
  Fortis Global Growth Portfolio-Class C....................
  Fortis Global Growth Portfolio-Class H....................
Fortis Growth & Income Fund
  Fortis Growth & Income Fund-Class A.......................
  Fortis Growth & Income Fund-Class B.......................
  Fortis Growth & Income Fund-Class C.......................
  Fortis Growth & Income Fund-Class H.......................
Fortis High Yield Portfolio
  Fortis High Yield Portfolio-Class A.......................
  Fortis High Yield Portfolio-Class B.......................
  Fortis High Yield Portfolio-Class C.......................
  Fortis High Yield Portfolio-Class H.......................
Fortis International Equity Portfolio
  Fortis International Equity Portfolio-Class A.............
  Fortis International Equity Portfolio-Class B.............
  Fortis International Equity Portfolio-Class C.............
  Fortis International Equity Portfolio-Class H.............
Fortis Money Fund
  Fortis Money Fund-Class A.................................
  Fortis Money Fund-Class B.................................
  Fortis Money Fund-Class C.................................
  Fortis Money Fund-Class H.................................

     [On the record date, the Directors and officers of each Fortis Fund as a group owned less than 1% of the outstanding shares of each Fortis Fund.] To the best knowledge of each Fortis Fund, as of the record date, no person, except as set forth in the table below, owned beneficially or of record 5% or more of the outstanding shares of any class of a Fortis Fund.

NAME OF FUND AND                                      NAME AND ADDRESS OF                  PERCENT OF
CLASS                                                    RECORD OWNER       SHARES OWNED     CLASS
----------------                                      -------------------   ------------   ----------

     [On the record date, the Directors and officers of each Hartford Fund as a group owned less than 1% of the outstanding shares of each Hartford Fund.] To the best knowledge of the Hartford Funds, as of the record date, no person, except as set forth in the table below, owned beneficially or of record 5% or more of the outstanding shares of any Hartford Fund.

NAME OF FUND AND                                      NAME AND ADDRESS OF                  PERCENT OF
CLASS                                                    RECORD OWNER       SHARES OWNED     CLASS
----------------                                      -------------------   ------------   ----------


     Approval of the Plan with respect to a Fortis Fund requires the affirmative vote, in person or by proxy, of a majority of the outstanding shares of the Fund on the record date, with all classes of a Fund voting together. Under Maryland law, Fortis Fund shareholders are not entitled to assert dissenters' rights of appraisal in connection with the Reorganization. In the event that shareholders of one or more of the Fortis Funds do not approve the Plan, the Reorganization will proceed with respect to those Fortis Funds that have approved the Plan, subject to certain other conditions being met. The votes of shareholders of the Hartford Funds are not being solicited since their approval is not required in order to effect the Reorganization.

     Each Fortis Fund will vote separately on the proposal. In order for the shareholder meeting to go forward for a Fortis Fund, there must be a quorum. This means that a majority of that Fund's shares must be represented at the meeting -- either in person or by proxy. All returned proxies count toward a quorum, regardless of how they are voted. An abstention will be counted as shares present at the meeting in determining whether a proposal has been approved, and will have the same effect as a vote "against" the proposal. Broker non-votes will not be counted as present in calculating the vote on any proposal. (Broker non-votes are shares for which (a) the underlying owner has not voted and (b) the broker holding the shares does not have discretionary authority to vote on the particular matter.) If you sign and date your proxy, but do not specify instructions, your shares will be voted in favor of the proposal.

     If a quorum is not obtained for any Fortis Fund or if sufficient votes to approve the proposal are not received, the persons named as proxies may propose one or more adjournments of the meeting for that Fund to permit further solicitation of proxies. Any adjournment will require a vote in favor of the adjournment by the holders of a majority of the shares present in person or by proxy at the meeting (or any adjournment of the meeting).

OTHER MATTERS

     Management of the Fortis Funds knows of no other matters that may properly be, or which are likely to be, brought before the Special Meeting. However, if any other business shall properly come before the Special Meeting, the persons named in the proxy intend to vote thereon in accordance with their best judgment.

BOARD RECOMMENDATION

     After carefully considering the issues involved, the Board of Directors of the Fortis Funds has unanimously concluded that the proposed Reorganization is in the best interests of shareholders. The Board of Directors of the Fortis Funds recommends that you vote to approve the Plan. Whether or not shareholders expect to attend the Special Meeting, all shareholders are urged to promptly sign, fill in and return the enclosed proxy form or vote by toll-free telephone call or the internet.

                                                                       EXHIBIT A

                      AGREEMENT AND PLAN OF REORGANIZATION

     THIS AGREEMENT AND PLAN OF REORGANIZATION ("Agreement") is made as of
          , 2001, between The Hartford Mutual Funds, Inc., a Maryland corporation ("Hartford"), on behalf of each segregated portfolio of assets thereof ("series") listed on Schedule A to this Agreement ("Schedule A") (each, an "Acquiring Fund"), and Fortis Series Fund, Inc., a Maryland corporation ("Fortis"), on behalf of each series thereof listed on Schedule A (each, a "Target Fund"). (Each Acquiring Fund and Target Fund is sometimes referred to herein individually as a "Fund" and collectively as the "Funds," and Hartford and Fortis are sometimes referred to herein individually as an "Investment Company" and collectively as the "Investment Companies.") All agreements, representations and warranties, actions, and obligations described herein made or to be taken or undertaken by a Fund are made and shall be taken or undertaken by Hartford on behalf of each Acquiring Fund and by Fortis on behalf of each Target Fund.

     The Investment Companies wish to effect six separate reorganizations, each described in section 368(a)(1) of the Internal Revenue Code of 1986, as amended ("Code"), and intend this Agreement to be, and adopt it as, a "plan of reorganization" within the meaning of the regulations under section 368 of the Code ("Regulations"). Target Fund and Acquiring Fund each have multiple classes of shares. Each reorganization will involve the transfer of the assets of a Target Fund, subject to the liabilities of such Target Fund, to the corresponding Acquiring Fund listed on Schedule A, in exchange solely for Class A, Class B and Class C shares of common stock of such Acquiring Fund ("Acquiring Fund Shares"), followed by the constructive distribution of those shares pro rata to the holders of shares of the corresponding classes of common stock of that Target Fund ("Target Fund Shares"),such corresponding classes being set forth on Schedule A hereto, all on the terms and conditions set forth herein. (All such transactions involving each Target Fund and its corresponding Acquiring Fund are referred to herein as a "Reorganization.") For convenience, the balance of this Agreement refers only to a single Reorganization, one Acquiring Fund, and one Target Fund, but the provisions of this Agreement shall apply separately to each Reorganization. The consummation of one Reorganization shall not be contingent on the consummation of any other Reorganization.

     In consideration of the mutual promises contained herein, the parties agree as follows:

1.  PLAN OF REORGANIZATION

     1.1. Subject to the requisite approval by Target Fund shareholders and to the other terms and conditions set forth herein and on the basis of the representations and warranties contained herein, Target Fund agrees to assign, sell, convey, transfer, and deliver all of its assets described in paragraph 1.2 ("Assets") to Acquiring Fund and Acquiring Fund agrees in exchange therefor (a) to assume all of the liabilities of Target Fund described in paragraph 1.3 ("Liabilities"), and (b) to issue and deliver to Target Fund the number of full and fractional (rounded to the third decimal place) Acquiring Fund Shares of each specified class determined by dividing the value of the Assets attributable to the corresponding class of Target Fund Shares less the Liabilities attributable to such Target Fund Shares by the net asset value ("NAV") of an Acquiring Fund Share of such class (both computed as set forth in paragraph 2.1). Such transactions shall take place at the Closing (as defined in paragraph 3.1).

     1.2. The Assets shall include all cash, cash equivalents, securities, receivables (including interest and dividends receivable), claims and rights of action, rights to register shares under applicable securities laws, books and records, deferred and prepaid expenses shown as assets on Target Fund's books, and other property owned by Target Fund at the Effective Time (as defined in paragraph 3.1).

     1.3. The Liabilities shall include all liabilities, debts, obligations, and duties of whatever kind or nature of the Target Fund at the Effective Time, whether absolute, accrued, contingent, or otherwise, whether or not arising in the ordinary course of business, and whether or not specifically referred to in this

Agreement, including any obligation to indemnify the directors of Fortis, acting in their capacities as such, to the fullest extent permitted by law and the amended and restated articles of incorporation ("Articles of Incorporation") and bylaws of Fortis (collectively "Liabilities").

     1.4. At or immediately before the Effective Time, Target Fund shall declare and pay to its shareholders a dividend and/or other distribution in an amount large enough so that it will have distributed all of its investment company taxable income (as defined in section 852(b)(2) of the Code but computed without regard to any deduction for dividends paid) and substantially all of its net capital gain (as defined in section 852(b)(3) of the Code, but computed without regard to any deduction for capital gain dividends) for the current taxable year through the Effective Time.

     1.5. At the Effective Time (or as soon thereafter as is reasonably practicable), Target Fund shall distribute the Acquiring Fund Shares it receives pursuant to paragraph 1.1 to Target Fund's shareholders of record, determined as of the Effective Time (each, a "Shareholder"), in constructive exchange for their Target Fund Shares. Such distribution shall be accomplished by Hartford's transfer agent's opening accounts on Acquiring Fund's share transfer books in the Shareholders' names and transferring such Acquiring Fund Shares thereto. Each Shareholder's account shall be credited with the respective pro rata number of full and fractional (rounded to the third decimal place) Acquiring Fund Shares of the appropriate class due that Shareholder. All outstanding Target Fund Shares, including any represented by certificates, shall simultaneously be canceled on Target Fund's share transfer books. Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares issued in connection with the Reorganization.

     1.6. No front-end sales charges will be incurred by Target Fund shareholders in connection with their acquisition of Acquiring Fund Shares pursuant to this Agreement. In addition, in determining contingent deferred sales charges applicable to any Acquiring Fund Shares distributed in the Reorganization and in determining the date upon which any Class B Acquiring Fund Shares distributed in the Reorganization convert to Class A Acquiring Fund Shares, credit shall be given for the period during which the holders thereof held the Target Fund Shares in exchange for which such Acquiring Fund Shares were issued.

     1.7. As soon as reasonably practicable after distribution of the Acquiring Fund Shares pursuant to paragraph 1.5, Fortis shall wind up the affairs of Target Fund and shall file any required final regulatory reports, including but not limited to any Form N-SAR and Rule 24f-2 filings with respect to Target Fund.

     1.8. Any transfer taxes payable on issuance of Acquiring Fund Shares in a name other than that of the registered holder on Target Fund's books of the Target Fund Shares constructively exchanged therefor shall be paid by the person to whom such Acquiring Fund Shares are to be issued, as a condition of such transfer.

2.  VALUATION

     2.1. For purposes of paragraph 1.1(b), the value of the Assets and the Liabilities and the NAV of an Acquiring Fund Share shall be computed as of the close of business on the date of the Closing ("Valuation Time"). The NAV of an Acquiring Fund Share shall be computed using the valuation procedures set forth in the Acquiring Fund's then current prospectus and statement of additional information ("SAI"). The value of the Assets and Liabilities shall be computed using the valuation procedures set forth in the Target Fund's then current prospectus and SAI, subject to adjustment by the amount, if any, agreed to by Hartford and Fortis. Hartford and Fortis agree to use all commercially reasonable efforts to resolve any material differences between the value of the Assets and Liabilities determined in accordance with the valuation procedures of the Target Fund and the value of the Assets and Liabilities determined in accordance with the valuation procedures of the Acquiring Fund prior to the Valuation Time.

     2.2. All computations pursuant to paragraph 2.1 shall be made by or under the direction of Hartford Administrative Services Company.

3.  CLOSING AND EFFECTIVE TIME

     3.1. The Reorganization, together with related acts necessary to consummate the same ("Closing"), shall occur at the offices of Dorsey & Whitney LLP, 50 South Sixth Street, Minneapolis, Minnesota 55402, on or about
          , 2002, or at such other place and/or on such other date as to which the Investment Companies may agree. All acts taking place at the Closing shall be deemed to take place simultaneously as of the close of business on the date thereof or at such other time as to which the Investment Companies may agree ("Effective Time"). If, immediately before the Valuation Time, (a) the New York Stock Exchange is closed to trading or trading thereon is restricted or (b) trading or the reporting of trading on that exchange or elsewhere is disrupted, so that accurate appraisal of the value of the Assets and Liabilities and the NAV of an Acquiring Fund Share is impracticable, the Effective Time shall be postponed until the first business day after the day when such trading has fully resumed and such reporting has been restored.

     3.2. Fortis shall deliver to Hartford at the Closing a schedule of the Assets and Liabilities as of the Effective Time, which shall set forth for all portfolio securities included therein and all other Assets, their adjusted basis and holding period, by lot, for federal income tax purposes. Fortis' custodian shall deliver at the Closing a certificate of an authorized officer stating that
(a) the Assets held by the custodian will be transferred to Acquiring Fund at the Effective Time and (b) all necessary taxes in conjunction with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made.

     3.3. Fortis' transfer agent shall deliver to Hartford at the Closing a statement of an authorized officer thereof certifying that its records contain the names and addresses of the Shareholders and the number and percentage ownership of outstanding Target Fund Shares of each class owned by each Shareholder, all as of the Effective Time. Hartford's transfer agent shall deliver at the Closing a certificate as to the opening on Acquiring Fund's share transfer books of accounts in the Shareholders' names. Hartford shall issue and deliver a confirmation to Fortis evidencing the Acquiring Fund Shares of each class to be credited to Target Fund at the Effective Time or provide evidence satisfactory to Fortis that such Acquiring Fund Shares have been credited to Target Fund's account on Acquiring Fund's books. At the Closing, each Investment Company shall deliver to the other bills of sale, checks, assignments, stock certificates, receipts, or other documents the other Investment Company or its counsel reasonably requests.

     3.4. Each Investment Company shall deliver to the other at the Closing a certificate executed in its name by its President or a Vice President in form and substance satisfactory to the recipient and dated the Effective Time, to the effect that the representations and warranties it made in this Agreement are true and correct at the Effective Time except as they may be affected by the transactions contemplated by this Agreement.

4.  REPRESENTATIONS AND WARRANTIES

     4.1.  Fortis represents and warrants as follows:

          4.1.1. Fortis is a corporation that is duly organized, validly existing, and in good standing under the laws of the State of Maryland; and its Articles of Incorporation are on file with the Secretary of the State of Maryland;

          4.1.2. Fortis is duly registered as an open-end management investment company under the Investment Company Act of 1940, as amended ("1940 Act"), and such registration is in full force and effect;

          4.1.3. Target Fund is a duly established and designated series of Fortis; and all Target Fund Shares outstanding at the Effective Time will have been duly authorized and duly and validly issued and outstanding shares of Target Fund, fully paid and non-assessable;

          4.1.4. At the Closing, Target Fund will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer, and deliver the Assets free of any liens or other encumbrances; and on delivery and payment for the Assets, Acquiring Fund will acquire good and marketable title thereto;

          4.1.5. Target Fund's current prospectus and SAI conform in all material respects to the applicable requirements of the Securities Act of 1933, as amended ("1933 Act"), and the 1940 Act and the rules and regulations thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

          4.1.6. Target Fund is not in violation of, and the execution and delivery of this Agreement and consummation of the transactions contemplated hereby will not conflict with or violate, applicable law or any provision of Fortis' Articles of Incorporation or By-Laws or of any agreement, instrument, lease, or other undertaking to which Target Fund is a party or by which it is bound or result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, judgment, or decree to which Target Fund is a party or by which it is bound, except as previously disclosed in writing to and accepted by Hartford;

          4.1.7. Except as otherwise disclosed in writing to and accepted by Hartford, all material contracts and other commitments of or applicable to Target Fund (other than this Agreement and investment contracts, including options, futures, and forward contracts) will be terminated, or provision for discharge of any liabilities of Target Fund thereunder will be made, at or prior to the Effective Time, without either Fund's incurring any liability or penalty with respect thereto and without diminishing or releasing any rights Target Fund may have had with respect to actions taken or omitted or to be taken by any other party thereto prior to the Closing;

          4.1.8. Except as otherwise disclosed in writing to and accepted by Hartford, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or (to Fortis' knowledge) threatened against Fortis or any of its properties or assets that, if adversely determined, would materially and adversely affect Target Fund's financial condition or the conduct of its business; and Fortis knows of no facts that might form the basis for the institution of any such litigation, proceeding, or investigation and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially or adversely affects its business or its ability to consummate the transactions contemplated hereby;

          4.1.9. The execution, delivery, and performance of this Agreement have been duly authorized as of the date hereof by all necessary action on the part of Fortis' board of directors; and, subject to approval by Target Fund's shareholders, this Agreement constitutes a valid and legally binding obligation of Target Fund, enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium, and similar laws relating to or affecting creditors' rights and by general principles of equity;

          4.1.10. At the Effective Time, the performance of this Agreement shall have been duly authorized by all necessary action by Target Fund's shareholders;

          4.1.11. No governmental consents, approvals, authorizations, or filings are required under the 1933 Act, the Securities Exchange Act of 1934, as amended ("1934 Act"), the 1940 Act, or applicable state securities laws for the execution or performance of this Agreement by Fortis, except for (a) the filing with the Securities and Exchange Commission ("SEC") of a registration statement by Hartford on Form N-14 relating to the Acquiring Fund Shares issuable hereunder, and any supplement or amendment thereto ("Registration Statement"), including therein a prospectus/proxy statement ("Proxy Statement"), and (b) such consents, approvals, authorizations, and filings as have been made or received or as may be required subsequent to the Effective Time;

          4.1.12. On the effective date of the Registration Statement, at the time of the shareholders' meeting referred to in paragraph 5.2, and at the Effective Time, the Proxy Statement will (a) comply in all material respects with the applicable provisions of the 1933 Act, the 1934 Act, and the 1940 Act and the rules and regulations thereunder and (b) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading; provided that the foregoing shall not apply to statements in or omissions from the Proxy Statement made in reliance on and in conformity with information furnished by Hartford for use therein;

          4.1.13. There are no Liabilities other than Liabilities disclosed or provided for in Fortis' financial statements referred to in paragraph
     4.1.19 and Liabilities incurred by Target Fund in the ordinary course of its business subsequent to July 31, 2001 for the Fortis High Yield Portfolio, August 31, 2001 for the Fortis Asset Allocation Portfolio and the Fortis Growth & Income Fund, September 30, 2001 for the Fortis Money Fund, and October 31, 2001 for the Fortis Global Growth Portfolio and the Fortis International Equity Portfolio, or otherwise previously disclosed to Hartford, none of which has been materially adverse to the business, assets, or results of Target Fund's operations;

          4.1.14. Target Fund is a "fund" as defined in section 851(g)(2) of the Code; it qualified for treatment as a regulated investment company under Subchapter M of the Code ("RIC") for each past taxable year since it commenced operations and will continue to meet all the requirements for such qualification for its current taxable year; the Assets will be invested at all times through the Effective Time in a manner that ensures compliance with the foregoing; and Target Fund has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M did not apply to it;

          4.1.15. Target Fund's federal income tax returns, and all applicable state and local tax returns, for all taxable years through and including the taxable year ended July 31, 2000 for the Fortis High Yield Portfolio, August 31, 2000 for the Fortis Asset Allocation Portfolio and the Fortis Growth & Income Fund, September 30, 2000 for the Fortis Money Fund, and October 31, 2000 for the Fortis Global Growth Portfolio and the Fortis International Equity Portfolio have been timely filed and all taxes payable pursuant to such returns have been timely paid; and

          4.1.16. Fortis' financial statements for the year ended July 31, 2001 for the Fortis High Yield Portfolio, August 31, 2001 for the Fortis Asset Allocation Portfolio and the Fortis Growth & Income Fund, September 30, 2001 for the Fortis Money Fund, and October 31, 2001 for the Fortis Global Growth Portfolio and the Fortis International Equity Portfolio to be delivered to Hartford, fairly represent Target Fund's financial position as of such date and the results of its operations and changes in its net assets for the period then ended.

     4.2. Hartford represents and warrants as follows:

          4.2.1. Hartford is a corporation that is duly organized, validly existing, and in good standing under the laws of the State of Maryland; and its [amended and restated] articles of incorporation ("Articles of Incorporation") are on file with the Secretary of the State of Maryland;

          4.2.2. Hartford is duly registered as an open-end management investment company under the 1940 Act, and such registration will be in full force and effect at the Effective Time;

          4.2.3. Acquiring Fund is a duly established and designated series of Hartford;

          4.2.4. No consideration other than Acquiring Fund Shares will be issued in exchange for the Assets in the Reorganization;

          4.2.5. The Acquiring Fund Shares to be issued and delivered to Target Fund hereunder will, at the Effective Time, have been duly authorized and, when issued and delivered as provided herein, will be duly and validly issued and outstanding shares of Acquiring Fund, fully paid and non-assessable;

          4.2.6. Acquiring Fund's current prospectus and SAI conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

          4.2.7. Acquiring Fund is not in violation of, and the execution and delivery of this Agreement and consummation of the transactions contemplated hereby will not conflict with or violate, applicable law or any provision of Hartford's Articles of Incorporation or By-Laws or of any provision of any agreement, instrument, lease, or other undertaking to which Acquiring Fund is a party or by which it is bound or result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, judgment, or decree to which Acquiring Fund is a party or by which it is bound, except as previously disclosed in writing to and accepted by Fortis;

          4.2.8. Except as otherwise disclosed in writing to and accepted by Fortis, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or (to Hartford's knowledge) threatened against Hartford or any of its properties or assets that, if adversely determined, would materially and adversely affect Acquiring Fund's financial condition or the conduct of its business; and Hartford knows of no facts that might form the basis for the institution of any such litigation, proceeding, or investigation and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially or adversely affects its business or its ability to consummate the transactions contemplated hereby;

          4.2.9. The execution, delivery, and performance of this Agreement have been duly authorized as of the date hereof by all necessary action on the part of Hartford's board of directors (together with Fortis' board of directors, the "Boards"); no approval of this Agreement by Acquiring Fund's shareholders is required under Hartford's Articles of Incorporation or By-Laws, or applicable law; and this Agreement constitutes a valid and legally binding obligation of Acquiring Fund, enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium, and similar laws relating to or affecting creditors' rights and by general principles of equity;

          4.2.10. No governmental consents, approvals, authorizations, or filings are required under the 1933 Act, the 1934 Act, the 1940 Act, or applicable state securities laws for the execution or performance of this Agreement by Hartford, except for (a) the filing with the SEC of the Registration Statement and (b) such consents, approvals, authorizations, and filings as have been made or received or as may be required subsequent to the Effective Time;

          4.2.11. On the effective date of the Registration Statement, at the time of the shareholders' meeting referred to in paragraph 5.2, and at the Effective Time, the Proxy Statement will (a) comply in all material respects with the applicable provisions of the 1933 Act, the 1934 Act, and the 1940 Act and the rules and regulations thereunder and (b) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading; provided that the foregoing shall not apply to statements in or omissions from the Proxy Statement made in reliance on and in conformity with information furnished by Fortis for use therein;

          4.2.12. Acquiring Fund is a "fund" as defined in section 851(g)(2) of the Code; it qualified for treatment as a RIC for each past taxable year since it commenced operations and will continue to meet all the requirements for such qualification for its current taxable year; Acquiring Fund intends to continue to meet all such requirements for the next taxable year; and it has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it;

          4.2.13. Acquiring Fund's federal income tax returns, and all applicable state and local tax returns, for all taxable years through and including the taxable year ended October 31, 2001 have been timely filed and all taxes payable pursuant to such returns have been timely paid; and

          4.2.14. Hartford's financial statements for the year ended October 31, 2001 to be delivered to Fortis, fairly represent Acquiring Fund's financial position as of that date and the results of its operations and changes in its net assets for the year then ended.

     4.3. Each Investment Company represents and warrants as follows:

          4.3.1. The fair market value of the Acquiring Fund Shares received by each Shareholder will be approximately equal to the fair market value of its Target Fund Shares constructively surrendered in exchange therefor;

          4.3.2. The Shareholders will pay their own expenses, if any, incurred in connection with the Reorganization;

          4.3.3. There is no intercompany indebtedness between the Funds that was issued or acquired, or will be settled, at a discount;

5. COVENANTS

     5.1. Each Fund covenants to operate its respective business in the ordinary course between the date hereof and the Closing, it being understood that such ordinary course will include declaring and paying customary dividends and other distributions (including the dividend and/or other distribution referred to in paragraph 1.4) and changes in operations contemplated by each Fund's normal business activities.

     5.2. Target Fund covenants to call a shareholders' meeting to consider and act on this Agreement and to take all other action necessary to obtain approval of the transactions contemplated hereby.

     5.3. Target Fund covenants that the Acquiring Fund Shares to be delivered hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms hereof.

     5.4. Target Fund covenants that it will assist Hartford in obtaining information Hartford reasonably requests concerning the beneficial ownership of Target Fund Shares.

     5.5. Target Fund covenants that its books and records (including all books and records required to be maintained under the 1940 Act and the rules and regulations thereunder) will be turned over to Hartford at the Closing.

     5.6. Each Fund covenants to cooperate in preparing the Proxy Statement in compliance with applicable federal and state securities laws.

     5.7. Each Fund covenants that it will, from time to time, as and when requested by the other Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action, as the other Fund may deem necessary or desirable in order to vest in, and confirm to, (a) Acquiring Fund, title to and possession of all the Assets, and (b) Target Fund, title to and possession of the Acquiring Fund Shares to be delivered hereunder, and otherwise to carry out the intent and purpose hereof.

     5.8. Acquiring Fund covenants to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and state securities laws it deems appropriate to continue its operations after the Effective Time.

     5.9. Subject to this Agreement, each Fund covenants to take or cause to be taken all actions, and to do or cause to be done all things, reasonably necessary, proper, or advisable to consummate and effectuate the transactions contemplated hereby.

6. CONDITIONS PRECEDENT

     Each Fund's obligations hereunder shall be subject to (a) performance by the corresponding Fund of all its obligations to be performed hereunder at or before the Effective Time, (b) all representations and warranties of the corresponding Fund contained herein being true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated hereby, as of the Effective Time, with the same force and effect as if made at and as of the Effective Time, and (c) the following further conditions that, at or before the Effective Time:

     6.1. This Agreement and the transactions contemplated hereby shall have been duly adopted and approved by each Board and shall have been approved by Target Fund's shareholders in accordance with Fortis' Articles of Incorporation and By-Laws and applicable law.

     6.2. All necessary filings shall have been made with the SEC and state securities authorities, and no order or directive shall have been received that any other or further action is required to permit the parties to carry out the transactions contemplated hereby. The Registration Statement shall have become effective under the 1933 Act, no stop orders suspending the effectiveness thereof shall have been issued, and the SEC shall not have issued an unfavorable report with respect to the Reorganization under section 25(b) of the 1940 Act nor instituted any proceedings seeking to enjoin consummation of the transactions contemplated hereby under section 25(c) of the 1940 Act. All consents, orders, and permits of federal, state, and local regulatory authorities (including the SEC and state securities authorities) deemed necessary by either Investment Company to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain same would not involve a risk of a material adverse effect on either Fund's assets or properties, provided that either Investment Company may for itself waive any of such conditions.

     6.3. At the Effective Time, no action, suit, or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or to obtain damages or other relief in connection with, the transactions contemplated hereby.

     6.4. Fortis shall have received an opinion of Kevin J. Carr, counsel to Hartford, substantially to the effect that:

          6.4.1. Acquiring Fund is a duly established series of Hartford, a corporation duly organized, validly existing, and in good standing under the laws of the State of Maryland with power under its Articles of Incorporation to own all its properties and assets and, to the knowledge of such counsel, to carry on its business as presently conducted;

          6.4.2. This Agreement has been duly authorized, executed, and delivered by Hartford on behalf of Acquiring Fund; no approval of this Agreement by Acquiring Fund's shareholders is required under Hartford's Articles or Incorporation or By-Laws, or applicable law; and assuming due authorization, execution, and delivery of this Agreement by Fortis on behalf of Target Fund, this Agreement is a valid and legally binding obligation of Hartford with respect to Acquiring Fund, enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium, and similar laws relating to or affecting creditors' rights and by general principles of equity;

          6.4.3. The Acquiring Fund Shares to be issued and distributed to the Shareholders under this Agreement, assuming their due delivery as contemplated by this Agreement, will be duly authorized, validly issued and outstanding, and fully paid and non-assessable;

          6.4.4. The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, violate Hartford's Articles of Incorporation or By-Laws or any provision of any agreement (known to such counsel, without any independent inquiry or investigation) to which Hartford (with respect to Acquiring Fund) is a party or by which it is bound or (to the knowledge of such counsel, without any independent inquiry or investigation) result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, judgment, or decree to which Hartford (with respect to Acquiring Fund) is a party or by which it is bound, except as set forth in such opinion or as previously disclosed in writing to and accepted by Fortis;

          6.4.5. No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by Hartford (on behalf of Acquiring Fund) of the transactions contemplated herein, except those obtained under the 1933 Act, the 1934 Act, and the 1940 Act and those that may be required under state securities laws;

          6.4.6. Hartford is registered with the SEC as an investment company, and to the knowledge of such counsel no order has been issued or proceeding instituted to suspend such registration; and

          6.4.7. To the knowledge of such counsel (without any independent inquiry or investigation), (a) no litigation, administrative proceeding, or investigation of or before any court or governmental body is pending or threatened as to Hartford (with respect to Acquiring Fund) or any of its properties or assets attributable or allocable to Acquiring Fund and (b) Hartford (with respect to Acquiring Fund) is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects Acquiring Fund's business, except as set forth in such opinion or as otherwise disclosed in writing to and accepted by Fortis.

In rendering such opinion, such counsel may (1) rely, as to matters governed by the laws of the State of Maryland, on an opinion of competent Maryland counsel,
(2) make assumptions regarding the authenticity, genuineness, and/or conformity of documents and copies thereof without independent verification thereof, (3) limit such opinion to applicable federal and state law, and (4) define the word "knowledge" and related terms to mean the knowledge of attorneys then with such counsel who have devoted substantive attention to matters directly related to this Agreement and the Reorganization.

     6.5. Hartford shall have received an opinion of Dorsey & Whitney LLP, counsel to Fortis, substantially to the effect that:

          6.5.1. Target Fund is a duly established series of Fortis, a corporation duly organized, validly existing, and in good standing under the laws of the State of Maryland with power under its Articles of Incorporation to own all its properties and assets and, to the knowledge of such counsel, to carry on its business as presently conducted.;

          6.5.2. This Agreement (a) has been duly authorized, executed, and delivered by Fortis on behalf of Target Fund and (b) assuming due authorization, execution, and delivery of this Agreement by Hartford on behalf of Acquiring Fund, is a valid and legally binding obligation of Fortis with respect to Target Fund, enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium, and similar laws relating to or affecting creditors' rights and by general principles of equity;

          6.5.3. The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, violate Fortis' Articles of Incorporation or By-Laws or any provision of any agreement (known to such counsel, without any independent inquiry or investigation) to which Fortis (with respect to Target Fund) is a party or by which it is bound or (to the knowledge of such counsel, without any independent inquiry or investigation) result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, judgment, or decree to which Fortis (with respect to Target Fund) is a party or by which it is bound, except as set forth in such opinion or as previously disclosed in writing to and accepted by Hartford;

          6.5.4. No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by Fortis (on behalf of Target Fund) of the transactions contemplated herein, except those obtained under the 1933 Act, the 1934 Act, and the 1940 Act and those that may be required under state securities laws;

          6.5.5. Fortis is registered with the SEC as an investment company, and to the knowledge of such counsel no order has been issued or proceeding instituted to suspend such registration; and

          6.5.6. To the knowledge of such counsel (without any independent inquiry or investigation), (a) no litigation, administrative proceeding, or investigation of or before any court or governmental body is pending or threatened as to Fortis (with respect to Target Fund) or any of its properties or assets attributable or allocable to Target Fund and (b) Fortis (with respect to Target Fund) is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects Target Fund's business, except as set forth in such opinion or as otherwise disclosed in writing to and accepted by Hartford.

     In rendering such opinion, such counsel may (1) rely, as to matters governed by the laws of the State of Maryland, on an opinion of competent Maryland counsel, (2) make assumptions regarding the authenticity, genuineness, and/or conformity of documents and copies thereof without independent verification thereof, (3) limit such opinion to applicable federal and state law, and (4) define the word "knowledge" and related terms to mean the knowledge of attorneys then with such counsel who have devoted substantive attention to matters directly related to this Agreement and the Reorganization.

     6.6. Each Investment Company shall have received an opinion of Dorsey & Whitney LLP, addressed to and in form and substance reasonably satisfactory to it, as to the federal income tax consequences mentioned below ("Tax Opinion"). In rendering the Tax Opinion, such counsel may rely as to factual matters, exclusively and without independent verification, on the representations and warranties made in this Agreement, which such counsel may treat as representations and warranties made to it, and in separate letters addressed to such counsel and the certificates delivered pursuant to paragraph 3.4. The Tax Opinion shall be substantially to the effect that, based on the facts and assumptions stated therein and conditioned on consummation of the Reorganization in accordance with this Agreement, for federal income tax purposes:

          6.6.1. Acquiring Fund's acquisition of the Assets in exchange solely for Acquiring Fund Shares, followed by Target Fund's distribution of those shares pro rata to the Shareholders in exchange for their Target Fund Shares, will qualify as a reorganization within the meaning of section 368(a)(1) of the Code, and each Fund will be "a party to a reorganization" within the meaning of section 368(b) of the Code;

          6.6.2. Target Fund will recognize no gain or loss on the transfer of the Assets to Acquiring Fund in exchange solely for Acquiring Fund Shares or on the subsequent distribution of those shares to the Shareholders in exchange for their Target Fund Shares;

          6.6.3. Acquiring Fund will recognize no gain or loss on its receipt of the Assets in exchange solely for Acquiring Fund Shares and the assumption by Acquiring Fund of the liabilities of Target Fund;

          6.6.4. Acquiring Fund's basis in the Assets will be the same as Target Fund's basis therein immediately before the Reorganization, and Acquiring Fund's holding period for the Assets will include Target Fund's holding period therefor;

          6.6.5. A Shareholder will recognize no gain or loss on the exchange of all its Target Fund Shares solely for Acquiring Fund Shares pursuant to the Reorganization. Shareholders subject to taxation will recognize income upon receipt of any net investment income or net capital gains of Target Fund which are distributed by Target Fund prior to the Closing;

          6.6.6. A Shareholder's aggregate basis in the Acquiring Fund Shares to be received by it in the Reorganization will be the same as the aggregate basis in its Target Fund Shares to be constructively surrendered in exchange for those Acquiring Fund Shares, and its holding period for those Acquiring Fund Shares will include its holding period for those Target Fund Shares, provided the Shareholder held them as capital assets at the Effective Time; and

          6.6.7. Acquiring Fund will succeed to and take into account the items of Target Fund described in Section 381(c) of the Code. Acquiring Fund will take these items into account subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Regulations thereunder.

Notwithstanding subparagraphs 6.6.2 and 6.6.4, the Tax Opinion may state that no opinion is expressed as to the effect of the Reorganization on the Funds or any Shareholder with respect to any asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.

     At any time before the Closing, either Investment Company may waive any of the foregoing conditions (except that set forth in paragraph 6.1) if, in the judgment of its Board, such waiver will not have a material adverse effect on its Fund's shareholders' interests.

7. BROKERAGE FEES

     Each Investment Company represents and warrants to the other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

8. EXPENSES; INDEMNIFICATION

     8.1 The parties hereto understand and agree that the cost of the transactions contemplated by this Agreement are being borne by Hartford Life and Accident Insurance Company and/or its affiliates, to the extent not borne by the Acquiring Funds.

     8.2 The Acquiring Fund agrees to indemnify and hold harmless the Target Fund and each of the Target Fund's directors and officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which, jointly or severally, the Target Fund or any of its directors or officers may become subject, insofar as any such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquiring Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement.

     8.3 The Target Fund agrees to indemnify and hold harmless the Acquiring Fund and each of the Acquiring Fund's directors and officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which, jointly or severally, the Acquiring Fund or any of its directors or officers may become subject, insofar as any such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquired Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement.

9. ENTIRE AGREEMENT; NO SURVIVAL

     Neither party has made any representation, warranty, or covenant not set forth herein, and this Agreement constitutes the entire agreement between the parties. The representations, warranties, and covenants contained herein or in any document delivered pursuant hereto or in connection herewith shall not survive the Closing.

10. TERMINATION OF AGREEMENT

     This Agreement may be terminated at any time at or prior to the Effective Time, whether before or after approval by Target Fund's shareholders:

     10.1. By either Fund (a) in the event of the other Fund's material breach of any representation, warranty, or covenant contained herein to be performed at or prior to the Effective Time, (b) if a condition to its obligations has not been met and it reasonably appears that such condition will not or cannot be met, or (c) if the Closing has not occurred on or before December 31, 2002; or

     10.2. By the parties' mutual agreement.

     In the event of termination under paragraphs 10.1(c) or 10.2, there shall be no liability for damages on the part of either Fund to the other Fund.

11. AMENDMENT

     This Agreement may be amended, modified, or supplemented at any time, notwithstanding approval thereof by Target Fund's shareholders, in any manner mutually agreed on in writing by the parties; provided that following such approval no such amendment may have the effect of changing the provisions for determining the number of Acquiring Fund shares to be issued to Target Fund shareholders under this Agreement to the detriment of such shareholders without their further approval.

12. MISCELLANEOUS

     12.1. This Agreement shall be governed by and construed in accordance with the internal laws of the State of Minnesota; provided that, in the case of any conflict between such laws and the federal securities laws, the latter shall govern.

     12.2. Nothing expressed or implied herein is intended or shall be construed to confer upon or give any person, firm, trust, or corporation other than the parties and their respective successors and assigns any rights or remedies under or by reason of this Agreement.

     12.3. This Agreement may be executed in one or more counterparts, all of which shall be considered one and the same agreement, and shall become effective when one or more counterparts have been executed by each Investment Company and delivered to the other party hereto. The headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

     IN WITNESS WHEREOF, each party has caused this Agreement to be executed and delivered by its duly authorized officers as of the day and year first written above.

                                          THE HARTFORD MUTUAL FUNDS, INC.
                                          on behalf of its series,

                                          The Hartford Advisers Fund
                                          The Hartford Global Leaders Fund
                                          The Hartford Growth and Income Fund
                                          The Hartford High Yield Fund
                                          The Hartford International
                                          Opportunities Fund
                                          The Hartford Money Market Fund

                                          By:
                                            ------------------------------------
                                          Its:
                                            ------------------------------------

                                          FORTIS SERIES FUND, INC.
                                          on behalf of its series,

                                          Fortis Asset Allocation Portfolio
                                          Fortis Global Growth Portfolio
                                          Fortis Growth & Income Fund
                                          Fortis High Yield Portfolio
                                          Fortis International Equity Portfolio
                                          Fortis Money Fund

                                          By:
                                            ------------------------------------
                                          Its:
                                            ------------------------------------

                                   SCHEDULE A

TARGET FUND/SHARE CLASS                      CORRESPONDING ACQUIRING FUND/SHARE CLASS
-----------------------                      ----------------------------------------

Fortis Asset Allocation Portfolio            The Hartford Advisers Fund
     - Class A                                       - Class A
     - Class B                                       - Class B
     - Class H                                       - Class B
     - Class C                                       - Class C
     - Class Z                                       - Class A

Fortis Global Growth Portfolio               The Hartford Global Leaders Fund
     - Class A                                       - Class A
     - Class B                                       - Class B
     - Class H                                       - Class B
     - Class C                                       - Class C

Fortis Growth & Income Fund                  Hartford Global and Income Fund
     - Class A                                       - Class A
     - Class B                                       - Class B
     - Class H                                       - Class B
     - Class C                                       - Class C

Fortis High Yield Portfolio                  The Hartford High Yield Fund
     - Class A                                       - Class A
     - Class B                                       - Class B
     - Class H                                       - Class B
     - Class C                                       - Class C

Fortis International Equity Portfolio        The Hartford International Opportunities Fund
     - Class A                                       - Class A
     - Class B                                       - Class B
     - Class H                                       - Class B
     - Class C                                       - Class C

Fortis Money Fund                            The Hartford Money Market Fund
     - Class A                                       - Class A
     - Class B                                       - Class B
     - Class H                                       - Class B
     - Class C                                       - Class C

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION
                              DATED ________, 2001

                          ACQUISITION OF THE ASSETS OF

                        FORTIS ASSET ALLOCATION PORTFOLIO
                         FORTIS GLOBAL GROWTH PORTFOLIO
                           FORTIS GROWTH & INCOME FUND
                           FORTIS HIGH YIELD PORTFOLIO
                      FORTIS INTERNATIONAL EQUITY PORTFOLIO
                                FORTIS MONEY FUND
                                EACH A SERIES OF
                            FORTIS SERIES FUND, INC.

                 500 BIELENBERG DRIVE, WOODBURY, MINNESOTA 55125
           MAILING ADDRESS: P.O. BOX 64284, ST. PAUL, MINNESOTA 55164
                                 (800) 738-4000

                        BY AND IN EXCHANGE FOR SHARES OF

                           THE HARTFORD ADVISERS FUND
                        THE HARTFORD GLOBAL LEADERS FUND
                       THE HARTFORD GROWTH AND INCOME FUND
                          THE HARTFORD HIGH YIELD FUND
                  THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND
                         THE HARTFORD MONEY MARKET FUND
                                EACH A SERIES OF
                         THE HARTFORD MUTUAL FUNDS, INC.

                 500 BIELENBERG DRIVE, WOODBURY, MINNESOTA 55125
           MAILING ADDRESS: P.O. BOX 64284, ST. PAUL, MINNESOTA 55164
                                 (888) 843-7824

      This Statement of Additional Information relates specifically to the reorganization of the series of Fortis Series Fund, Inc. referenced above (each a "Fortis Fund") into the above-referenced series of The Hartford Mutual Funds, Inc. (each a "Hartford Fund"). Pursuant to this reorganization, each Hartford Fund would acquire all of the assets of a Fortis Fund that has a substantially similar investment objective and substantially identical investment strategies and risks, and Hartford Fund shares would be distributed pro rata by each Fortis Fund to the holders of its shares, in complete liquidation of the Fortis Fund. For the name of the Hartford Fund into which your Fortis Fund would be reorganized, see the "Summary -- About the Proposed Reorganization" in the Prospectus/Proxy Statement dated _____, 2001.

      This Statement of Additional Information consists of this cover page and the following documents, of which items 1 through 9 are incorporated by reference herein:

      1. The Statement of Additional Information dated December 1, 2001 of Fortis Series Fund, Inc. included in the Post-Effective Amendment to the Registration Statement on Form N-1A of Fortis Series Fund, Inc. filed on ________, 2001, (SEC File Nos. 002-11387/811-00558)
          [HAS NOT YET BEEN FILED -- TO BE INCLUDED IN THE DEFINITIVE]

      2. The Statement of Additional Information dated May 1, 2001 of The Hartford Mutual Funds, Inc., included in the Post-Effective Amendment to the Registration Statement on Form N-1A of The

          Hartford Mutual Funds, Inc. filed on April 30, 2001, (SEC File Nos. 333-02381/811-07589), previously filed on EDGAR, Accession Number 0000950133-01-500819.

      3. The audited financial statements of Fortis Money Fund included in the Fortis Money Fund Annual Report for the fiscal year ended September 30, 2001. [HAS NOT YET BEEN FILED -- TO BE INCLUDED IN THE DEFINITIVE]

      4. The audited financial statements of Fortis Asset Allocation Portfolio and Fortis Growth & Income Fund included in the Fortis Stock Funds Annual Report for the fiscal year ended August 31, 2001, previously filed on EDGAR, Accession Number 0000912057-01-536560.

      5. The audited financial statements of Fortis Global Growth Portfolio and Fortis International Equity Portfolio included in the Fortis International Stock Funds Annual Report for the fiscal year ended October 31, 2000, previously filed on EDGAR, Accession Number 0000912057-00-054224.

      6. The unaudited financial statements of Fortis Global Growth Portfolio and Fortis International Equity Portfolio included in the Fortis International Stock Funds Semiannual Report for the six months ended April 30, 2001, previously filed on EDGAR, Accession Number 0000912057-01-520216.

      7. The audited financial statement of Fortis High Yield Portfolio included in the Fortis Bond Funds Annual Report for the fiscal year ended July 31, 2001, previously filed on EDGAR, Accession Number 0000912057-01-532576.

      8. The audited financial statements of The Hartford Advisers Fund, The Hartford Global Leaders Fund, The Hartford Growth and Income Fund, The Hartford High Yield Fund, The Hartford International Opportunities Fund and The Hartford Money Market Fund included in the Annual Report of The Hartford Mutual Funds, Inc. for the fiscal year ended October 31, 2000; previously filed on EDGAR, Accession Number 0000950135-00-005493.

      9. The unaudited financial statements of The Hartford Advisers Fund, The Hartford Global Leaders Fund, The Hartford Growth and Income Fund, The Hartford High Yield Fund, The Hartford International Opportunities Fund and The Hartford Money Market Fund included in the Semi-Annual Report of The Hartford Mutual Funds, Inc. for the six months ended April 30, 2001; previously filed on EDGAR, Accession Number 0000950135-01-501726.

      10. Financial Statements required by Form N-14, Item 14 (to the extent not included in items 3 through 9 above).

      This Statement of Additional Information dated _____, 2001 is not a prospectus. A Prospectus/Proxy Statement dated _____, 2001 relating to the above-referenced matters may be obtained from the Hartford Funds or the Fortis Funds at the addresses and telephone numbers shown above. This Statement of Additional Information should be read in conjunction with such Prospectus/Proxy Statement.

PROFORMA STATEMENT OF OPERATIONS
For the Year Ended April 30, 2001 (Unaudited)
FORTIS ADVANTAGE ASSET ALLOCATION
HARTFORD ADVISERS FUND

                                                            ACQUIRED       ACQUIRING
                                                              FUND           FUND
                                                            04/30/01        04/30/01       PROFORMA       PROFORMA
                                                          (HISTORICAL)   (HISTORICAL)    ADJUSTMENTS      COMBINED
                                                          ------------   ------------    -----------      --------
NET INVESTMENT INCOME:
  Income
     Interest Income                                          $   8,188      $  50,858              0      $  59,046
     Dividend Income                                              1,446         11,620              0         13,066
     Fee income                                                      63            426              0            489
                                                              ---------      ---------      ---------      ---------
  Total Income                                                    9,697         62,904              0         72,601
                                                              ---------      ---------      ---------      ---------
EXPENSES:
     Investment advisory and management fees                      2,356         12,943           (720)(a)     14,579
     Transfer agent fees                                              0          3,764            504(a)       4,268
     Distribution fees                                            1,658         13,509           (190)(a)     14,977
     Registration fees                                               78            538            (34)(a)        582
     Custodian fees, gross                                           32             42            (32)(a)         42
     Custodian fees, expense offset                                   0            (11)             0            (11)
     Accounting services                                              0            333             55 (a)        388
     Directors' fees and expenses                                    13             10            (13)(a)         10
     Other                                                           86            391            (24)(a)        453
                                                              ---------      ---------      ---------      ---------
  Total expenses (before reimbursements and waivers)              4,223         31,519           (454)        35,288
      Expense reimbursements                                          0              0              0              0
      Class A distribution fees waived                                0           (442)           (95)(a)       (537)
                                                              ---------      ---------      ---------      ---------
  Total expenses, net                                             4,223         31,077           (549)        34,751
                                                              ---------      ---------      ---------      ---------
NET INVESTMENT INCOME (LOSS)                                      5,474         31,827            549         37,850
                                                              ---------      ---------      ---------      ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain (loss) from investments                        (157)        21,260              0         21,103
  Net change in unrealized appreciation (depreciation) of
     investments                                                (19,137)      (127,439)             0       (146,576)
                                                              ---------      ---------      ---------      ---------
NET LOSS ON INVESTMENTS                                         (19,294)      (106,179)             0       (125,473)
                                                              ---------      ---------      ---------      ---------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $ (13,820)     $ (74,352)     $     549      $ (87,623)
                                                              =========      =========      =========      =========


(a) For further information regarding variations in expense structure, please see accompanying notes to pro forma financial statements.

PROFORMA STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2001 (Unaudited)
FORTIS ADVANTAGE ASSET ALLOCATION
HARTFORD ADVISERS FUND

                                                        ACQUIRED          ACQUIRING
                                                          FUND              FUND
                                                         4/30/01           4/30/01          PROFORMA             PROFORMA
                                                      (HISTORICAL)       (HISTORICAL)      ADJUSTMENTS           COMBINED
                                                      ------------       ------------      -----------           --------
ASSETS
     Investments, at value                           $   257,959         $ 2,178,076                 0        $ 2,436,035
     Cash, receivables and other
      assets                                               1,415              29,475                 0             30,890
     Collateral for securities
      lending transactions                                34,396             383,635                 0            418,031
                                                     -----------         -----------       -----------        -----------
TOTAL ASSETS                                             293,770           2,591,186                 0          2,884,956
                                                     -----------         -----------       -----------        -----------
LIABILITIES
     Payable upon return of
      securities loaned                                   34,396             383,635                 0            418,031
     Payable for investment
      securities purchased                                     0               2,584                 0              2,584
     Redemptions of capital stock                              0               2,300                 0              2,300
     Accounts payable and
      accrued expenses                                       244                 535                 0                779
                                                     -----------         -----------       -----------        -----------
TOTAL LIABILITIES                                         34,641             389,054                 0            423,695
                                                     -----------         -----------       -----------        -----------
NET ASSETS
     Net proceeds of capital stock,
      par value $.01 per share                           249,680           2,210,619                 0          2,460,299
     Unrealized appreciation (depreciation)
      of investments in securities                        10,028              (7,742)                0              2,286
     Undistributed net investment income                     217               3,365                 0              3,582
     Accumulated net realized loss from
      sale of investments                                   (797)             (4,110)                0             (4,907)
                                                     -----------         -----------       -----------        -----------
TOTAL NET ASSETS                                     $   259,129         $ 2,202,132                 0        $ 2,461,261
                                                     ===========         ===========       ===========        ===========


OUTSTANDING SHARES
     Class A                                         11,423,393           65,395,220            42,081 (a)     76,880,694
     Class B                                          1,670,551           42,003,471         2,700,018 (a)     46,374,041
     Class C                                            809,275           28,965,058           (20,219)(a)     30,754,113
     Class H                                          2,750,377                    0        (2,760,977)(a)              0
     Class Y                                                  0            3,960,002                 0 (a)      3,960,002
     Class Z                                            190,818                    0          (190,818)(a)              0
                                                     16,844,414          141,323,751          (219,315)(a)    157,948,861

NET ASSET VALUE
     Class A                                             $15.43               $15.63         0.9872041             $15.63
     Class B                                             $15.30               $15.47         0.9890110             $15.47
     Class C                                             $15.22               $15.61         0.9750160             $15.81
     Class H                                             $15.29                $0.00         0.9883646              $0.00
     Class Y                                              $0.00               $15.80         0.0000000             $15.80
     Class Z                                             $15.42                $0.00         0.9865843              $0.00

(a) Reflects increase (decrease) in shares due to differences in the net asset values of the funds.

Fortis Class H will merge to Hartford Class B, Fortis Class Z will merge to Hartford Class A.

PRO FORMA FOOTNOTES OF MERGER BETWEEN ACQUIRED FUND AND ACQUIRING FUND April 30, 2001 (Unaudited)

1.       GENERAL

The accompanying proforma financial statements are presented to show the effect of the proposed acquisition of Fortis Series Fund, Inc. -- Asset Allocation Portfolio (Acquired Fund) by The Hartford Mutual Funds, Inc. -- Hartford Advisers Fund (Acquiring Fund) as if such acquisition had taken place as of the close of business on April 30, 2000.

Under the terms of the Agreement and Plan of Reorganization, the combination of the Acquired Fund and the Acquiring Fund will be taxed as a tax-free business combination and accordingly will be accounted for by a method of accounting for tax-free mergers of investment companies (sometimes referred to as the pooling without restatement method). The acquisition would be accomplished by an acquisition of the net assets of the Acquired Fund in exchange for shares of the Acquiring Fund at net asset value. The statements of assets and liabilities and the related statements of operations of the Acquired Fund and the Acquiring Fund have been combined as of and for the twelve-month period ended April 30, 2001.

The accompanying pro forma financial statements should be read in conjunction with the financial statements and schedule of investments of the Acquiring Fund, which are included in its semi-annual report dated April 30, 2001.

The following notes refer to the accompanying pro forma financial statements as if the above mentioned acquisition of the Acquired Fund and the Acquiring Fund had taken place as of the close of business on April 30, 2000.

2.       SIGNIFICANT ACCOUNTING POLICIES

The Acquiring Fund is organized under the laws of the State of Maryland, registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

The Acquiring Fund issues multiple class shares. Class A shares are sold with a front-end sales charge of up to 5.50%. Class B shares are sold without a front-end sales charge and may be subject to a contingent deferred sales charge which is assessed on the lesser of the net asset value of the shares at the time of redemption or the original purchase price, and declines from 5.00% to zero depending on the period of time the shares are held, and such shares automatically convert to Class A after eight years. Class C shares are sold with a front-end sales charge of up to 1% and a contingent deferred sales charge of up to 1%. Class Y shares are sold to certain eligible institutional investors without a sales charge. All classes of shares have identical voting, redemption, dividend, liquidation and other rights and the same terms and conditions, except that each class may have different expenses, which may affect performance. Income and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The significant accounting policies followed by the Acquiring Fund are summarized as follows:

SECURITY VALUATION: Investments in securities traded on a national securities exchange (domestic or foreign) or on the NASDAQ National Market System are valued at the last reported sales price. Securities for which over-the-counter market quotations are readily available are valued on the basis of the last current bid price. An outside pricing service may be utilized to provide such valuations. For fixed income securities, the pricing service may employ a matrix system to determine valuations using methods which include consideration of yields or prices of bonds of comparable quality, type of issue, coupon, maturity and rating indications as to value from dealers, and general market conditions. Options are valued at the last sales price. If no sale took place on such day, then options are valued at the mean between the bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by management under supervision of the Board of Directors. Short-term investments, with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME: Security transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date, except that certain dividends for foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund is informed of the dividend in the exercise of reasonable diligence. Interest income and expenses are recorded on the accrual basis. Realized security gains and losses are determined using the identified cost method.

LENDING OF PORTFOLIO SECURITIES: At April 30, 2001, securities were on loan to brokers from the Funds. For collateral, the Funds' custodian received cash, which is maintained in a separate account and invested by the custodian in short-term investment vehicles. The risks to the Funds in security lending transactions are that the borrower may not provide additional collateral when required or return the securities when due and that the proceeds from the sale of investments made with cash collateral received will be less than amounts required to be returned to the borrowers.

JOINT TRADING ACCOUNT: The Acquiring Fund, pursuant to an exemptive order issued by the Securities and Exchange Commission, may transfer uninvested cash balances into a joint trading account (for all Hartford Funds) managed by Wellington Management Company LLP (Wellington). These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

REPURCHASE AGREEMENTS: A repurchase agreement is an agreement by which the seller of a security agrees to repurchase the security sold at a mutually agreed upon time and price. At the time the Acquiring Fund enters into a repurchase agreement, the value of the underlying collateral security (ies), including accrued interest, will be equal to or exceed the value of the repurchase agreement. Securities, which serve to collateralize the repurchase agreement, are held by the Acquiring Fund's custodian in book entry or physical form in the custodial account of the Acquiring Fund. Repurchase agreements are valued at cost plus accrued interest receivable. All repurchase agreements are executed through the Acquiring Fund's custodian, State Street Bank.

FUTURES, OPTIONS ON FUTURES AND OPTIONS TRANSACTIONS: A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. When the Funds enter into such contracts, they are required to deposit with their custodian an amount of "initial margin" of cash, commercial paper or U.S. Treasury Bills. Subsequent payments, called maintenance margin, to and from the broker, are made on a daily basis as the price of the underlying security fluctuates, making the long and short positions in the futures contract more or less valuable (i.e. mark-to-market), which results in an unrealized gain or loss to the Funds. The market value of a traded futures contract is the last sale price. In the absence of a last sale price, the last offering price is used. In the absence of either of these prices, fair value is determined according to procedures established by the Funds' Board of Directors. At any time prior to expiration of the futures contract, the Funds may close the position by taking an opposite position, which would operate to terminate the position in the futures contract. A final determination of the maintenance margin is then made, additional cash is required to be paid by or released to the Funds and the Funds realize a gain or loss. The use of futures contracts involve elements of market and counter party risk, which may exceed the amount recognized in the Statements of Net Assets (Assets and Liabilities). Change in the value of the futures contracts may decrease the effectiveness of a Fund's strategies and potentially result in loss.

The premium paid by a Fund for the purchase of a call or put option is included in the Fund's Statement of Net Assets (Schedule of Investments) as an investment and subsequently "marked-to-market" through net unrealized appreciation (depreciation) of options to reflect the current market value of the option as of the end of the reporting period. If a purchased option expires on its stipulated expiration date, the Fund realizes a loss in the amount of the cost of the option. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. If the Fund exercises a call option, the cost of the security, which the Fund purchases upon exercise, will be increased by the premium originally paid to buy the call.

The Funds may write covered options. "Covered" means that so long as a Fund is obligated as the writer of an option, it will own either the underlying securities or currency or the option to purchase or sell the same underlying securities or currency having the expiration date of the covered option and an exercise price equal to or less than the exercise price of the covered option, or will establish or maintain with it's custodian for the term of the option a "segregated account" consisting of cash or other liquid securities having a value equal to the fluctuating market value of the option securities or currencies. A Fund receives a premium for writing a call or put option, recorded as a component of other liabilities on the Statement of Net Assets (Assets and Liabilities), which increases the Funds' return, recorded as a realized gain, if the option expires unexercised or is closed out at a net profit. Any loss realized from the covered option is offset by the gain realized on the sale of the underlying securities or currency. Covered options, at times before exercise or close out, are marked-to-market through net unrealized appreciation (depreciation) of options. There is a risk of loss from a change in value of such options, which may exceed the related premiums received.

INDEXED SECURITIES: The Acquiring Fund may invest in indexed securities whose values are linked to changes in interest rates, indices, or other underlying instruments. The Acquiring Fund uses these securities to increase or decrease it's exposure to different underlying instruments and to gain exposure to markets that might be difficult to invest through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment and there is a limit to the potential appreciation of the investment.

FEDERAL INCOME TAXES: The Acquiring Fund intends to qualify, under the Internal Revenue Code, as a regulated investment company, and, if so qualified, will not have to pay federal income taxes to the extent that its taxable net income is distributed. On a calendar year basis, the Acquiring Fund intends to distribute substantially all of its net investment income and realized gains, if any, to avoid payment of federal excise taxes. It is the policy of the Funds to pay quarterly distributions from net investment income. The distributions are recorded on the record date and are payable in cash or reinvested in additional shares of the fund at net asset value without any charge to the shareholder.

Net investment income and net realized gains may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may, therefore, differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the fund.

USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from those estimates.

ILLIQUID SECURITIES: Each Fund is permitted to invest up to 15% of its net assets in illiquid securities. "Illiquid Securities" are those that may not be sold or disposed of in the ordinary course of business, at approximately the price used to determine a Fund's net asset value per share. Each Fund may also purchase certain restricted (unregistered) securities, commonly known as Rule 144A securities, that can be resold to institutions and which may be determined to be liquid pursuant to policies and guidelines established by the Fund's Board of Directors.

PAYMENTS TO RELATED PARTIES: Hartford Investment Financial Services Company (HIFSCO), a wholly owned indirect subsidiary of The Hartford Financial Services Group, Inc. (The Hartford), is the investment manager for the Acquiring Fund. As investment manager, HIFSCO has overall investment supervisory responsibility for the Acquiring Fund. In addition, HIFSCO provides administrative personnel, services, equipment and facilities and office space for proper operation of the Acquiring Fund. HIFSCO has contracted with Wellington for the provision of day to day investment management services in accordance with the Fund's investment objective and policies. The Acquiring Fund pays a fee to HIFSCO, a portion of which may be used to compensate Wellington. The Acquiring Fund's investment advisory and management fees are computed at an annual rate of .75% of the first $500 million of average daily net assets, .65% for the next $500 million, and
 .60% for average daily net assets over $1 billion.

In addition to the investment advisory and management fee, Classes A, B and C pay HIFSCO (the Acquiring Fund's principal underwriter) distribution fees equal to .35% of average daily net assets for Class A and 1.00% of average daily net assets for Classes B and C on an annual basis, to be used to compensate those who sell shares of the fund and to pay certain other expenses of selling fund shares. The Class A Rule 12b-1 fee for the Acquiring Fund has been voluntarily capped at .30% through at least February 28, 2002. The cap may be removed at any time thereafter. There is no distribution plan for Class Y Shares.

Allocable expenses incurred by The Hartford Funds (including the Acquiring Fund) are allocated to each Hartford Fund (including the Acquiring Fund) in proportion to the average daily net assets of each Hartford Fund (including the Acquiring
Fund), except where allocation of certain expenses is more fairly made directly to a specific Fund (including the Acquiring Fund) or to specific classes within in a Fund (including the Acquiring Fund). The Hartford has voluntarily agreed to limit the total operating expense of the Class A, B, C and Y shares of the Acquiring Fund, exclusive of taxes, interest, brokerage commissions, certain distribution expenses and extraordinary expenses, until at least February 28, 2002. For Class A the limit is 1.40%, Classes B and C the limit is 2.10% and for Class Y the limit is .95%. The Hartford may terminate such voluntary and temporary fee waivers and expense limitation arrangements at any time after February 28, 2002 without notice.

The Hartford and its subsidiaries provide facilities and office equipment, as well as perform certain other services, including fund accounting and financial reporting to the Acquiring Fund. Certain officers of the Acquiring Fund are directors and/or officers of HIFSCO and/or The Hartford or its subsidiaries. No officer of the Funds receives any compensation directly from the Acquiring Fund.

For the twelve-month period ended April 30, 2001, legal fees and expenses of the Acquired Fund were paid to a law firm of which the secretary of the fund is a partner.

The Acquiring Fund has entered into certain expense offset arrangements with its Custodian bank. The amount of the Acquiring Fund's expense reductions is shown on the accompanying Statement of Operations as custodian fee expense offset.

LINE OF CREDIT: The Acquiring Fund participates in a $500,000,000 committed revolving line of credit facility. The facility is to be used for temporary or emergency purposes. Under the arrangement, the Acquiring Fund is required to own securities having a market value in excess of 300% of the total bank borrowing. The interest rate on the borrowing varies depending on the nature of the loan. The facility also requires a fee to be paid based on the amount of the commitment, which has not been utilized.

3.       PRO FORMA ADJUSTMENTS

The accompanying pro forma financial statements reflect changes in fund shares as if the merger had taken place on April 30, 2001, and adjustments made to expenses for duplicated services that would not have been incurred if the merger had taken place as of the close of business on April 30, 2000.

PROFORMA STATEMENT OF OPERATIONS
For the Year Ended April 30, 2001 (Unaudited)
FORTIS WORLDWIDE GLOBAL GROWTH
HARTFORD GLOBAL LEADERS FUND

                                                                     ACQUIRED        ACQUIRING
                                                                       FUND            FUND
                                                                      04/30/01       04/30/01        PROFORMA           PROFORMA
                                                                    (HISTORICAL)    (HISTORICAL)    ADJUSTMENTS         COMBINED
                                                                    ------------    ------------    -----------         --------
NET INVESTMENT INCOME:
  Income
     Interest Income                                                $   2,602      $   1,862                  0         $   4,464
     Dividend Income                                                      809          5,086                  0             5,895
     Fee income                                                            51            138                  0               189
                                                                    ---------      ---------          ---------         ---------
  Total Income                                                          3,462          7,086                  0            10,548
                                                                    ---------      ---------          ---------         ---------
  EXPENSES:
     Investment advisory and management fees                            1,890          3,862               (426)(a)         5,326
     Transfer agent fees                                                    0            927                358 (a)         1,285
     Distribution fees                                                    833          2,890                141 (a)         3,864
     Registration fees                                                     43            179                (30)(a)           192
     Custodian fees, gross                                                 46            208                (46)(a)           208
     Custodian fees, expense offset                                         0            (45)                 0               (45)
     Accounting services                                                    0             78                 38 (a)           116
     Directors' fees and expenses                                          15              2                (15)(a)             2
     Other                                                                109             92                (84)(a)           117
                                                                    ---------      ---------          ---------         ---------
  TOTAL EXPENSES (before reimbursements and waivers)                    2,937          8,193                (64)           11,066
      Expense reimbursements                                                0              0                  0                 0
      Class A distribution fees waived                                      0           (120)               (70)(a)          (190)
                                                                    ---------      ---------          ---------         ---------
  Total expenses, net                                                   2,937          8,073               (134)           10,876
                                                                    ---------      ---------          ---------         ---------
NET INVESTMENT INCOME (LOSS)                                              525           (987)               134              (328)
                                                                    ---------      ---------          ---------         ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain (loss) from investments & foreign
     currency transactions                                             29,174       (100,009)                 0           (70,835)
  Net change in unrealized appreciation (depreciation)
     from investments and translation of assets &
     liabilities denominated in foreign currency                      (96,669)        10,401                  0           (86,268)
                                                                    ---------      ---------          ---------         ---------
NET LOSS ON INVESTMENTS                                               (67,495)       (89,608)                 0          (157,103)
                                                                    ---------      ---------          ---------         ---------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                ($ 66,970)     ($ 90,595)         $     134         ($157,431)
                                                                    =========      =========          =========         =========

(a) For further information regarding variations in expense structure, please see accompanying notes to pro forma financial statements.

PROFORMA STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2001 ( Unaudited)
FORTIS WORLDWIDE GLOBAL GROWTH
HARTFORD GLOBAL LEADERS FUND

                                                                    ACQUIRED        ACQUIRING
                                                                      FUND            FUND
                                                                     4/30/01         4/30/01            PROFORMA          PROFORMA
                                                                   (HISTORICAL)    (HISTORICAL)        ADJUSTMENTS        COMBINED
                                                                   ------------    ------------        -----------        --------
ASSETS
     Investments , at value                                      $    148,888      $    512,094              0         $    660,982
     Cash, receivables and other assets                                 2,854            12,640              0               15,494
     Collateral for securities lending transactions                    11,808            42,634              0               54,442
     Unrealized appreciation on forward foreign currency
          contracts                                                         1                 0              0                    1
                                                                 ------------      ------------      ---------         ------------

TOTAL ASSETS                                                          163,550           567,368              0              730,918
                                                                 ------------      ------------      ---------         ------------

Liabilities
     Unrealized depreciation on forward foreign currency
          contracts                                                         9                 0              0                    9
     Payable upon return of securities loaned                          11,808            42,634              0               54,442
     Payable for investment securities purchased                        8,542            29,813              0               38,355

     Redemptions of capital stock                                           9             4,623              0                4,632
     Accounts payable and accrued expenses                                149               478              0                  627
                                                                 ------------      ------------      ---------         ------------
TOTAL LIABILITIES                                                      20,516            77,548              0               98,064
                                                                 ------------      ------------      ---------         ------------

NET ASSETS
     Net proceeds of capital stock, par value$.01 per share           102,775           556,892              0              659,667
     Unrealized appreciation (depreciation) of investments
          in securities and translations of assets and
          liabilities denominated in foreign currency                  15,095            22,933              0               38,028
     Undistributed net investment loss                                   (632)             (450)             0               (1,082)
     Accumulated net realized gain (loss) from sale of
          investments and currency                                     25,796           (89,555)             0              (63,759)
                                                                 ------------      ------------      ---------         ------------

TOTAL NET ASSETS                                                 $    143,034      $    489,820              0         $    632,854
                                                                 ============      ============      =========         ============


OUTSTANDING SHARES
     Class A                                                        4,712,634        17,892,091      2,160,540(a)        24,765,265
     Class B                                                          647,582         4,940,349      1,467,688(a)         7,055,619
     Class C                                                          218,678         8,505,478         90,866(a)         8,815,022
     Class H                                                          857,558                 0       (857,558(a)                 0
     Class Y                                                                0           578,944              0(a)           578,944
                                                                    6,436,452        31,916,862      2,861,536(a)        41,214,850
NET ASSET VALUE
     Class A                                                     $      22.54      $      15.46     1.45795602         $      15.46
     Class B                                                     $      21.35      $      15.18     1.40645586         $      15.18
     Class C                                                     $      21.43      $      15.18     1.41172596         $      15.18
     Class H                                                     $      21.35      $       0.00     1.40645586         $       0.00
     Class Y                                                     $       0.00      $      15.66              0         $      15.66

(a) Reflects increase (decrease) in shares due to differences in the net asset values of the funds. Fortis Class H will merge to Hartford Class B.

PRO FORMA FOOTNOTES OF MERGER BETWEEN ACQUIRED FUND AND ACQUIRING FUND April 30, 2001 (Unaudited)

1.       GENERAL

The accompanying proforma financial statements are presented to show the effect of the proposed acquisition of Fortis Series Fund, Inc. - Global Growth Portfolio (Acquired Fund) by The Hartford Mutual Funds, Inc. - Hartford Global Leaders Fund (Acquiring Fund) as if such acquisition had taken place as of the close of business on April 30, 2000.

Under the terms of the Agreement and Plan of Reorganization, the combination of the Acquired Fund and the Acquiring Fund will be taxed as a tax-free business combination and accordingly will be accounted for by a method of accounting for tax-free mergers of investment companies (sometimes referred to as the pooling without restatement method). The acquisition would be accomplished by an acquisition of the net assets of the Acquired Fund in exchange for shares of the Acquiring Fund at net asset value. The statements of assets and liabilities and the related statements of operations of the Acquired Fund and the Acquiring Fund have been combined as of and for the twelve-month period ended April 30, 2001.

The accompanying pro forma financial statements should be read in conjunction with the financial statements and schedule of investments of the Acquiring Fund, which are included in its semi-annual report dated April 30, 2001.

The following notes refer to the accompanying pro forma financial statements as if the above mentioned acquisition of the Acquired Fund and the Acquiring Fund had taken place as of the close of business on April 30, 2000.

2.       SIGNIFICANT ACCOUNTING POLICIES

The Acquiring Fund is organized under the laws of the State of Maryland, registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

The Acquiring Fund issues multiple class shares. Class A shares are sold with a front-end sales charge of up to 5.50%. Class B shares are sold without a front-end sales charge and may be subject to a contingent deferred sales charge which is assessed on the lesser of the net asset value of the shares at the time of redemption or the original purchase price, and declines from 5.00% to zero depending on the period of time the shares are held, and such shares automatically convert to Class A after eight years. Class C shares are sold with a front-end sales charge of up to 1% and a contingent deferred sales charge of up to 1%. Class Y shares are sold to certain eligible institutional investors without a sales charge. All classes of shares have identical voting, redemption, dividend, liquidation and other rights and the same terms and conditions, except that each class may have different expenses, which may affect performance. Income and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The significant accounting policies followed by the Acquiring Fund are summarized as follows:

SECURITY VALUATION: Investments in securities traded on a national securities exchange (domestic or foreign) or on the NASDAQ National Market System are valued at the last reported sales price. Securities for which over-the-counter market quotations are readily available are valued on the basis of the last current bid price. An outside pricing service may be utilized to provide such valuations. Securities quoted in foreign currencies are translated into U.S. dollars at the exchange rates at the end of each business day. Options are valued at the last sales price. If no sale took place on such day, then options are valued at the mean between the bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by management under supervision of the Board of Directors. Short-term investments, with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost.

FOREIGN CURRENCY TRANSACTIONS AND FORWARD CURRENCY CONTRACTS: The accounting records of the Acquiring Fund are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. The Acquiring Fund does not isolate that portion of portfolio security valuation resulting from fluctuations in foreign currency exchange rates on portfolio securities from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements. Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period resulting from changes in the exchange rates.

For the twelve-months ended April 30, 2001 the Funds entered into forward foreign currency exchange contracts that obligate the Funds to repurchase/replace or sell currencies at specified future dates. The Funds enter into forward foreign currency contracts to hedge against adverse fluctuations in exchange rates between currencies. Forward contracts involve elements of market risk in excess of the amount reflected in the Statement of Net Assets (Assets and Liabilities). In addition, risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movement in the value of foreign currencies relative to the U.S. dollar.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME: Security transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date, except that certain dividends for foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund is informed of the dividend in the exercise of reasonable diligence. Interest income and expenses are recorded on the accrual basis. Realized security gains and losses are determined using the identified cost method.

LENDING OF PORTFOLIO SECURITIES: At April 30, 2001, securities were on loan to brokers from the Funds. For collateral, the Funds' custodian received cash, which is maintained in a separate account and invested by the custodian in short-term investment vehicles. The risks to the Funds in security lending transactions are that the borrower may not provide additional collateral when required or return the securities when due and that the proceeds from the sale of investments made with cash collateral received will be less than amounts required to be returned to the borrowers.

JOINT TRADING ACCOUNT: The Acquiring Fund, pursuant to an exemptive order issued by the Securities and Exchange Commission, may transfer uninvested cash balances into a joint trading account (for all Hartford Funds) managed by Wellington Management Company LLP (Wellington). These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

REPURCHASE AGREEMENTS: A repurchase agreement is an agreement by which the seller of a security agrees to repurchase the security sold at a mutually agreed upon time and price. At the time the Acquiring Fund enters into a repurchase agreement, the value of the underlying collateral security (ies), including accrued interest, will be equal to or exceed the value of the repurchase agreement. Securities, which serve to collateralize the repurchase agreement, are held by the Acquiring Fund's custodian in book entry or physical form in the custodial account of the Acquiring Fund. Repurchase agreements are valued at cost plus accrued interest receivable. All repurchase agreements are executed through the Acquiring Fund's custodian, State Street Bank.

FUTURES, OPTIONS ON FUTURES AND OPTIONS TRANSACTIONS: A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. When the Funds enter into such contracts, they are required to deposit with their custodian an amount of "initial margin" of cash, commercial paper or U.S. Treasury Bills. Subsequent payments, called maintenance margin, to and from the broker, are made on a daily basis as the price of the underlying security fluctuates, making the long and short positions in the futures contract more or less valuable (i.e. mark-to-market), which results in an unrealized gain or loss to the Funds. The market value of a traded futures contract is the last sale price. In the absence of a last sale price, the last offering price is used. In the absence of either of these prices, fair value is determined according to procedures established by the Funds' Board of Directors. At any time prior to expiration of the futures contract, the Funds may close the position by taking an opposite position, which would operate to terminate the position in the futures contract. A final determination of the maintenance margin is then made, additional cash is required to be paid by or released to the Funds and the Funds realize a gain or loss. The use of futures contracts involve elements of market and counter party risk, which may exceed the amount recognized in the Statements of Net Assets (Assets and Liabilities). Change in the value of the futures contracts may decrease the effectiveness of a Fund's strategies and potentially result in loss.

The premium paid by a Fund for the purchase of a call or put option is included in the Fund's Statement of Net Assets (Schedule of Investments) as an investment and subsequently "marked-to-market" through net unrealized appreciation (depreciation) of options to reflect the current market value of the option as of the end of the reporting period. If a purchased option expires on its stipulated expiration date, the Fund realizes a loss in the amount of the cost of the option. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. If the Fund exercises a call option, the cost of the security, which the Fund purchases upon exercise, will be increased by the premium originally paid to buy the call.

The Funds may write covered options. "Covered" means that so long as a Fund is obligated as the writer of an option, it will own either the underlying securities or currency or the option to purchase or sell the same underlying securities or currency having the expiration date of the covered option and an exercise price equal to or less than the exercise price of the covered option, or will establish or maintain with it's custodian for the term of the option a "segregated account" consisting of cash or other liquid securities having a value equal to the fluctuating market value of the option securities or currencies. A Fund receives a premium for writing a call or put option, recorded as a component of other liabilities on the Statement of Net Assets (Assets and Liabilities), which increases the Funds' return, recorded as a realized gain, if the option expires unexercised or is closed out at a net profit. Any loss realized from the covered option is offset by the gain realized on the sale of the underlying securities or currency. Covered options, at times before exercise or close out, are marked-to-market through net unrealized appreciation (depreciation) of options. There is a risk of loss from a change in value of such options, which may exceed the related premiums received.

INDEXED SECURITIES: The Acquiring Fund may invest in indexed securities whose values are linked to changes in interest rates, indices, or other underlying instruments. The Acquiring Fund uses these securities to increase or decrease it's exposure to different underlying instruments and to gain exposure to markets that might be difficult to invest through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment and there is a limit to the potential appreciation of the investment.

FEDERAL INCOME TAXES: The Acquiring Fund intends to qualify, under the Internal Revenue Code, as a regulated investment company, and, if so qualified, will not have to pay federal income taxes to the extent that its taxable net income is distributed. On a calendar year basis, the Acquiring Fund intends to distribute substantially all of its net investment income and realized gains, if any, to avoid payment of federal excise taxes. It is the policy of the Funds to pay annual distributions from net investment income. The distributions are recorded on the record date and are payable in cash or reinvested in additional shares of the fund at net asset value without any charge to the shareholder.

Net investment income and net realized gains may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may, therefore, differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the fund.

USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from those estimates.

ILLIQUID SECURITIES: Each Fund is permitted to invest up to 15% of its net assets in illiquid securities. "Illiquid Securities" are those that may not be sold or disposed of in the ordinary course of business, at approximately the price used to determine a Fund's net asset value per share. Each Fund may also purchase certain restricted (unregistered) securities, commonly known as Rule 144A securities, that can be resold to institutions and which may be determined to be liquid pursuant to policies and guidelines established by the Fund's Board of Directors.

PAYMENTS TO RELATED PARTIES: Hartford Investment Financial Services Company (HIFSCO), a wholly owned indirect subsidiary of The Hartford Financial Services Group, Inc. (The Hartford), is the investment manager for the Acquiring Fund. As investment manager, HIFSCO has overall investment supervisory responsibility for the Acquiring Fund. In addition, HIFSCO provides administrative personnel, services, equipment and facilities and office space for proper operation of the Acquiring Fund. HIFSCO has contracted with Wellington for the provision of day to day investment management services in accordance with the Fund's investment objective and policies. The Acquiring Fund pays a fee to HIFSCO, a portion of which may be used to compensate Wellington. The Acquiring Fund's investment advisory and management fees are computed at an annual rate of .85% of the first $500 million of average daily net assets, .75% for the next $500 million, and
 .70% for average daily net assets over $1 billion.

In addition to the investment advisory and management fee, Classes A, B and C pay HIFSCO (the Acquiring Fund's principal underwriter) distribution fees equal to .35% of average daily net assets for Class A and 1.00% of average daily net assets for Classes B and C on an annual basis, to be used to compensate those who sell shares of the fund and to pay certain other expenses of selling fund shares. The Class A Rule 12b-1 fee for the Acquiring Fund has been voluntarily capped at .30% through at least February 28, 2002. The cap may be removed at any time thereafter. There is no distribution plan for Class Y Shares.

Allocable expenses incurred by The Hartford Funds (including the Acquiring Fund) are allocated to each Hartford Fund (including the Acquiring Fund) in proportion to the average daily net assets of each Hartford Fund (including the Acquiring
Fund), except where allocation of certain expenses is more fairly made directly to a specific Fund (including the Acquiring Fund) or to specific classes within in a Fund (including the Acquiring Fund). The Hartford has voluntarily agreed to limit the total operating expense of the Class A, B, C and Y shares of the Acquiring Fund, exclusive of taxes, interest, brokerage commissions, certain distribution expenses and extraordinary expenses, until at least February 28, 2002. For Class A the limit is 1.65%, Classes B and C the limit is 2.35% and for Class Y the limit is 1.20%. The Hartford may terminate such voluntary and temporary fee waivers and expense limitation arrangements at any time after February 28, 2002 without notice.

The Hartford and its subsidiaries provide facilities and office equipment, as well as perform certain other services, including fund accounting and financial reporting to the Acquiring Fund. Certain officers of the Acquiring Fund are directors and/or officers of HIFSCO and/or The Hartford or its subsidiaries. No officer of the Funds receives any compensation directly from the Acquiring Fund.

For the twelve-month period ended April 30, 2001, legal fees and expenses of the Acquired Fund were paid to a law firm of which the secretary of the fund is a partner.

The Acquiring Fund has entered into certain expense offset arrangements with its Custodian bank. The amount of the Acquiring Fund's expense reductions is shown on the accompanying Statement of Operations as custodian fee expense offset.

LINE OF CREDIT: The Acquiring Fund participates in a $500,000,000 committed revolving line of credit facility. The facility is to be used for temporary or emergency purposes. Under the arrangement, the Acquiring Fund is required to own securities having a market value in excess of 300% of the total bank borrowing. The interest rate on the borrowing varies depending on the nature of the loan. The facility also requires a fee to be paid based on the amount of the commitment, which has not been utilized.

3.       PRO FORMA ADJUSTMENTS

The accompanying pro forma financial statements reflect changes in fund shares as if the merger had taken place on April 30, 2001, and adjustments made to expenses for duplicated services that would not have been incurred if the merger had taken place as of the close of business on April 30, 2000.

PROFORMA STATEMENT OF OPERATIONS
For the Year Ended April 30, 2001 (Unaudited)
FORTIS GROWTH & INCOME
HARTFORD GROWTH AND INCOME FUND

                                                                          Acquired      Acquiring
                                                                            Fund          Fund
                                                                           04/30/01      04/30/01       Proforma      Proforma
                                                                         (Historical)   (Historical)   Adjustments    Combined
                                                                         ------------   ------------   -----------    --------
NET INVESTMENT INCOME:
  Income
     Interest Income                                                      $    209      $    571             0      $    780
     Dividend Income                                                           587         3,021             0         3,608
     Fee income                                                                  5            27             0            32
                                                                          --------      --------          ----      --------

  TOTAL INCOME                                                                 800         3,619             0         4,419
                                                                          --------      --------          ----      --------

  EXPENSES:
     Investment advisory and management fees                                   417         2,299           (83)(a)     2,633
     Transfer agent fees                                                         0           505            79(a)        584
     Distribution fees                                                         233         1,652            25(a)      1,910
     Registration fees                                                          40           110           (28)(a)       122
     Custodian fees, gross                                                      11            16           (11)(a)        16
     Custodian fees, expense offset                                              0            (1)            0            (1)
     Accounting services                                                         0            48             8 (a)        56
     Directors' fees and expenses                                                8             2            (8)(a)         2
     Other                                                                      25            61           (16)(a)        70
                                                                          --------      --------          ----      --------

  Total expenses (before reimbursements and waivers)                           733         4,692           (34)        5,391
      Expense reimbursements                                                     0             0             0             0
      Class A distribution fees waived                                           0           (94)          (12)(a)      (106)
                                                                          --------      --------          ----      --------

  Total expenses, net                                                          733         4,598           (46)        5,285
                                                                          --------      --------          ----      --------

NET INVESTMENT INCOME (LOSS)                                                    67          (979)           34          (972)
                                                                          --------      --------          ----      --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain/loss from investments and option & futures contracts     2,572       (10,794)            0        (8,222)
  Net change in unrealized appreciation (depreciation) of
     investments in securities & futures contracts                          (2,597)      (14,518)            0       (17,115)
                                                                          --------      --------          ----      --------

NET LOSS ON INVESTMENTS                                                        (25)      (25,312)            0       (25,337)
                                                                          --------      --------          ----      --------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                      $     42      ($26,291)     $     34      ($26,309)
                                                                          ========      ========      ========      ========



(a) For further information regarding variations in expense structure, please see accompanying notes to pro forma financial statements.


PROFORMA STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2001 ( Unaudited)
FORTIS GROWTH & INCOME
HARTFORD GROWTH AND INCOME FUND

                                                                     Acquired       Acquiring
                                                                       Fund           Fund
                                                                      4/30/01        4/30/01             Proforma         Proforma
                                                                    (Historical)   (Historical)        Adjustments        Combined
                                                                    ------------   ------------        -----------        --------
ASSETS
     Investments, at value                                        $   41,166        $    355,913               0      $    397,079
     Cash, receivables and other assets                                   87               2,475               0             2,562
     Collateral for securities lending transactions                        0              27,486               0            27,486
                                                                  ----------        ------------         -------      ------------
TOTAL ASSETS                                                          41,253             385,874               0           427,127
                                                                  ----------        ------------         -------      ------------

LIABILITIES
     Payable upon return of securities loaned                              0              27,486               0            27,486
     Payable for investment securities purchased                         108                 947               0             1,055
     Redemptions of capital stock                                          3                 239               0               242
     Accounts payable and accrued expenses                                53                 133               0               186
                                                                  ----------        ------------         -------      ------------
TOTAL LIABILITIES                                                        163              28,805               0            28,968
                                                                  ----------        ------------         -------      ------------

NET ASSETS
     Net proceeds of capital stock, par value
          $.01 per share                                              34,375             380,889               0           415,264
     Unrealized appreciation (depreciation) of investments
          in securities and futures contracts                          3,979              (5,961)              0            (1,982)
     Undistributed net investment income (loss)                           18                (574)              0              (556)
     Accumulated net realized gain (loss) from sale of
          investments                                                  2,717             (17,285)              0           (14,568)
                                                                  ----------        ------------         -------      ------------
TOTAL NET ASSETS                                                  $   41,090        $    357,069               0      $    398,159
                                                                  ==========        ============         =======      ============




OUTSTANDING SHARES
     Class A                                                       1,608,536          19,993,425         412,839(a)     22,014,799
     Class B                                                         538,371           3,946,923         679,192(a)      5,164,486
     Class C                                                         163,228           5,843,893          43,476(a)      6,050,598
     Class H                                                         422,487                   0        (422,487)(a)             0
     Class Y                                                               0              39,377               0(a)         39,377
                                                                   2,732,622          29,823,617         713,020        33,269,259

NET ASSET VALUE
     Class A                                                      $    15.11         $     12.05      1.25394191      $      12.05
     Class B                                                      $    14.94         $     11.80      1.26610169      $      11.80
     Class C                                                      $    14.94         $     11.81      1.26502964      $      11.81
     Class H                                                      $    14.94         $      0.00      1.26610169      $       0.00
     Class Y                                                      $     0.00         $     12.22      0.00000000      $      12.22

(a) Reflects increase (decrease) in shares due to differences in the net asset values of the funds. Fortis Class H will merge to Hartford Class B.

PRO FORMA FOOTNOTES OF MERGER BETWEEN ACQUIRED FUND AND ACQUIRING FUND April 30, 2001 (Unaudited)

1.       GENERAL

The accompanying proforma financial statements are presented to show the effect of the proposed acquisition of Fortis Series Fund, Inc. - Growth and Income Fund (Acquired Fund) by The Hartford Mutual Funds, Inc. - Hartford Growth and Income Fund (Acquiring Fund) as if such acquisition had taken place as of the close of business on April 30, 2000.

Under the terms of the Agreement and Plan of Reorganization, the combination of the Acquired Fund and the Acquiring Fund will be taxed as a tax-free business combination and accordingly will be accounted for by a method of accounting for tax-free mergers of investment companies (sometimes referred to as the pooling without restatement method). The acquisition would be accomplished by an acquisition of the net assets of the Acquired Fund in exchange for shares of the Acquiring Fund at net asset value. The statements of assets and liabilities and the related statements of operations of the Acquired Fund and the Acquiring Fund have been combined as of and for the twelve-month period ended April 30, 2001.

The accompanying pro forma financial statements should be read in conjunction with the financial statements and schedule of investments of the Acquiring Fund, which are included in its semi-annual report dated April 30, 2001.

The following notes refer to the accompanying pro forma financial statements as if the above mentioned acquisition of the Acquired Fund and the Acquiring Fund had taken place as of the close of business on April 30, 2000.

2.       SIGNIFICANT ACCOUNTING POLICIES

The Acquiring Fund is organized under the laws of the State of Maryland, registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

The Acquiring Fund issues multiple class shares. Class A shares are sold with a front-end sales charge of up to 5.50%. Class B shares are sold without a front-end sales charge and may be subject to a contingent deferred sales charge which is assessed on the lesser of the net asset value of the shares at the time of redemption or the original purchase price, and declines from 5.00% to zero depending on the period of time the shares are held, and such shares automatically convert to Class A after eight years. Class C shares are sold with a front-end sales charge of up to 1% and a contingent deferred sales charge of up to 1%. Class Y shares are sold to certain eligible institutional investors without a sales charge. All classes of shares have identical voting, redemption, dividend, liquidation and other rights and the same terms and conditions, except that each class may have different expenses, which may affect performance. Income and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The significant accounting policies followed by the Acquiring Fund are summarized as follows:

SECURITY VALUATION: Investments in securities traded on a national securities exchange (domestic or foreign) or on the NASDAQ National Market System are valued at the last reported sales price. Securities for which over-the-counter market quotations are readily available are valued on the basis of the last current bid price. An outside pricing service may be utilized to provide such valuations. Options are valued at the last sales price. If no sale took place on such day, then options are valued at the mean between the bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by management under supervision of the Board of Directors. Short-term investments, with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME: Security transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date, except that certain dividends for foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund is informed of the dividend in the exercise of reasonable diligence. Interest income and expenses are recorded on the accrual basis. Realized security gains and losses are determined using the identified cost method.

LENDING OF PORTFOLIO SECURITIES: At April 30, 2001, securities were on loan to brokers from the Funds. For collateral, the Funds' custodian received cash, which is maintained in a separate account and invested by the custodian in short-term investment vehicles. The risks to the Funds in security lending transactions are that the borrower may not provide additional collateral when required or return the securities when due and that the proceeds from the sale of investments made with cash collateral received will be less than amounts required to be returned to the borrowers.

JOINT TRADING ACCOUNT: The Acquiring Fund, pursuant to an exemptive order issued by the Securities and Exchange Commission, may transfer uninvested cash balances into a joint trading account (for all Hartford Funds) managed by Wellington Management Company LLP (Wellington). These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

REPURCHASE AGREEMENTS: A repurchase agreement is an agreement by which the seller of a security agrees to repurchase the security sold at a mutually agreed upon time and price. At the time the Acquiring Fund enters into a repurchase agreement, the value of the underlying collateral security (ies), including accrued interest, will be equal to or exceed the value of the repurchase agreement. Securities, which serve to collateralize the repurchase agreement, are held by the Acquiring Fund's custodian in book entry or physical form in the custodial account of the Acquiring Fund. Repurchase agreements are valued at cost plus accrued interest receivable. All repurchase agreements are executed through the Acquiring Fund's custodian, State Street Bank.

FUTURES, OPTIONS ON FUTURES AND OPTIONS TRANSACTIONS: A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. When the Funds enter into such contracts, they are required to deposit with their custodian an amount of "initial margin" of cash, commercial paper or U.S. Treasury Bills. Subsequent payments, called maintenance margin, to and from the broker, are made on a daily basis as the price of the underlying security fluctuates, making the long and short positions in the futures contract more or less valuable (i.e. mark-to-market), which results in an unrealized gain or loss to the Funds. The market value of a traded futures contract is the last sale price. In the absence of a last sale price, the last offering price is used. In the absence of either of these prices, fair value is determined according to procedures established by the Funds' Board of Directors. At any time prior to expiration of the futures contract, the Funds may close the position by taking an opposite position, which would operate to terminate the position in the futures contract. A final determination of the maintenance margin is then made, additional cash is required to be paid by or released to the Funds and the Funds realize a gain or loss. The use of futures contracts involve elements of market and counter party risk, which may exceed the amount recognized in the Statements of Net Assets (Assets and Liabilities). Change in the value of the futures contracts may decrease the effectiveness of a Fund's strategies and potentially result in loss.

The premium paid by a Fund for the purchase of a call or put option is included in the Fund's Statement of Net Assets (Schedule of Investments) as an investment and subsequently "marked-to-market" through net unrealized appreciation (depreciation) of options to reflect the current market value of the option as of the end of the reporting period. If a purchased option expires on its stipulated expiration date, the Fund realizes a loss in the amount of the cost of the option. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. If the Fund exercises a call option, the cost of the security, which the Fund purchases upon exercise, will be increased by the premium originally paid to buy the call.

The Funds may write covered options. "Covered" means that so long as a Fund is obligated as the writer of an option, it will own either the underlying securities or currency or the option to purchase or sell the same underlying securities or currency having the expiration date of the covered option and an exercise price equal to or less than the exercise price of the covered option, or will establish or maintain with it's custodian for the term of the option a "segregated account" consisting of cash or other liquid securities having a value equal to the fluctuating market value of the option securities or currencies. A Fund receives a premium for writing a call or put option, recorded as a component of other liabilities on the Statement of Net Assets (Assets and Liabilities), which increases the Funds' return, recorded as a realized gain, if the option expires unexercised or is closed out at a net profit. Any loss realized from the covered option is offset by the gain realized on the sale of the underlying securities or currency. Covered options, at times before exercise or close out, are marked-to-market through net unrealized appreciation (depreciation) of options. There is a risk of loss from a change in value of such options, which may exceed the related premiums received.

INDEXED SECURITIES: The Acquiring Fund may invest in indexed securities whose values are linked to changes in interest rates, indices, or other underlying instruments. The Acquiring Fund uses these securities to increase or decrease it's exposure to different underlying instruments and to gain exposure to markets that might be difficult to invest through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment and there is a limit to the potential appreciation of the investment.

FEDERAL INCOME TAXES: The Acquiring Fund intends to qualify, under the Internal Revenue Code, as a regulated investment company, and, if so qualified, will not have to pay federal income taxes to the extent that its taxable net income is distributed. On a calendar year basis, the Acquiring Fund intends to distribute substantially all of its net investment income and realized gains, if any, to avoid payment of federal excise taxes. It is the policy of the Funds to pay quarterly distributions from net investment income. The distributions are recorded on the record date and are payable in cash or reinvested in additional shares of the fund at net asset value without any charge to the shareholder.

Net investment income and net realized gains may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may, therefore, differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the fund.

USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from those estimates.

ILLIQUID SECURITIES: Each Fund is permitted to invest up to 15% of its net assets in illiquid securities. "Illiquid Securities" are those that may not be sold or disposed of in the ordinary course of business, at approximately the price used to determine a Fund's net asset value per share. Each Fund may also purchase certain restricted (unregistered) securities, commonly known as Rule 144A securities, that can be resold to institutions and which may be determined to be liquid pursuant to policies and guidelines established by the Fund's Board of Directors.

PAYMENTS TO RELATED PARTIES: Hartford Investment Financial Services Company (HIFSCO), a wholly owned indirect subsidiary of The Hartford Financial Services Group, Inc. (The Hartford), is the investment manager for the Acquiring Fund. As investment manager, HIFSCO has overall investment supervisory responsibility for the Acquiring Fund. In addition, HIFSCO provides administrative personnel, services, equipment and facilities and office space for proper operation of the Acquiring Fund. HIFSCO has contracted with Wellington for the provision of day to day investment management services in accordance with the Fund's investment objective and policies. The Acquiring Fund pays a fee to HIFSCO, a portion of which may be used to compensate Wellington. The Acquiring Fund's investment advisory and management fees are computed at an annual rate of .80% of the first $500 million of average daily net assets, .70% for the next $500 million, and
 .65% for average daily net assets over $1 billion.

In addition to the investment advisory and management fee, Classes A, B and C pay HIFSCO (the Acquiring Fund's principal underwriter) distribution fees equal to .35% of average daily net assets for Class A and 1.00% of average daily net assets for Classes B and C on an annual basis, to be used to compensate those who sell shares of the fund and to pay certain other expenses of selling fund shares. The Class A Rule 12b-1 fee for the Acquiring Fund has been voluntarily capped at

 .30% through at least February 28, 2002. The cap may be removed at any time thereafter. There is no distribution plan for Class Y Shares.

Allocable expenses incurred by The Hartford Funds (including the Acquiring Fund) are allocated to each Hartford Fund (including the Acquiring Fund) in proportion to the average daily net assets of each Hartford Fund (including the Acquiring
Fund), except where allocation of certain expenses is more fairly made directly to a specific Fund (including the Acquiring Fund) or to specific classes within in a Fund (including the Acquiring Fund). The Hartford has voluntarily agreed to limit the total operating expense of the Class A, B, C and Y shares of the Acquiring Fund, exclusive of taxes, interest, brokerage commissions, certain distribution expenses and extraordinary expenses, until at least February 28, 2002. For Class A the limit is 1.45%, Classes B and C the limit is 2.15% and for Class Y the limit is 1.00%. The Hartford may terminate such voluntary and temporary fee waivers and expense limitation arrangements at any time after February 28, 2002 without notice.

The Hartford and its subsidiaries provide facilities and office equipment, as well as perform certain other services, including fund accounting and financial reporting to the Acquiring Fund. Certain officers of the Acquiring Fund are directors and/or officers of HIFSCO and/or The Hartford or its subsidiaries. No officer of the Funds receives any compensation directly from the Acquiring Fund.

For the twelve-month period ended April 30, 2001, legal fees and expenses of the Acquired Fund were paid to a law firm of which the secretary of the fund is a partner.

The Acquiring Fund has entered into certain expense offset arrangements with its Custodian bank. The amount of the Acquiring Fund's expense reductions is shown on the accompanying Statement of Operations as custodian fee expense offset.

LINE OF CREDIT: The Acquiring Fund participates in a $500,000,000 committed revolving line of credit facility. The facility is to be used for temporary or emergency purposes. Under the arrangement, the Acquiring Fund is required to own securities having a market value in excess of 300% of the total bank borrowing. The interest rate on the borrowing varies depending on the nature of the loan. The facility also requires a fee to be paid based on the amount of the commitment, which has not been utilized.

3.       PRO FORMA ADJUSTMENTS

The accompanying pro forma financial statements reflect changes in fund shares as if the merger had taken place on April 30, 2001, and adjustments made to expenses for duplicated services that would not have been incurred if the merger had taken place as of the close of business on April 30, 2000.

PROFORMA STATEMENT OF OPERATIONS
For the Year Ended April 30, 2001 (Unaudited)
FORTIS ADVANTAGE HIGH YIELD
HARTFORD HIGH YIELD FUND

                                                                                 ACQUIRED     ACQUIRING
                                                                                   FUND          FUND
                                                                                 04/30/01      04/30/01     PROFORMA     PROFORMA
                                                                               (HISTORICAL)  (HISTORICAL)  ADJUSTMENTS   COMBINED
                                                                               ------------  ------------  -----------   --------
NET INVESTMENT INCOME:
  Income
     Interest Income                                                             $ 14,343    $ 4,683          0          $19,026
     Dividend Income                                                                  146         56          0              202
     Fee income                                                                         0          1          0                1
                                                                                 ---------   -------      ------        ---------
  Total income                                                                     14,489      4,740          0           19,229
                                                                                 ---------   -------      ------        ---------
  Expenses:
     Investment advisory and management fees                                          967        354         15  (a)       1,336
     Transfer agent fees                                                                0         78        208  (a)         286
     Distribution fees                                                                795        285          0  (a)       1,080
     Registration fees                                                                 36         17        (28) (a)          25
     Custodian fees, gross                                                             11          6        (11) (a)           6
     Custodian fees, expense offset                                                     0         (4)         0               (4)
     Accounting services                                                                0          8         26  (a)          34
     Directors' fees and expenses                                                       1          0         (1) (a)           0
     Other                                                                             63         10        (29) (a)          44
                                                                                 ---------   -------      ------        ---------
  Total expenses (before reimbursements and waivers)                                1,872        754        180            2,806
      Expense reimbursements                                                            0          0          0                0
      Class A distribution fees waived                                                  0        (12)       (40) (a)         (52)
                                                                                 ---------   -------      ------        ---------
  Total expenses, net                                                               1,872        742        140            2,754
                                                                                 ---------   -------      ------        ---------

NET INVESTMENT INCOME (LOSS)                                                       12,617      3,998       (140)          16,475
                                                                                 ---------   -------      ------        ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized loss from investments & foreign currency transactions              (17,524)    (1,257)         0          (18,781)
  Net change in unrealized appreciation (depreciation) from investments and
     translation of assets & liabilities denominated in foreign currency            2,847       (939)         0            1,908
                                                                                 ---------   -------      ------        ---------
NET LOSS ON INVESTMENTS                                                           (14,676)    (2,196)         0          (16,872)
                                                                                 ---------   -------      ------        ---------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                             $ (2,059)   $ 1,802      $(140)        $   (397)
                                                                                 =========   =======      ======        =========


(a) For further information regarding variations in expense structure, please see accompanying notes to pro forma financial statements.


PROFORMA STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2001 (Unaudited)
FORTIS ADVANTAGE HIGH YIELD
HARTFORD HIGH YIELD FUND

                                                                 ACQUIRED       ACQUIRING
                                                                   FUND           FUND
                                                                  4/30/01        4/30/01       PROFORMA        PROFORMA
                                                                (HISTORICAL)   (HISTORICAL)   ADJUSTMENTS      COMBINED
                                                                ------------   ------------   -----------      --------
ASSETS
     Investments, at value                                      $  118,041     $  69,386              0        $  187,427
     Cash, receivables and other assets                              2,798         2,949              0             5,747
                                                                ----------     ---------     ----------        ----------

TOTAL ASSETS                                                       120,839        72,335              0           193,174
                                                                ----------     ---------     ----------        ----------

LIABILITIES
     Income distribution payable                                       333             0              0               333
     Payable for investment securities purchased                     1,801           824              0             2,625
     Redemptions of capital stock                                       19           123              0               142
     Accounts payable and accrued expenses                             121             7              0               128
                                                                ----------     ---------     ----------        ----------

TOTAL LIABILITIES                                                    2,274           954              0             3,228
                                                                ----------     ---------     ----------        ----------

NET ASSETS
     Net proceeds of capital stock, par value $.01 per share       188,915        76,339              0           265,254
     Unrealized appreciation (depreciation) of investments in
        securities and translation of assets and liabilities
        denominated in foreign currency                            (12,738)       (2,935)             0           (15,673)
     Undistributed net investment income (loss)                       (119)           62              0               (57)
     Accumulated net realized loss from sale of investments        (57,493)       (2,085)             0           (59,578)
                                                                ----------     ---------     ----------        ----------

TOTAL NET ASSETS                                                $  118,564     $  71,381              0        $  189,945
                                                                ==========     =========     ==========        ==========
OUTSTANDING SHARES
     Class A                                                    13,213,841     3,759,027     (5,138,766) (a)   11,834,102
     Class B                                                     2,246,877     1,541,245      2,397,796  (a)    6,185,917
     Class C                                                       615,983     2,158,033       (240,346) (a)    2,533,669
     Class H                                                     5,329,967             0     (5,329,967) (a)            0
     Class Y                                                             0       426,670              0  (a)      426,670
                                                                21,406,667     7,884,975     (8,311,284) (a)   20,980,358
NET ASSET VALUE
     Class A                                                         $5.54         $9.06     0.61147903             $9.06
     Class B                                                         $5.54         $9.04     0.61283186             $9.04
     Class C                                                         $5.53         $9.05     0.61104972             $9.05
     Class H                                                         $5.54         $0.00     0.61283186             $0.00
     Class Y                                                         $0.00         $9.09     0.00000000             $9.09

(a) Reflects increase (decrease) in shares due to differences in the net asset value of the funds. Fortis Class H will merge to Hartford Class B.

PRO FORMA FOOTNOTES OF MERGER BETWEEN ACQUIRED FUND AND ACQUIRING FUND April 30, 2001 (Unaudited)

1.       GENERAL

The accompanying proforma financial statements are presented to show the effect of the proposed acquisition of Fortis Series Fund, Inc. -- High Yield Portfolio (Acquired Fund) by The Hartford Mutual Funds, Inc. -- Hartford High Yield Fund (Acquiring Fund) as if such acquisition had taken place as of the close of business on April 30, 2000.

Under the terms of the Agreement and Plan of Reorganization, the combination of the Acquired Fund and the Acquiring Fund will be taxed as a tax-free business combination and accordingly will be accounted for by a method of accounting for tax-free mergers of investment companies (sometimes referred to as the pooling without restatement method). The acquisition would be accomplished by an acquisition of the net assets of the Acquired Fund in exchange for shares of the Acquiring Fund at net asset value. The statements of assets and liabilities and the related statements of operations of the Acquired Fund and the Acquiring Fund have been combined as of and for the twelve-month period ended April 30, 2001.

The accompanying pro forma financial statements should be read in conjunction with the financial statements and schedule of investments of the Acquiring Fund, which are included in its semi-annual report dated April 30, 2001.

The following notes refer to the accompanying pro forma financial statements as if the above mentioned acquisition of the Acquired Fund and the Acquiring Fund had taken place as of the close of business on April 30, 2000.

2.       SIGNIFICANT ACCOUNTING POLICIES

The Acquiring Fund is organized under the laws of the State of Maryland, registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

The Acquiring Fund issues multiple class shares. Class A shares are sold with a front-end sales charge of up to 5.50%. Class B shares are sold without a front-end sales charge and may be subject to a contingent deferred sales charge which is assessed on the lesser of the net asset value of the shares at the time of redemption or the original purchase price, and declines from 5.00% to zero depending on the period of time the shares are held, and such shares automatically convert to Class A after eight years. Class C shares are sold with a front-end sales charge of up to 1% and a contingent deferred sales charge of up to 1%. Class Y shares are sold to certain eligible institutional investors without a sales charge. All classes of shares have identical voting, redemption, dividend, liquidation and other rights and the same terms and conditions, except that each class may have different expenses, which may affect performance. Income and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The significant accounting policies followed by the Acquiring Fund are summarized as follows:

SECURITY VALUATION: Investments in securities traded on a national securities exchange (domestic or foreign) or on the NASDAQ National Market System are valued at the last reported sales price. Securities for which over-the-counter market quotations are readily available are valued on the basis of the last current bid price. An outside pricing service may be utilized to provide such valuations. For fixed income securities, the pricing service may employ a matrix system to determine valuations using methods which include consideration of yields or prices of bonds of comparable quality, type of issue, coupon, maturity and rating indications as to value from dealers, and general market conditions. Options are valued at the last sales price. If no sale took place on such day, then options are valued at the mean between the bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by management under supervision of the Board of Directors. Short-term investments, with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME: Security transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date, except that certain dividends for foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund is informed of the dividend in the exercise of reasonable diligence. Interest income and expenses are recorded on the accrual basis. Realized security gains and losses are determined using the identified cost method.

LENDING OF PORTFOLIO SECURITIES: At April 30, 2001, securities were on loan to brokers from the Funds. For collateral, the Funds' custodian received cash, which is maintained in a separate account and invested by the custodian in short-term investment vehicles. The risks to the Funds in security lending transactions are that the borrower may not provide additional collateral when required or return the securities when due and that the proceeds from the sale of investments made with cash collateral received will be less than amounts required to be returned to the borrowers.

JOINT TRADING ACCOUNT: The Acquiring Fund, pursuant to an exemptive order issued by the Securities and Exchange Commission, may transfer uninvested cash balances into a joint trading account (for all Hartford Funds) managed by The Hartford Investment Management Company (HIMCO). These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

REPURCHASE AGREEMENTS: A repurchase agreement is an agreement by which the seller of a security agrees to repurchase the security sold at a mutually agreed upon time and price. At the time the Acquiring Fund enters into a repurchase agreement, the value of the underlying collateral security (ies), including accrued interest, will be equal to or exceed the value of the repurchase agreement. Securities, which serve to collateralize the repurchase agreement, are held by the Acquiring Fund's custodian in book entry or physical form in the custodial account of the Acquiring Fund. Repurchase agreements are valued at cost plus accrued interest receivable. All repurchase agreements are executed through the Acquiring Fund's custodian, State Street Bank.

FUTURES, OPTIONS ON FUTURES AND OPTIONS TRANSACTIONS: A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. When the Funds enter into such contracts, they are required to deposit with their custodian an amount of "initial margin" of cash, commercial paper or U.S. Treasury Bills. Subsequent payments, called maintenance margin, to and from the broker, are made on a daily basis as the price of the underlying security fluctuates, making the long and short positions in the futures contract more or less valuable (i.e. mark-to-market), which results in an unrealized gain or loss to the Funds. The market value of a traded futures contract is the last sale price. In the absence of a last sale price, the last offering price is used. In the absence of either of these prices, fair value is determined according to procedures established by the Funds' Board of Directors. At any time prior to expiration of the futures contract, the Funds may close the position by taking an opposite position, which would operate to terminate the position in the futures contract. A final determination of the maintenance margin is then made, additional cash is required to be paid by or released to the Funds and the Funds realize a gain or loss. The use of futures contracts involve elements of market and counter party risk, which may exceed the amount recognized in the Statements of Net Assets (Assets and Liabilities). Change in the value of the futures contracts may decrease the effectiveness of a Fund's strategies and potentially result in loss.

The premium paid by a Fund for the purchase of a call or put option is included in the Fund's Statement of Net Assets (Schedule of Investments) as an investment and subsequently "marked-to-market" through net unrealized appreciation (depreciation) of options to reflect the current market value of the option as of the end of the reporting period. If a purchased option expires on its stipulated expiration date, the Fund realizes a loss in the amount of the cost of the option. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. If the Fund exercises a call option, the cost of the security, which the Fund purchases upon exercise, will be increased by the premium originally paid to buy the call.

The Funds may write covered options. "Covered" means that so long as a Fund is obligated as the writer of an option, it will own either the underlying securities or currency or the option to purchase or sell the same underlying securities or currency having the expiration date of the covered option and an exercise price equal to or less than the exercise price of the covered option, or will establish or maintain with it's custodian for the term of the option a "segregated account" consisting of cash or other liquid securities having a value equal to the fluctuating market value of the option securities or currencies. A Fund receives a premium for writing a call or put option, recorded as a component of other liabilities on the Statement of Net Assets (Assets and Liabilities), which increases the Funds' return, recorded as a realized gain, if the option expires unexercised or is closed out at a net profit. Any loss realized from the covered option is offset by the gain realized on the sale of the underlying securities or currency. Covered options, at times before exercise or close out, are marked-to-market through net unrealized appreciation (depreciation) of options. There is a risk of loss from a change in value of such options, which may exceed the related premiums received.

INDEXED SECURITIES: The Acquiring Fund may invest in indexed securities whose values are linked to changes in interest rates, indices, or other underlying instruments. The Acquiring Fund uses these securities to increase or decrease it's exposure to different underlying instruments and to gain exposure to markets that might be difficult to invest through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment and there is a limit to the potential appreciation of the investment.

FEDERAL INCOME TAXES: The Acquiring Fund intends to qualify, under the Internal Revenue Code, as a regulated investment company, and, if so qualified, will not have to pay federal income taxes to the extent that its taxable net income is distributed. On a calendar year basis, the Acquiring Fund intends to distribute substantially all of its net investment income and realized gains, if any, to avoid payment of federal excise taxes. It is the policy of the Fund to pay monthly distributions from net investment income. The distributions are recorded on the record date and are payable in cash or reinvested in additional shares of the fund at net asset value without any charge to the shareholder.

Net investment income and net realized gains may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may, therefore, differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the fund.

As of October 31, 2000 the Acquiring Fund had a capital loss carryforward for U.S. federal tax purposes of approximately $1,761,000 expiring in 2007 and 2008.

USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from those estimates.

ILLIQUID SECURITIES: Each Fund is permitted to invest up to 15% of its net assets in illiquid securities. "Illiquid Securities" are those that may not be sold or disposed of in the ordinary course of business, at approximately the price used to determine a Fund's net asset value per share. Each Fund may also purchase certain restricted (unregistered) securities, commonly known as Rule 144A securities, that can be resold to institutions and which may be determined to be liquid pursuant to policies and guidelines established by the Fund's Board of Directors.

PAYMENTS TO RELATED PARTIES: Hartford Investment Financial Services Company (HIFSCO), a wholly owned indirect subsidiary of The Hartford Financial Services Group, Inc. (The Hartford), is the investment manager for the Acquiring Fund. As investment manager, HIFSCO has overall investment supervisory responsibility for the Acquiring Fund. In addition, HIFSCO provides administrative personnel, services, equipment and facilities and office space for proper operation of the Acquiring Fund. HIFSCO has contracted with HIMCO for the provision of day to day investment management services in accordance with the Fund's investment objective and policies. The Acquiring Fund pays a fee to HIFSCO, a portion of which may be used to compensate HIMCO. The Acquiring Fund's investment advisory and management fees are computed at an annual rate of .75% of the first $500 million of average daily net assets, .65% for the next $500 million, and .60% for average daily net assets over $1 billion.

In addition to the investment advisory and management fee, Classes A, B and C pay HIFSCO (the Acquiring Fund's principal underwriter) distribution fees equal to .35% of average daily net assets for Class A and 1.00% of average daily net assets for Classes B and C on an annual basis, to be used to compensate those who sell shares of the fund and to pay certain other expenses of selling fund shares. The Class A Rule 12b-1 fee for the Acquiring Fund has been voluntarily capped at .30% through at least February 28, 2002. The cap may be removed at any time thereafter. There is no distribution plan for Class Y Shares.

Allocable expenses incurred by The Hartford Funds (including the Acquiring Fund) are allocated to each Hartford Fund (including the Acquiring Fund) in proportion to the average daily net assets of each Hartford Fund (including the Acquiring
Fund), except where allocation of certain expenses is more fairly made directly to a specific Fund (including the Acquiring Fund) or to specific classes within in a Fund (including the Acquiring Fund). The Hartford has voluntarily agreed to limit the total operating expense of the Class A, B, C and Y shares of the Acquiring Fund, exclusive of taxes, interest, brokerage commissions, certain distribution expenses and extraordinary expenses, until at least February 28, 2002. For Class A the limit is 1.40%, Classes B and C the limit is 2.10% and for Class Y the limit is .95%. The Hartford may terminate such voluntary and temporary fee waivers and expense limitation arrangements at any time after February 28, 2002 without notice.

The Hartford and its subsidiaries provide facilities and office equipment, as well as perform certain other services, including fund accounting and financial reporting to the Acquiring Fund. Certain officers of the Acquiring Fund are directors and/or officers of HIFSCO and/or The Hartford or its subsidiaries. No officer of the Funds receives any compensation directly from the Acquiring Fund.

For the twelve-month period ended April 30, 2001, legal fees and expenses of the Acquired Fund were paid to a law firm of which the secretary of the fund is a partner.

The Acquiring Fund has entered into certain expense offset arrangements with its Custodian bank. The amount of the Acquiring Fund's expense reductions is shown on the accompanying Statement of Operations as custodian fee expense offset.

LINE OF CREDIT: The Acquiring Fund participates in a $500,000,000 committed revolving line of credit facility. The facility is to be used for temporary or emergency purposes. Under the arrangement, the Acquiring Fund is required to own securities having a market value in excess of 300% of the total bank borrowing. The interest rate on the borrowing varies depending on the nature of the loan. The facility also requires a fee to be paid based on the amount of the commitment, which has not been utilized.

3.       PRO FORMA ADJUSTMENTS

The accompanying pro forma financial statements reflect changes in fund shares as if the merger had taken place on April 30, 2001, and adjustments made to expenses for duplicated services that would not have been incurred if the merger had taken place as of the close of business on April 30, 2000.

PROFORMA STATEMENT OF OPERATIONS
For the Year Ended April 30, 2001 (Unaudited)
FORTIS WORLDWIDE INTERNATIONAL EQUITY
HARTFORD INTERNATIONAL OPPORTUNITIES FUND

                                                                     ACQUIRED       ACQUIRING
                                                                       FUND            FUND
                                                                     04/30/01        04/30/01       PROFORMA         PROFORMA
                                                                   (HISTORICAL)    (HISTORICAL)    ADJUSTMENTS       COMBINED
                                                                   ------------    ------------    -----------      ----------
NET INVESTMENT INCOME:
  Income
     Interest Income                                                       $402            $966              0          $1,368
     Dividend Income                                                        266           2,617              0           2,883
     Fee income                                                               0              48              0              48
                                                                   ------------    ------------    -----------      ----------
  Total Income                                                              668           3,631              0           4,299
                                                                   ------------    ------------    -----------      ----------

  Expenses:
     Investment advisory and management fees                                321           1,385            (48)(a)       1,658
     Transfer agent fees                                                      0             349             71 (a)         420
     Distribution fees                                                      158             830             22 (a)       1,010
     Registration fees                                                       36              52            (30)(a)          58
     Custodian fees, gross                                                   14             172            (14)(a)         172
     Custodian fees, expense offset                                           0              (3)             0              (3)
     Accounting services                                                      0              28              6 (a)          34
     Directors' fees and expenses                                             3               1             (3)(a)           1
     Amortization of organization costs                                       5               8             (5)(a)           8
     Other                                                                   38              34            (20)             52
                                                                   ------------    ------------    -----------      ----------
  Total expenses (before reimbursements and waivers)                        575           2,856            (21)          3,410
      Expense reimbursements                                                  0               0              0               0
      Class A distribution fees waived                                        0             (45)           (11)(a)         (56)
                                                                   ------------    ------------    -----------      ----------
  Total expenses, net                                                       575           2,811            (32)          3,354
                                                                   ------------    ------------    -----------      ----------
NET INVESTMENT INCOME (LOSS)                                                 94             820             32             946
                                                                   ------------    ------------    -----------      ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized loss from investments & foreign currency                  (6,016)        (19,492)             0         (25,508)
      transactions
  Net change in unrealized appreciation (depreciation)
     from investments and translation of assets & liabilities
     denominated in foreign currency                                     (6,123)        (13,211)             0         (19,334)
                                                                   ------------    ------------    -----------      ----------
NET LOSS ON INVESTMENTS                                                 (12,139)        (32,703)             0         (44,842)
                                                                   ------------    ------------    -----------      ----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                   ($12,045)       ($31,883)           $32        ($43,896)
                                                                   ============    ============    ===========      ==========


(a) For further information regarding variations in expense structure, please see accompanying notes to pro forma financial statements.

PROFORMA STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2001 (Unaudited)
FORTIS WORLDWIDE INTERNATIONAL EQUITY
HARTFORD INTERNATIONAL OPPORTUNITIES FUND

                                                                      ACQUIRED       ACQUIRING
                                                                        FUND           FUND
                                                                       4/30/01        4/30/01        PROFORMA          PROFORMA
                                                                    (HISTORICAL)    (HISTORICAL)    ADJUSTMENTS        COMBINED
                                                                    ------------    ------------    -----------       ----------
ASSETS
     Investments , at value                                              $26,623        $160,328              0         $186,951
     Cash, receivables and other assets                                      707           4,671              0            5,378
     Collateral for securities lending transactions                            0          11,678              0           11,678
     Unrealized appreciation on forward foreign currency
          contracts                                                            7               0              0                7
                                                                    ------------    ------------    -----------       ----------
TOTAL ASSETS                                                              27,337         176,677              0          204,014
                                                                    ------------    ------------    -----------       ----------

LIABILITIES
     Payable upon return of securities loaned                                  0          11,678              0           11,678
     Payable for investment securities purchased                             120             687              0              807
     Redemptions of capital stock                                             24           4,205              0            4,229

     Accounts payable and accrued expenses                                    32              46              0               78
                                                                    ------------    ------------    -----------       ----------
TOTAL LIABILITIES                                                            176          16,616              0           16,792
                                                                    ------------    ------------    -----------       ----------
NET ASSETS
     Net proceeds of capital stock, par value$.01 per share               31,258         181,450              0          212,708
     Unrealized appreciation (depreciation) of investments
          in securities and translation of assets and
          liabilities denominated in foreign currency                      1,408          (2,630)             0           (1,222)
     Undistributed net investment income (loss)                              (54)            201              0              147
     Accumulated net realized loss from sale of investments
          and currency                                                    (5,451)        (18,960)             0          (24,411)
                                                                    ------------    ------------    -----------       ----------
TOTAL NET ASSETS                                                         $27,161        $160,061              0         $187,222
                                                                    ============    ============    ===========       ==========


OUTSTANDING SHARES
     Class A                                                           1,152,658       7,996,886        467,027 (a)    9,616,570
     Class B                                                             209,886       2,116,435        418,079 (a)    2,744,400
     Class C                                                             103,868       2,181,767         44,506 (a)    2,330,141
     Class H                                                             232,220               0        232,220 (a)            0
     Class Y                                                                   0       1,765,616              0 (a)    1,765,616
                                                                       1,698,632      14,060,705      1,161,831       16,456,728
Net Asset Value
     Class A                                                              $16.07          $11.46     1.40226876           $11.46
     Class B                                                              $15.83          $11.15     1.41973094           $11.15
     Class C                                                              $15.83          $11.10     1.42612613           $11.10
     Class H                                                              $15.81           $0.00     1.41793722            $0.00
     Class Y                                                               $0.00          $11.64     0.00000000           $11.64

(a) Reflects increase (decrease) in shares due to differences in the net asset values of the funds. Fortis Class H will merge to Hartford Class B.

PRO FORMA FOOTNOTES OF MERGER BETWEEN ACQUIRED FUND AND ACQUIRING FUND April 30, 2001 (Unaudited)

1.       GENERAL

The accompanying proforma financial statements are presented to show the effect of the proposed acquisition of Fortis Series Fund, Inc. - International Equity Portfolio (Acquired Fund) by The Hartford Mutual Funds, Inc. - Hartford International Opportunities Fund (Acquiring Fund) as if such acquisition had taken place as of the close of business on April 30, 2000.

Under the terms of the Agreement and Plan of Reorganization, the combination of the Acquired Fund and the Acquiring Fund will be taxed as a tax-free business combination and accordingly will be accounted for by a method of accounting for tax-free mergers of investment companies (sometimes referred to as the pooling without restatement method). The acquisition would be accomplished by an acquisition of the net assets of the Acquired Fund in exchange for shares of the Acquiring Fund at net asset value. The statements of assets and liabilities and the related statements of operations of the Acquired Fund and the Acquiring Fund have been combined as of and for the twelve-month period ended April 30, 2001.

The accompanying pro forma financial statements should be read in conjunction with the financial statements and schedule of investments of the Acquiring Fund, which are included in its semi-annual report dated April 30, 2001.

The following notes refer to the accompanying pro forma financial statements as if the above mentioned acquisition of the Acquired Fund and the Acquiring Fund had taken place as of the close of business on April 30, 2000.

2.       SIGNIFICANT ACCOUNTING POLICIES

The Acquiring Fund is organized under the laws of the State of Maryland, registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

The Acquiring Fund issues multiple class shares. Class A shares are sold with a front-end sales charge of up to 5.50%. Class B shares are sold without a front-end sales charge and may be subject to a contingent deferred sales charge which is assessed on the lesser of the net asset value of the shares at the time of redemption or the original purchase price, and declines from 5.00% to zero depending on the period of time the shares are held, and such shares automatically convert to Class A after eight years. Class C shares are sold with a front-end sales charge of up to 1% and a contingent deferred sales charge of up to 1%. Class Y shares are sold to certain eligible institutional investors without a sales charge. All classes of shares have identical voting, redemption, dividend, liquidation and other rights and the same terms and conditions, except that each class may have different expenses, which may affect performance. Income and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The significant accounting policies followed by the Acquiring Fund are summarized as follows:

SECURITY VALUATION: Investments in securities traded on a national securities exchange (domestic or foreign) or on the NASDAQ National Market System are valued at the last reported sales price. Securities for which over-the-counter market quotations are readily available are valued on the basis of the last current bid price. An outside pricing service may be utilized to provide such valuations. Securities quoted in foreign currencies are translated into U.S. dollars at the exchange rates at the end of each business day. Options are valued at the last sales price. If no sale took place on such day, then options are valued at the mean between the bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by management under supervision of the Board of Directors. Short-term investments, with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost.

FOREIGN CURRENCY TRANSACTIONS AND FORWARD CURRENCY CONTRACTS: The accounting records of the Acquiring Fund are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. The Acquiring Fund does not isolate that portion of portfolio security valuation resulting from fluctuations in foreign currency exchange rates on portfolio securities from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements. Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period resulting from changes in the exchange rates.

For the twelve-months ended April 30, 2001 the Funds entered into forward foreign currency exchange contracts that obligate the Funds to repurchase/replace or sell currencies at specified future dates. The Funds enter into forward foreign currency contracts to hedge against adverse fluctuations in exchange rates between currencies. Forward contracts involve elements of market risk in excess of the amount reflected in the Statement of Net Assets (Assets and Liabilities). In addition, risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movement in the value of foreign currencies relative to the U.S. dollar.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME: Security transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date, except that certain dividends for foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund is informed of the dividend in the exercise of reasonable diligence. Interest income and expenses are recorded on the accrual basis. Realized security gains and losses are determined using the identified cost method.

LENDING OF PORTFOLIO SECURITIES: At April 30, 2001, securities were on loan to brokers from the Funds. For collateral, the Funds' custodian received cash, which is maintained in a separate account and invested by the custodian in short-term investment vehicles. The risks to the Funds in security lending transactions are that the borrower may not provide additional collateral when required or return the securities when due and that the proceeds from the sale of investments made with cash collateral received will be less than amounts required to be returned to the borrowers.

JOINT TRADING ACCOUNT: The Acquiring Fund, pursuant to an exemptive order issued by the Securities and Exchange Commission, may transfer uninvested cash balances into a joint trading account (for all Hartford Funds) managed by Wellington Management Company LLP (Wellington). These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

REPURCHASE AGREEMENTS: A repurchase agreement is an agreement by which the seller of a security agrees to repurchase the security sold at a mutually agreed upon time and price. At the time the Acquiring Fund enters into a repurchase agreement, the value of the underlying collateral security (ies), including accrued interest, will be equal to or exceed the value of the repurchase agreement. Securities, which serve to collateralize the repurchase agreement, are held by the Acquiring Fund's custodian in book entry or physical form in the custodial account of the Acquiring Fund. Repurchase agreements are valued at cost plus accrued interest receivable. All repurchase agreements are executed through the Acquiring Fund's custodian, State Street Bank.

FUTURES, OPTIONS ON FUTURES AND OPTIONS TRANSACTIONS: A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. When the Funds enter into such contracts, they are required to deposit with their custodian an amount of "initial margin" of cash, commercial paper or U.S. Treasury Bills. Subsequent payments, called maintenance margin, to and from the broker, are made on a daily basis as the price of the underlying security fluctuates, making the long and short positions in the futures contract more or less valuable (i.e. mark-to-market), which results in an unrealized gain or loss to the Funds. The market value of a traded futures contract is the last sale price. In the absence of a last sale price, the last offering price is used. In the absence of either of these prices, fair value is determined according to procedures established by the Funds' Board of Directors. At any time prior to expiration of the futures contract, the Funds may close the position by taking an opposite position, which would operate to terminate the position in the futures contract. A final determination of the maintenance margin is then made, additional cash is required to be paid by or released to the Funds and the Funds realize a gain or loss. The use of futures contracts involve elements of market and counter party risk, which may exceed the amount recognized in the Statements of Net Assets (Assets and Liabilities). Change in the value of the futures contracts may decrease the effectiveness of a Fund's strategies and potentially result in loss.

The premium paid by a Fund for the purchase of a call or put option is included in the Fund's Statement of Net Assets (Schedule of Investments) as an investment and subsequently "marked-to-market" through net unrealized appreciation (depreciation) of options to reflect the current market value of the option as of the end of the reporting period. If a purchased option expires on its stipulated expiration date, the Fund realizes a loss in the amount of the cost of the option. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. If the Fund exercises a call option, the cost of the security, which the Fund purchases upon exercise, will be increased by the premium originally paid to buy the call.

The Funds may write covered options. "Covered" means that so long as a Fund is obligated as the writer of an option, it will own either the underlying securities or currency or the option to purchase or sell the same underlying securities or currency having the expiration date of the covered option and an exercise price equal to or less than the exercise price of the covered option, or will establish or maintain with it's custodian for the term of the option a "segregated account" consisting of cash or other liquid securities having a value equal to the fluctuating market value of the option securities or currencies. A Fund receives a premium for writing a call or put option, recorded as a component of other liabilities on the Statement of Net Assets (Assets and Liabilities), which increases the Funds' return, recorded as a realized gain, if the option expires unexercised or is closed out at a net profit. Any loss realized from the covered option is offset by the gain realized on the sale of the underlying securities or currency. Covered options, at times before exercise or close out, are marked-to-market through net unrealized appreciation (depreciation) of options. There is a risk of loss from a change in value of such options, which may exceed the related premiums received.

INDEXED SECURITIES: The Acquiring Fund may invest in indexed securities whose values are linked to changes in interest rates, indices, or other underlying instruments. The Acquiring Fund uses these securities to increase or decrease it's exposure to different underlying instruments and to gain exposure to markets that might be difficult to invest through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment and there is a limit to the potential appreciation of the investment.

FEDERAL INCOME TAXES: The Acquiring Fund intends to qualify, under the Internal Revenue Code, as a regulated investment company, and, if so qualified, will not have to pay federal income taxes to the extent that its taxable net income is distributed. On a calendar year basis, the Acquiring Fund intends to distribute substantially all of its net investment income and realized gains, if any, to avoid payment of federal excise taxes. It is the policy of the Funds to pay annual distributions from net investment income. The distributions are recorded on the record date and are payable in cash or reinvested in additional shares of the fund at net asset value without any charge to the shareholder.

Net investment income and net realized gains may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may, therefore, differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the fund.

USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from those estimates.

ILLIQUID SECURITIES: Each Fund is permitted to invest up to 15% of its net assets in illiquid securities. "Illiquid Securities" are those that may not be sold or disposed of in the ordinary course of business, at approximately the price used to determine a Fund's net asset value per share. Each Fund may also purchase certain restricted (unregistered) securities, commonly known as Rule 144A securities, that can be resold to institutions and which may be determined to be liquid pursuant to policies and guidelines established by the Fund's Board of Directors.

PAYMENTS TO RELATED PARTIES: Hartford Investment Financial Services Company (HIFSCO), a wholly owned indirect subsidiary of The Hartford Financial Services Group, Inc. (The Hartford), is the investment manager for the Acquiring Fund. As investment manager, HIFSCO has overall investment supervisory responsibility for the Acquiring Fund. In addition, HIFSCO provides administrative personnel, services, equipment and facilities and office space for proper operation of the Acquiring Fund. HIFSCO has contracted with Wellington for the provision of day to day investment management services in accordance with the Fund's investment objective and policies. The Acquiring Fund pays a fee to HIFSCO, a portion of which may be used to compensate Wellington. The Acquiring Fund's investment advisory and management fees are computed at an annual rate of .85% of the first $500 million of average daily net assets, .75% for the next $500 million, and
 .70% for average daily net assets over $1 billion.

In addition to the investment advisory and management fee, Classes A, B and C pay HIFSCO (the Acquiring Fund's principal underwriter) distribution fees equal to .35% of average daily net assets for Class A and 1.00% of average daily net assets for Classes B and C on an annual basis, to be used to compensate those who sell shares of the fund and to pay certain other expenses of selling fund shares. The Class A Rule 12b-1 fee for the Acquiring Fund has been voluntarily capped at .30% through at least February 28, 2002. The cap may be removed at any time thereafter. There is no distribution plan for Class Y Shares.

Allocable expenses incurred by The Hartford Funds (including the Acquiring Fund) are allocated to each Hartford Fund (including the Acquiring Fund) in proportion to the average daily net assets of each Hartford Fund (including the Acquiring
Fund), except where allocation of certain expenses is more fairly made directly to a specific Fund (including the Acquiring Fund) or to specific classes within in a Fund (including the Acquiring Fund). The Hartford has voluntarily agreed to limit the total operating expense of the Class A, B, C and Y shares of the Acquiring Fund, exclusive of taxes, interest, brokerage commissions, certain distribution expenses and extraordinary expenses, until at least February 28, 2002. For Class A the limit is 1.65%, Classes B and C the limit is 2.35% and for Class Y the limit is 1.20%. The Hartford may terminate such voluntary and temporary fee waivers and expense limitation arrangements at any time after February 28, 2002 without notice.

The Hartford and its subsidiaries provide facilities and office equipment, as well as perform certain other services, including fund accounting and financial reporting to the Acquiring Fund. Certain officers of the Acquiring Fund are directors and/or officers of HIFSCO and/or The Hartford or its subsidiaries. No officer of the Funds receives any compensation directly from the Acquiring Fund.

For the twelve-month period ended April 30, 2001, legal fees and expenses of the Acquired Fund were paid to a law firm of which the secretary of the fund is a partner.

The Acquiring Fund has entered into certain expense offset arrangements with its Custodian bank. The amount of the Acquiring Fund's expense reductions is shown on the accompanying Statement of Operations as custodian fee expense offset.

LINE OF CREDIT: The Acquiring Fund participates in a $500,000,000 committed revolving line of credit facility. The facility is to be used for temporary or emergency purposes. Under the arrangement, the Acquiring Fund is required to own securities having a market value in excess of 300% of the total bank borrowing. The interest rate on the borrowing varies depending on the nature of the loan. The facility also requires a fee to be paid based on the amount of the commitment, which has not been utilized.

3.       PRO FORMA ADJUSTMENTS

The accompanying pro forma financial statements reflect changes in fund shares as if the merger had taken place on April 30, 2001, and adjustments made to expenses for duplicated services that would not have been incurred if the merger had taken place as of the close of business on April 30, 2000.

PROFORMA STATEMENT OF OPERATIONS
For the Year Ended April 30, 2001 (Unaudited)
FORTIS MONEY FUND
HARTFORD MONEY MARKET FUND

                                                                   ACQUIRED       ACQUIRING
                                                                     FUND            FUND
                                                                   04/30/01        04/30/01       PROFORMA          PROFORMA
                                                                 (HISTORICAL)    (HISTORICAL)    ADJUSTMENTS        COMBINED
                                                                 ------------    ------------    -----------       ----------
NET INVESTMENT INCOME:
  Income
     Interest Income                                                  $12,695          $6,194              0          $18,889
     Dividend Income                                                        0               0              0                0
     Fee income                                                             0               0              0                0
                                                                 ------------    ------------    -----------       ----------
  Total Income                                                         12,695           6,194              0           18,889
                                                                 ------------    ------------    -----------       ----------

  Expenses:
     Investment advisory and management fees                            1,215             498           (203)(a)        1,510
     Transfer agent fees                                                  185             204            304 (a)          693
     Distribution fees                                                     36             503            703 (a)        1,242
     Registration fees                                                    107              36            (36)(a)          107
     Custodian fees, gross                                                 17               5            (17)(a)            5
     Custodian fees, expense offset                                         0              (2)             0               (2)
     Accounting services                                                    0              17             41 (a)           58
     Directors' fees and expenses                                          21               0            (21)(a)            0
     Amortization of organization costs                                     0               8              0
     Other                                                                 89              23            (36)              76
                                                                 ------------    ------------    -----------       ----------
  Total expenses (before reimbursements and waivers)                    1,669           1,292            735            3,696
      Expense reimbursements                                                0            (116)          (235)(a)         (351)
      Class A distribution fees waived                                      0             (26)           (99)(a)         (125)
                                                                 ------------    ------------    -----------       ----------
  Total expenses, net                                                   1,669           1,150            401            3,220
                                                                 ------------    ------------    -----------       ----------
NET INVESTMENT INCOME (LOSS)                                           11,027           5,044           (401)          15,670
                                                                 ------------    ------------    -----------       ----------
Realized and Unrealized Gain (Loss) on Investments
  Net realized gain from investments                                        3               2              0                5
  Net change in unrealized appreciation (depreciation)
      of investments                                                        0               0              0                0
                                                                 ------------    ------------    -----------       ----------
NET GAIN ON INVESTMENTS                                                     3               2              0                5
                                                                 ------------    ------------    -----------       ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $11,029          $5,046          ($401)         $15,674
                                                                 ============    ============    ===========       ==========

(a) For further information regarding variations in expense structure, please see accompanying notes to pro forma financial statements.


PROFORMA STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2001 (Unaudited)
FORTIS MONEY FUND
HARTFORD MONEY MARKET FUND

                                                                  ACQUIRED        ACQUIRING
                                                                    FUND            FUND
                                                                   4/30/01         4/30/01        PROFORMA           PROFORMA
                                                                 (HISTORICAL)    (HISTORICAL)    ADJUSTMENTS         COMBINED
                                                                 ------------    ------------    -----------        ----------
ASSETS
     Investments , at value                                          $205,508        $155,057              0          $360,565
     Cash, receivables and other assets                                 1,511           4,854              0             6,365
                                                                 ------------    ------------    -----------        ----------
TOTAL ASSETS                                                          207,019         159,911              0           366,930
                                                                 ------------    ------------    -----------        ----------

LIABILITIES

     Income and Cap Gain distribution payable                              38             457              0               495
     Payable for investment securities purchased                            0               0              0                 0
     Redemptions of capital stock                                           0           2,569              0             2,569
     Accounts payable and accrued expenses                                161               0              0               161
                                                                 ------------    ------------    -----------        ----------
TOTAL LIABILITIES                                                         199           3,026              0             3,225
                                                                 ------------    ------------    -----------        ----------
NET ASSETS
     Net proceeds of capital stock, par value$.01
          per share                                                   206,820         156,885              0           363,705
     Unrealized appreciation (depreciation) of
          investments in securities                                         0               0              0                 0
     Undistributed net investment income                                    0               0              0                 0
     Accumulated net realized gain from sale of
          investments                                                       0               0              0                 0
                                                                 ------------    ------------    -----------        ----------
TOTAL NET ASSETS                                                     $206,820        $156,885              0          $363,705
                                                                 ============    ============    ===========        ==========


OUTSTANDING SHARES
     Class A                                                      200,208,585      63,074,666              0 (a)   263,283,251
     Class B                                                        2,295,672      29,195,000              0 (a)    31,490,672
     Class C                                                        1,284,795      44,477,892              0 (a)    45,762,687
     Class H                                                        3,030,581               0              0 (a)     3,030,581
     Class Y                                                                0      20,138,375              0 (a)    20,138,375
                                                                  206,819,633     156,885,933              0 (a)   363,705,566

NET ASSET VALUE
     Class A                                                            $1.00           $1.00           1.00             $1.00
     Class B                                                            $1.00           $1.00           1.00             $1.00
     Class C                                                            $1.00           $1.00           1.00             $1.00
     Class H                                                            $1.00           $0.00           1.00             $0.00
     Class Y                                                            $0.00           $1.00           0.00             $1.00

(a) Reflects increase (decrease) in shares due to differences in the net asset values of the funds. Fortis Class H will merge to Hartford Class B.

PRO FORMA FOOTNOTES OF MERGER BETWEEN ACQUIRED FUND AND ACQUIRING FUND April 30, 2001 (Unaudited)

1.       GENERAL

The accompanying proforma financial statements are presented to show the effect of the proposed acquisition of Fortis Series Fund, Inc. - Fortis Money Fund (Acquired Fund) by The Hartford Mutual Funds, Inc. - Hartford Money Market Fund (Acquiring Fund) as if such acquisition had taken place as of the close of business on April 30, 2000.

Under the terms of the Agreement and Plan of Reorganization, the combination of the Acquired Fund and the Acquiring Fund will be taxed as a tax-free business combination and accordingly will be accounted for by a method of accounting for tax-free mergers of investment companies (sometimes referred to as the pooling without restatement method). The acquisition would be accomplished by an acquisition of the net assets of the Acquired Fund in exchange for shares of the Acquiring Fund at net asset value. The statements of assets and liabilities and the related statements of operations of the Acquired Fund and the Acquiring Fund have been combined as of and for the twelve-month period ended April 30, 2001.

The accompanying pro forma financial statements should be read in conjunction with the financial statements and schedule of investments of the Acquiring Fund, which are included in its semi-annual report dated April 30, 2001.

The following notes refer to the accompanying pro forma financial statements as if the above mentioned acquisition of the Acquired Fund and the Acquiring Fund had taken place as of the close of business on April 30, 2000.

2.       SIGNIFICANT ACCOUNTING POLICIES

The Acquiring Fund is organized under the laws of the State of Maryland, registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

The Acquiring Fund issues multiple class shares. Class A shares are sold with a front-end sales charge of up to 5.50%. Class B shares are sold without a front-end sales charge and may be subject to a contingent deferred sales charge which is assessed on the lesser of the net asset value of the shares at the time of redemption or the original purchase price, and declines from 5.00% to zero depending on the period of time the shares are held, and such shares automatically convert to Class A after eight years. Class C shares are sold with a front-end sales charge of up to 1% and a contingent deferred sales charge of up to 1%. Class Y shares are sold to certain eligible institutional investors without a sales charge. All classes of shares have identical voting, redemption, dividend, liquidation and other rights and the same terms and conditions, except that each class may have different expenses, which may affect performance. Income and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The significant accounting policies followed by the Acquiring Fund are summarized as follows:

SECURITY VALUATION: Short-term securities held in the Acquiring Fund are valued at amortized cost or original cost plus accrued interest receivable, both of which approximate market value. The use of this method results in a constant net asset value of $1.00 under normal market conditions.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME: Security transactions are accounted for on the trade date. Interest income and expenses are recorded on the accrual basis.

JOINT TRADING ACCOUNT: The Acquiring Fund, pursuant to an exemptive order issued by the Securities and Exchange Commission, may transfer uninvested cash balances into a joint trading account (for all Hartford Funds) managed by The Hartford Investment Management Company (HIMCO). These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

REPURCHASE AGREEMENTS: A repurchase agreement is an agreement by which the seller of a security agrees to repurchase the security sold at a mutually agreed upon time and price. At the time the Acquiring Fund enters into a repurchase agreement, the value of the underlying collateral security (ies), including accrued interest, will be equal to or exceed the value of the repurchase agreement. Securities, which serve to collateralize the repurchase agreement, are held by the Acquiring Fund's custodian in book entry or physical form in the custodial account of the Acquiring Fund. Repurchase agreements are valued at cost plus accrued interest receivable. All repurchase agreements are executed through the Acquiring Fund's custodian, State Street Bank.

FEDERAL INCOME TAXES: The Acquiring Fund intends to qualify, under the Internal Revenue Code, as a regulated investment company, and, if so qualified, will not have to pay federal income taxes to the extent that its taxable net income is distributed. On a calendar year basis, the Acquiring Fund intends to distribute substantially all of its net investment income and realized gains, if any, to avoid payment of federal excise taxes. It is the policy of the Fund to declare daily and pay monthly distributions from net investment income. Distributions from the Fund are not paid on shares until the day following the date on which the shares are issued. The distributions are payable in cash or reinvested in additional shares of the fund at net asset value without any charge to the shareholder.

USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from those estimates.

ILLIQUID SECURITIES: The Fund is permitted to invest up to 10% of its net assets in illiquid securities. "Illiquid Securities" are those that may not be sold or disposed of in the ordinary course of business, at approximately the price used to determine a Fund's net asset value per share. Each Fund may also purchase certain restricted (unregistered) securities, commonly known as Rule 144A securities, that can be resold to institutions and which may be determined to be liquid pursuant to policies and guidelines established by the Fund's Board of Directors.

PAYMENTS TO RELATED PARTIES: Hartford Investment Financial Services Company (HIFSCO), a wholly owned indirect subsidiary of The Hartford Financial Services Group, Inc. (The Hartford), is the investment manager for the Acquiring Fund. As investment manager, HIFSCO has overall investment supervisory responsibility for the Acquiring Fund. In addition, HIFSCO provides administrative personnel, services, equipment and facilities and office space for proper operation of the Acquiring Fund. HIFSCO has contracted with HIMCO for the provision of day to day investment management services in accordance with the Fund's investment objective and policies. The Acquiring Fund pays a fee to HIFSCO, a portion of which may be used to compensate HIMCO. The Acquiring Fund's investment advisory and management fees are computed at an annual rate of .50% of the first $500 million of average daily net assets, .45% for the next $500 million, and .40% for average daily net assets over $1 billion.

In addition to the investment advisory and management fee, Classes A, B and C pay HIFSCO (the Acquiring Fund's principal underwriter) distribution fees equal to .35% of average daily net assets for Class A and 1.00% of average daily net assets for Classes B and C on an annual basis, to be used to compensate those who sell shares of the fund and to pay certain other expenses of selling fund shares. The Class A Rule 12b-1 fee for the Acquiring Fund has been voluntarily capped at .30% through at least February 28, 2002. The cap may be removed at any time thereafter. There is no distribution plan for Class Y Shares.

Allocable expenses incurred by The Hartford Funds (including the Acquiring Fund) are allocated to each Hartford Fund (including the Acquiring Fund) in proportion to the average daily net assets of each Hartford Fund (including the Acquiring
Fund), except where allocation of certain expenses is more fairly made directly to a specific Fund (including the Acquiring Fund) or to specific classes within in a Fund (including the Acquiring Fund). The Hartford has voluntarily agreed to limit the total operating expense of the Class A, B, C and Y shares of the Acquiring Fund, exclusive of taxes, interest, brokerage commissions, certain distribution expenses and extraordinary expenses, until at least February 28, 2002. For Class A the limit is 1.00%, Classes B and C the limit is 1.70% and for Class Y the limit is .55%. The Hartford may terminate such voluntary and temporary fee waivers and expense limitation arrangements at any time after February 28, 2002 without notice.

The Hartford and its subsidiaries provide facilities and office equipment, as well as perform certain other services, including fund accounting and financial reporting to the Acquiring Fund. Certain officers of the Acquiring Fund are directors and/or officers of HIFSCO, HIMCO and/or The Hartford or its subsidiaries. No officer of the Funds receives any compensation directly from the Acquiring Fund.

For the twelve-month period ended April 30, 2001, legal fees and expenses of the Acquired Fund were paid to a law firm of which the secretary of the fund is a partner.

The Acquiring Fund has entered into certain expense offset arrangements with its Custodian bank. The amount of the Acquiring Fund's expense reductions is shown on the accompanying Statement of Operations as custodian fee expense offset.

LINE OF CREDIT: The Acquiring Fund participates in a $500,000,000 committed revolving line of credit facility. The facility is to be used for temporary or emergency purposes. Under the arrangement, the Acquiring Fund is required to own securities having a market value in excess of 300% of the total bank borrowing. The interest rate on the borrowing varies depending on the nature of the loan. The facility also requires a fee to be paid based on the amount of the commitment, which has not been utilized.

3.       PRO FORMA ADJUSTMENTS

The accompanying pro forma financial statements reflect changes in fund shares as if the merger had taken place on April 30, 2001, and adjustments made to expenses for duplicated services that would not have been incurred if the merger had taken place as of the close of business on April 30, 2000.

                                     PART C

                                OTHER INFORMATION

ITEM 15. INDEMNIFICATION.

         Incorporated herein by reference to Article V of the Articles of Incorporation filed with the Registrant's initial registration statement on April 9, 1996.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim is made for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the registrant undertakes that it will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 16.  EXHIBITS.

                  (1)      Articles of Incorporation (a)

                  (2)      By-Laws (a)

                  (3)      Not applicable

                  (4) Agreement and Plan of Reorganization is attached as Exhibit A to the Prospectus/Proxy Statement included in Part A of this Registration Statement on Form N-14

                  (5)      See (1) above

                  (6a)     Form of Investment Advisory Agreement (a)

                  (6b)     Form of Sub-Advisory Agreement (a)

                  (6c) Investment Management Agreement with Hartford Investment Financial Services Company (c)

                  (6d) Investment Sub-Advisory Agreement with Wellington Management Company LLP (c)

                  (6e) Investment Services Agreement with The Hartford Investment Management Company (c)

                  (6f) Form of Amendment Number 1 to Investment Management Agreement (d)

                  (6g) Form of Amendment Number 1 to Sub-Advisory Agreement between Hartford Investment Financial Services Company and Wellington Management Company LLP (d)

                  (6h) Form of Amendment Number 2 to Investment Management Agreement (e)

                  (6i) Form of Amendment Number 2 to Sub-Advisory Agreement between Hartford Investment Financial Services Company and Wellington Management Company LLP (e)

                  (6j) Form of Amendment Number 1 to Investment Services Agreement with The Hartford Investment Management Company (g)

                  (6k) Form of Amendment Number 3 to Investment Management Agreement (g)

                  (6l) Form of Amendment Number 3 to Sub-Advisory Agreement between Hartford Investment Financial Services Company and Wellington Management Company LLP (g)

                  (6m) Form of Amendment Number 4 to Investment Management Agreement (h)

                  (6n) Form of Amendment Number 4 to Sub-Advisory Agreement between Hartford Investment Financial Services Company and Wellington Management Company LLP (h)

                  (6o) Form of Amendment Number 5 to Investment Management Agreement (i)

                  (6p) Form of Amendment Number 5 to Sub-Advisory Agreement between Hartford Investment Financial Services Company and Wellington Management Company LLP (i)

                  (6q) Form of Amendment Number 6 to Investment Management Agreement (j)

                  (6r) Form of Amendment Number 6 to Sub-Advisory Agreement between Hartford Investment Financial Services Company and Wellington Management Company LLP (j)

                  (7a)     Form of Principal Underwriting Agreement (a)

                  (7b)     Form of Dealer Agreement with the Distributor (b)

                  (7c) Form of Amendment Number 1 to Principal Underwriting Agreement (d)

                  (7d) Form of Amendment Number 2 to Principal Underwriting Agreement (e)

                  (7e) Form of Amendment Number 3 to Principal Underwriting Agreement (g)

                  (7f) Form of Amendment Number 4 to Principal Underwriting Agreement (h)

                  (7g) Form of Amendment Number 5 to Principal Underwriting Agreement (i)

                  (7h) Form of Amendment Number 6 to Principal Underwriting Agreement (j)

                  (8)      Not applicable

                  (9a)     Form of Custodian Agreement (b)

                  (9b)     Form of Amendment Number 1 to Custodian Agreement (d)

                  (9c)     Form of Amendment Number 2 to Custodian Agreement (e)

                  (9d)     Form of Amendment Number 3 to Custodian Agreement (g)

                  (9e)     Form of Amendment Number 4 to Custodian Agreement (h)

                  (9f)     Form of Letter Amendment to Custodian Agreement (i)

                  (9g)     Form of Letter Amendment to Custodian Agreement (j)

                  (10a) Form of Rule 12b-1 Distribution Plan for Class A Shares (a)

                  (10b) Form of Rule 12b-1 Distribution Plan for Class B Shares (a)

                  (10c) Form of Rule 12b-1 Distribution Plan for Class C Shares (f)

                  (10d) Form of Amended Rule 12b-1 Distribution Plan for Class A Shares (d)

                  (10e) Form of Amended Rule 12b-1 Distribution Plan for Class B Shares (d)

                  (10f) Form of Amendment Number 1 to Amended and Restated Rule 12b-1 Distribution Plan for Class A Shares (e)

                  (10g) Form of Amendment Number 1 to Amended and Restated Rule 12b-1 Distribution Plan for Class B Shares (e)

                  (10h) Form of Amendment Number 2 to Amended and Restated Rule 12b-1 Distribution Plan for Class A Shares (g)

                  (10i) Form of Amendment Number 2 to Amended and Restated Rule 12b-1 Distribution Plan for Class B Shares (g)

                  (10j) Form of Amendment Number 1 to Rule 12b-1 Distribution Plan for Class C Shares (g)

                  (10k) Form of Amendment Number 3 to Amended and Restated Rule 12b-1 Distribution Plan for Class A Shares (h)

                  (10l) Form of Amendment Number 3 to Amended and Restated Rule 12b-1 Distribution Plan for Class B Shares (h)

                  (10m) Form of Amendment Number 2 to Rule 12b-1 Distribution Plan for Class C Shares (h)

                  (10n) Form of Amendment Number 4 to Amended and Restated Rule 12b-1 Distribution Plan for Class A Shares (i)

                  (10o) Form of Amendment Number 4 to Amended and Restated Rule 12b-1 Distribution Plan for Class B Shares (i)

                  (10p) Form of Amendment Number 3 to Rule 12b-1 Distribution Plan for Class C Shares (i)

                  (10q) Form of Amendment Number 5 to Amended and Restated Rule 12b-1 Distribution Plan for Class A Shares (j)

                  (10r) Form of Amendment Number 5 to Amended and Restated Rule 12b-1 Distribution Plan for Class B Shares (j)

                  (10s) Form of Amendment Number 4 to Rule 12b-1 Distribution Plan for Class C Shares (j)

                  (10t)    Form of Rule 18f-3 Plan (a)

                  (10u)    Form of Amended Rule 18f-3 Plan (d)

                  (10v) Form of Amendment Number 1 to Amended and Restated Rule 18f-3 Plan (e)

                  (10w) Form of Amended and Restated Rule 18f-3 Plan to Add Class C Shares (f)

                  (10x) Form of Amendment Number 1 to Amended and Restated Rule 18f-3 Plan which added Class C Shares (g)

                  (10y) Form of Amendment Number 2 to Amended and Restated Rule 18f-3 Plan which added Class C Shares (h)

                  (10z) Form of Amendment Number 3 to Amended and Restated Rule 18f-3 Plan which added Class C Shares (i)

                  (10aa) Form of Amendment Number 4 to Amended and Restated Rule 18f-3 Plan which added Class C Shares (j)

                  (11) Opinion and consent of _____________ with respect to the legality of the securities being registered (filed herewith).

                  (12) Opinion and consent of Dorsey & Whitney LLP with respect to tax matters (to be filed by amendment).

                  (13)     Not applicable.

                  (14a)    Consent of Arthur Andersen LLP (filed herewith).

                  (14b)    Consent of KPMG LLP (filed herewith).

                  (15)     Not applicable.

                  (16)     Power of attorney (filed herewith).

                  (17)     Form of proxy card (filed herewith).


----------
(a) Incorporated herein by reference to Registrant's Initial Registration Statement filed on April 9, 1996.

(b) Incorporated herein by reference to Registrant's Pre-Effective Amendment #1 filed on June 27, 1996.

(c) Incorporated herein by reference to Registrant's Post-Effective Amendment #3 filed on June 20, 1997.

(d) Incorporated herein by reference to Registrant's Post-Effective Amendment #4 filed on October 16, 1997.

(e) Incorporated herein by reference to Registrant's Post-Effective Amendment #5 filed on February 6, 1998.

(f) Incorporated herein by reference to Registrant's Post-Effective Amendment #7 filed on May 13, 1998.

(g) Incorporated herein by reference to Registrant's Post-Effective Amendment #9 filed on July 15, 1998.

(h) Incorporated herein by reference to Registrant's Post-Effective Amendment #13 filed on February 2, 2000.

(i) Incorporated herein by reference to Registrant's Post-Effective Amendment #16 filed on August 10, 2000.

(j) Incorporated herein by reference to Registrant's Post-Effective Amendment #17 filed on February 14, 2001.


ITEM 17.  UNDERTAKINGS.

         (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

         (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

         (3) The undersigned Registrant agrees to file, by post-effective amendment, an opinion of counsel or a copy of a ruling of the Internal Revenue Service supporting the tax consequences of the proposed reorganization within a reasonable time after receipt of such opinion or ruling.


                                   SIGNATURES

         As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the city of Hartford, and the state of Connecticut on the 8th day of November, 2001.

                                            THE HARTFORD MUTUAL FUNDS, INC.

                                            By:    David M. Znamierowski*
                                                   Its:  President

         As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the date indicated.

Signature                     Title
---------                     -----
David M. Znamierowski*        President
                              (Chief Executive Officer
                              & Director)

George R. Jay*                Controller & Treasurer
                              (Chief Accounting Officer &
                              Chief Financial Officer)

Winifred E. Coleman*          Director

Duane E. Hill*                Director

William A. O'Neil*            Director

Millard H. Pryor, Jr.*        Director

Lowndes A. Smith*             Director

John K. Springer*             Director


/s/ Kevin J. Carr                                      Dated: November 8, 2001
------------------------
* By Kevin J. Carr
  Attorney-in-fact